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MASTERS+ VARIABLE ANNUITY



VARIABLE ACCOUNT D
ISSUED BY:
UNION SECURITY INSURANCE COMPANY
P.O. BOX 64272
ST. PAUL, MINNESOTA 55164
ADMINISTERED BY:
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085


TELEPHONE:    1-800-862-6668 (CONTRACT OWNERS)
              1-800-862-7155 (REGISTERED REPRESENTATIVES)


                                                           [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase the
Masters+ Variable Annuity. Please read it carefully before you purchase your variable annuity.



Masters+ Variable Annuity is a contract between you and Union Security Insurance Company (formerly Fortis Benefits Insurance Company) where you agree to make at least one Premium Payment and Union Security agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


X   Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.


At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.


You may also allocate some or all of your Premium Payment to a Guarantee Period in our General Account. A Guarantee Period guarantees a rate of interest until a specified maturity date and may be subject to a Market Value Adjustment. Premium Payments allocated to a Guarantee Period are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC").

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.
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PROSPECTUS DATED: MAY 1, 2006



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2006


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2                                           UNION SECURITY INSURANCE COMPANY

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TABLE OF CONTENTS

                                                                                                                            PAGE
-----------------------------------------------------------------------------------------------------------------------------------
DEFINITIONS                                                                                                                     3
FEE TABLE                                                                                                                       5
HIGHLIGHTS                                                                                                                      7
GENERAL CONTRACT INFORMATION                                                                                                    8
     Union Security Insurance Company                                                                                           8
     The Separate Account                                                                                                       8
     The Funds                                                                                                                  9
PERFORMANCE RELATED INFORMATION                                                                                                13
     Guarantee Periods                                                                                                         13
THE CONTRACT                                                                                                                   14
     Purchases and Contract Value                                                                                              14
     Charges and Fees                                                                                                          19
     Death Benefit                                                                                                             20
     Surrenders                                                                                                                22
ANNUITY PAYOUTS                                                                                                                23
OTHER PROGRAMS AVAILABLE                                                                                                       25
OTHER INFORMATION                                                                                                              25
     Legal Matters                                                                                                             27
     More Information                                                                                                          27
FEDERAL TAX CONSIDERATIONS                                                                                                     27
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                                                                           32
ACCUMULATION UNIT VALUES                                                                                                       39
FURTHER INFORMATION ABOUT UNION SECURITY INSURANCE COMPANY                                                                     43
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                                                                       49
APPENDIX I -- SAMPLE MARKET VALUE ADJUSTMENT CALCULATIONS                                                                      50
APPENDIX II -- INVESTMENTS BY UNION SECURITY                                                                                   52


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UNION SECURITY INSURANCE COMPANY                                           3

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Guarantee Periods.

ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Hartford Life and Annuity Insurance Company administers these Contracts. Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is:
Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.


ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.


ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.


ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.


ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.



ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.


ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY PERIOD: The time during which we make Annuity Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.


BENEFICIARY: The person entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner.


CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.


COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.


CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.


CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owners. We do not capitalize "you" in the prospectus.


CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.


DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.



GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Union Security and/or Hartford.




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4                                           UNION SECURITY INSURANCE COMPANY

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JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the
Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MARKET VALUE ADJUSTMENT: An adjustment that either increases or decreases the amount we pay you under certain circumstances.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges and increased or decreased, as applicable, by any Market Value Adjustment.


UNION SECURITY: Union Security Insurance Company, the company that issued this Contract.


VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.


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UNION SECURITY INSURANCE COMPANY                                           5

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                                  FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

                                                                                                                        DURING
                                                                                                                     ACCUMULATION
                                                                                                                        PERIOD
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
CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                                                   None
Maximum Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)                                             7%
     First Year and Second Year (2)                                                                                            7%
     Third Year and Fourth Year                                                                                                6%
     Fifth Year                                                                                                                5%
     Sixth Year                                                                                                                3%
     Seventh Year                                                                                                              1%
     Eighth Year                                                                                                               0%


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)
     Mortality and Expense Risk Charge                                                                                     1.25%
     Administrative Charge                                                                                                 0.10%
     Total Separate Account Annual Expenses                                                                                1.35%

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                                                            Minimum     Maximum
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
TOTAL ANNUAL FUND OPERATING EXPENSES
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                                      0.42%        1.06%




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6                                           UNION SECURITY INSURANCE COMPANY

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES, AND TOTAL ANNUAL FUND OPERATING EXPENSES.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                                                                $   912
3 years                                                                               $ 1,260
5 years                                                                               $ 1,599
10 years                                                                              $ 2,771


(2) If you annuitize at the end of the applicable time period:


1 year                                                                                $   247
3 years                                                                               $   760
5 years                                                                               $ 1,299
10 years                                                                              $ 2,771


(3) If you do not Surrender your Contract:


1 year                                                                                $   247
3 years                                                                               $   760
5 years                                                                               $ 1,299
10 years                                                                              $ 2,771


CONDENSED FINANCIAL INFORMATION
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When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to the section entitled "Accumulation Unit Values" in this prospectus for information regarding Accumulation Unit Values.

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UNION SECURITY INSURANCE COMPANY                                           7

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $5,000 and subsequent Premium Payments must be at least $50, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

> For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT          SALES CHARGE
---------------------------------------------
       1 and 2                    7%
       3 and 4                    6%
          5                       5%
          6                       3%
          7                       1%
      8 or more                   0%

You won't be charged a Contingent Deferred Sales Charge on:

X   The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X   Distributions made due to death

X   Distributions under a program for substantially equal periodic payments

X   Most payments we make to you as Annuity Payouts

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

You pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.10% of the Contract Value held in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Funds' prospectuses for more complete information.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts.

> You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

> You may have to pay a Contingent Deferred Sales Charge and a Market Value Adjustment on the amount you Surrender.

IS THERE A MARKET VALUE ADJUSTMENT?

Surrenders and other withdrawals from a Guarantee Period in our General Account more than fifteen days from the end of a Guarantee Period are subject to a Market Value Adjustment. The Market Value Adjustment may increase or reduce the General Account value of your Contract. A Market Value Adjustment will also be applied to any General Account value that is transferred from the General Account to other Sub-Accounts before the end of the Guarantee Period. The Market Value Adjustment is computed using a formula that is described in this prospectus under "Market Value Adjustment."

WHAT INVESTMENT CHOICES ARE AVAILABLE?

You may allocate your Premium Payment or Contract Values among the following investment choices:

- The variable Sub-Accounts that invest in underlying Funds; and/or

- One or more Guarantee Periods, which may be subject to a Market Value Adjustment.

Guarantee Periods are not available for Contracts issued in Pennsylvania.

WILL UNION SECURITY PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner or the Annuitant dies before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds until we receive proof of death and complete instructions from the Beneficiary.

If death occurs before the Annuity Commencement Date and the Contract Owner's 75th birthday, the Death Benefit is the greatest of:

- The Contract Value of your Contract; or

- The highest Anniversary Value of each Contract Anniversary prior to the date of death; or

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8                                           UNION SECURITY INSURANCE COMPANY

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- The total Premium Payments you have made to us minus adjustments for partial
  Surrenders compounded annually at 5%, capped at a maximum of 200% of total Premium Payments minus adjustments for partial Surrenders (the "Rollup Amount")

See "Death Benefit" for a complete description for the Death Benefit applicable to your Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and Full Survivor Life Annuity, and Joint and 1/2 Contingent Survivor Life Annuity. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 110th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the completion of the 2nd Contract Year. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

UNION SECURITY INSURANCE COMPANY

Union Security Insurance Company ("Union Security") is the issuer of the Contracts. Union Security is an Iowa corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.

Union Security is a wholly owned subsidiary of Assurant, Inc. Assurant, Inc. is the ultimate parent of Union Security Insurance Company. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.

All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.

On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 14, 1987 as "Variable Account D" and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Union Security or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Union Security or Hartford may conduct.

- Is not affected by the rate of return of Union Security's General Account or Hartford's General Account or by the investment performance of any of Union Security's or Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation



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UNION SECURITY INSURANCE COMPANY                                           9

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model, that portion of your Contract Value may decrease in value.

THE FUNDS

SUB-ACCOUNT/FUND                                       ADVISOR                            OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND              HL Investment Advisors, LLC;            Maximum long-term total return
   SUB-ACCOUNT which purchases Class    sub-advised by Wellington Management
   IA shares of Hartford Advisers HLS   Company, LLP
   Fund of Hartford Series Fund, Inc.
HARTFORD BLUE CHIP STOCK HLS FUND       HL Investment Advisors, LLC;            Long-term growth of capital with
   SUB-ACCOUNT which purchases Class    sub-advised by T. Rowe Price            current income as a secondary
   IA shares of Hartford Blue Chip      Associates, Inc.                        objective
   Stock HLS Fund of Hartford HLS
   Series Fund II, Inc.
HARTFORD CAPITAL APPRECIATION HLS       HL Investment Advisors, LLC;            Growth of capital
   FUND SUB-ACCOUNT which purchases     sub-advised by Wellington Management
   Class IA shares of Hartford          Company, LLP
   Capital Appreciation HLS Fund of
   Hartford Series Fund, Inc. (Closed
   to new and subsequent Premium
   Payments and transfers of Contract
   Value)
HARTFORD CAPITAL OPPORTUNITIES HLS      HL Investment Advisors, LLC;            Capital appreciation
   FUND SUB-ACCOUNT which purchases     sub-advised by Holland Capital
   Class IA shares of Hartford          Management, L.P.
   Capital Opportunities HLS Fund of
   Hartford HLS Series Fund II, Inc.
HARTFORD DISCIPLINED EQUITY HLS FUND    HL Investment Advisors, LLC;            Growth of capital
   SUB-ACCOUNT which purchases Class    sub-advised by Wellington Management
   IA shares of Hartford Disciplined    Company, LLP
   Equity HLS Fund of Hartford Series
   Fund, Inc.
HARTFORD DIVIDEND AND GROWTH HLS FUND   HL Investment Advisors, LLC;            High level of current income
   SUB-ACCOUNT which purchases Class    sub-advised by Wellington Management    consistent with growth of capital
   IA shares of Hartford Dividend and   Company, LLP
   Growth HLS Fund of Hartford Series
   Fund, Inc.
HARTFORD EQUITY INCOME HLS FUND         HL Investment Advisors, LLC;            High level of current income
   SUB-ACCOUNT which purchases Class    sub-advised by Wellington Management    consistent with growth of capital
   IA shares of Hartford Equity         Company, LLP
   Income HLS Fund of Hartford Series
   Fund, Inc.
HARTFORD FOCUS HLS FUND SUB-ACCOUNT     HL Investment Advisors, LLC;            Long-term capital appreciation
   which purchases Class IA shares of   sub-advised by Wellington Management
   Hartford Focus HLS Fund of           Company, LLP
   Hartford Series Fund, Inc.
HARTFORD GLOBAL ADVISERS HLS FUND       HL Investment Advisors, LLC;            Maximum long-term total rate of return
   SUB-ACCOUNT which purchases Class    sub-advised by Wellington Management
   IA shares of Hartford Global         Company, LLP
   Advisers HLS Fund of Hartford
   Series Fund, Inc.



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
SUB-ACCOUNT/FUND                                       ADVISOR                            OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND        HL Investment Advisors, LLC;            Growth of capital
   SUB-ACCOUNT which purchases Class    sub-advised by Wellington Management
   IA shares of Hartford Global         Company, LLP
   Leaders HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD GROWTH HLS FUND SUB-ACCOUNT    HL Investment Advisors, LLC;            Long-term capital appreciation
   which purchases Class IA shares of   sub-advised by Wellington Management
   Hartford Growth HLS Fund of          Company, LLP
   Hartford Series Fund, Inc.
HARTFORD GROWTH OPPORTUNITIES HLS       HL Investment Advisors, LLC;            Short- and long-term capital
   FUND SUB-ACCOUNT which purchases     sub-advised by Wellington Management    appreciation
   Class IA shares of Hartford Growth   Company, LLP
   Opportunities HLS Fund of Hartford
   HLS Series Fund II, Inc.
HARTFORD HIGH YIELD HLS FUND            HL Investment Advisors, LLC;            High current income with growth of
   SUB-ACCOUNT which purchases Class    sub-advised by Hartford Investment      capital as a secondary objective
   IA shares of Hartford High Yield     Management Company
   HLS Fund of Hartford Series Fund,
   Inc.
HARTFORD INDEX HLS FUND SUB-ACCOUNT     HL Investment Advisors, LLC;            Seeks to provide investment results
   which purchases Class IA shares of   sub-advised by Hartford Investment      which approximate the price and yield
   Hartford Index HLS Fund of           Management Company                      performance of publicly traded common
   Hartford Series Fund, Inc.                                                   stocks in the aggregate
HARTFORD INTERNATIONAL CAPITAL          HL Investment Advisors, LLC;            Capital appreciation
   APPRECIATION HLS FUND SUB-ACCOUNT    sub-advised by Wellington Management
   which purchases Class IA shares of   Company, LLP
   Hartford International Capital
   Appreciation HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD INTERNATIONAL OPPORTUNITIES    HL Investment Advisors, LLC;            Long-term growth of capital
   HLS FUND SUB-ACCOUNT which           sub-advised by Wellington Management
   purchases Class IA shares of         Company, LLP
   Hartford International
   Opportunities HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD INTERNATIONAL SMALL COMPANY    HL Investment Advisors, LLC;            Capital appreciation
   HLS FUND SUB-ACCOUNT which           sub-advised by Wellington Management
   purchases Class IA shares of         Company, LLP
   Hartford International Small
   Company HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD INTERNATIONAL STOCK HLS FUND   HL Investment Advisors, LLC;            Long-term capital appreciation
   SUB-ACCOUNT which purchases Class    sub-advised by Lazard Asset
   IA shares of Hartford                Management LLC
   International Stock HLS Fund of
   Hartford HLS Series Fund II, Inc.



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
SUB-ACCOUNT/FUND                                       ADVISOR                            OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------
HARTFORD LARGECAP GROWTH HLS FUND       HL Investment Advisors, LLC;            Long-term growth of capital
   SUB-ACCOUNT which purchases Class    sub-advised by Holland Capital
   IA shares of Hartford LargeCap       Management L.P.
   Growth HLS Fund of Hartford HLS
   Series Fund II, Inc.
HARTFORD MIDCAP STOCK HLS FUND          HL Investment Advisors, LLC;            Seeks total investment returns,
   SUB-ACCOUNT which purchases Class    sub-advised by Northern Capital         including capital appreciation and
   IA shares of Hartford MidCap Stock   Management, LLC                         income, that consistently outperform
   HLS Fund of Hartford HLS Series                                              the Standard & Poor's 400 MidCap Index
   Fund II, Inc.
HARTFORD MONEY MARKET HLS FUND          HL Investment Advisors, LLC;            Maximum current income consistent
   SUB-ACCOUNT which purchases Class    sub-advised by Hartford Investment      with liquidity and preservation of
   IA shares of Hartford Money Market   Management Company                      capital
   HLS Fund of Hartford Series Fund,
   Inc.
HARTFORD MORTGAGE SECURITIES HLS FUND   HL Investment Advisors, LLC;            Maximum current income consistent
   SUB-ACCOUNT which purchases Class    sub-advised by Hartford Investment      with safety of principal and
   IA shares of Hartford Mortgage       Management Company                      maintenance of liquidity
   Securities HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD SMALLCAP GROWTH HLS FUND       HL Investment Advisors, LLC;            Seeks to maximize short- and
   SUB-ACCOUNT which purchases Class    sub-advised by Wellington Management    long-term capital appreciation
   IA shares of Hartford SmallCap       Company, LLP
   Growth HLS Fund of Hartford HLS
   Series Fund II, Inc.
HARTFORD SMALLCAP VALUE HLS FUND        HL Investment Advisors, LLC;            Capital appreciation
   SUB-ACCOUNT which purchases Class    sub-advised by Kayne Anderson Rudnick
   IA shares of Hartford SmallCap       Investment Management, LLC,
   Value HLS Fund of Hartford HLS       Metropolitan West Capital Management,
   Series Fund II, Inc.                 LLC and SSgA Funds Management, Inc.
HARTFORD STOCK HLS FUND SUB-ACCOUNT     HL Investment Advisors, LLC;            Long-term growth of capital, with
   which purchases Class IA shares of   sub-advised by Wellington Management    income as a secondary consideration
   Hartford Stock HLS Fund of           Company, LLP
   Hartford Series Fund, Inc.
HARTFORD TOTAL RETURN BOND HLS FUND     HL Investment Advisors, LLC;            Competitive total return, with income
   SUB-ACCOUNT which purchases Class    sub-advised by Hartford Investment      as a secondary objective
   IA shares of Hartford Total Return   Management Company
   Bond HLS Fund of Hartford Series
   Fund, Inc.
HARTFORD U.S. GOVERNMENT SECURITIES     HL Investment Advisors, LLC;            Maximize total return with a high
   HLS FUND SUB-ACCOUNT which           sub-advised by Hartford Investment      level of current income consistent
   purchases Class IA shares of         Management Company                      with prudent investment risk
   Hartford U.S. Government
   Securities HLS Fund of Hartford
   HLS Series Fund II, Inc.
HARTFORD VALUE HLS FUND SUB-ACCOUNT     HL Investment Advisors, LLC;            Long-term total return
   which purchases Class IA shares of   sub-advised by Wellington Management
   Hartford Value HLS Fund of           Company, LLP
   Hartford Series Fund, Inc.



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
SUB-ACCOUNT/FUND                                       ADVISOR                            OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND   HL Investment Advisors, LLC;            Short- and long-term capital
   SUB-ACCOUNT which purchases Class    sub-advised by Wellington Management    appreciation
   IA shares of Hartford Value          Company, LLP
   Opportunities HLS Fund of Hartford
   HLS Series Fund II, Inc.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

Certain underlying Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code
Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to the affected Funds. See "Federal Tax Considerations" for more information.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Union Security has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Union Security, or its agents, provide administrative and distribution related services and the Funds pay fees that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

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PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts, Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

GUARANTEE PERIODS

Any amount you allocate to our General Account under this Contract earns a guaranteed interest rate beginning on the date you make the allocation. The guaranteed interest rate continues for the number of years you select, up to a maximum of ten years. We call this a Guarantee Period. At the end of your Guarantee Period, your Contract Value, including accrued interest, will be allocated to a new Guarantee Period that is the same length as your original Guarantee Period. However, you may reallocate your Contract Value to different Guarantee Periods or to the Sub-Accounts. If you decide to reallocate your Contract Value, you must do so by sending us a written request. We must receive your written request at least three business days before the end of your Guarantee Period. The first day of your new Guarantee Period or other reallocation will be the day after the end of your previous Guarantee Period. We will notify you at least 45 days and not more than 75 days before the end of your Guarantee Period.

We currently offer ten different Guarantee Periods. These Guarantee Periods range in length from one to ten years. Each Guarantee Period has its own guaranteed interest rate, which may differ from other Guarantee Periods. We will, at our discretion, change the guaranteed interest rate for future Guarantee Periods. These changes will not affect the guaranteed interest rates we are paying on current Guarantee Periods. The guaranteed interest rate will never be less than an effective annual rate of 3%. We cannot predict or assure the level of any future guaranteed interest rates in excess of an effective annual rate of 3%.

We declare the guaranteed interest rates from time to time as market conditions dictate. We advise you of the guaranteed interest rate for a Guarantee Period at the time we receive a Purchase Payment from you, or at the time we execute a transfer you have requested, or at the time a Guarantee Period is renewed. You may obtain information concerning the guaranteed interest rates that apply to the various Guarantee Periods. You may obtain this information from our home office or from your sales representative at any time.

The maximum amount you can invest in a Guarantee Period is $500,000.

We do not have a specific formula for establishing the guaranteed interest rates for the Guarantee Periods. Guaranteed interest rates may be influenced by the available interest rates on the investments we acquire with the amounts you allocate for a particular Guarantee Period. Guaranteed interest rates do not necessarily correspond to the available interest rates on the investments we acquire with the amounts you allocate for a



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14                                          UNION SECURITY INSURANCE COMPANY

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particular Guarantee Period. In addition, when we determine guaranteed interest rates, we may consider:

- the duration of a Guarantee Period,

- regulatory and tax requirements,

- sales and administrative expenses we bear,

- risks we assume,

- our profitability objectives, and

- general economic trends.

Guarantee Periods are not available for Contracts issued in Pennsylvania.

MARKET VALUE ADJUSTMENT

Except as described below, we will apply a Market Value Adjustment to any general account value that is:

- surrendered,

- transferred, or

- otherwise paid out before the end of its Guarantee Period.

For example, we will apply a Market Value Adjustment to account value that we pay:

- as an amount applied to an Annuity Payout option, or

- as an amount paid as a single sum in lieu of an Annuity Payout.

The Market Value Adjustment reflects both the amount of time left in your Guarantee Period and the difference between the rate of interest credited to your current Guarantee Period and the rate of interest we are crediting to a new Guarantee Period with a duration equal to the amount of time left in your Guarantee Period. If your Guarantee Period's rate of interest is lower than, or relatively the same as (due to the application of the Market Value Adjustment factor (as described in Appendix I)), the rate of interest we are currently crediting the new Guarantee Period, then the application of the Market Value Adjustment will reduce the amount you receive or transfer. Conversely, if your Guarantee period's rate of interest is higher than the rate of interest we are crediting for the new Guarantee Period, then the application of the Market Value Adjustment will increase the amount you receive or transfer.

You will find sample Market Value Adjustment calculations in Appendix I.

We do not apply a Market Value Adjustment to withdrawals and transfers of account value under four exceptions.

1. We will not apply a Market Value Adjustment to account value that we payout as a death benefit pursuant to a Contract.

2. We will not apply a Market Value Adjustment to account value that is Surrendered or transferred from the one-year Guarantee Period.

3. We will not apply a Market Value Adjustment to account value that we pay out during a 30 day period that: -- begins 15 days before the end date of the Guarantee Period in which the account value was being held, and that: -
    - ends 15 days after the end date of the Guarantee Period in which the General Account value was being held.

4. We will not apply a Market Value Adjustment to general account value that is withdrawn or transferred from a Guarantee Period on a periodic, automatic basis. This exception only applies to such withdrawals or transfers under a formal Union Security program for the withdrawal or transfer of General Account value.

We may impose conditions and limitations on any formal Fortis program for the withdrawal or transfer of general account value. Ask your Union Security representative about the availability of such a program in your state. In addition, if such a program is available in your state, your Union Security representative can inform you about the conditions and limitations that may apply to that program.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle



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used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum initial Premium Payment is $5,000. For additional Premium Payments, the minimum Premium Payment is $50. Under certain situations, we may allow smaller Premium Payments, for example, if you are part of our InvestEase(R) Program or certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement at least annually which tells you how many Accumulation Units you have, their value and your total Contract Value.

A Contract's Guarantee Period value is guaranteed by Union Security. We bear the investment risk with respect to amounts allocated to a Guarantee Period, except to the extent that (1) we may vary the guaranteed interest rate for future Guarantee Periods (subject to the 3% effective annual minimum) and (2) the Market Value Adjustment imposes investment risks on you. The Contract's Guarantee Period value on any Valuation Date is the sum of its general account values in each Guarantee Period on that date. The general account value in a Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable guaranteed interest rate:

- The amount of Premium Payments or transferred amounts allocated to the Guarantee Period; less

- The amount of any transfers or Surrenders out of the Guarantee Period.



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CAN I TRANSFER FROM ONE INVESTMENT CHOICE TO ANOTHER?

Subject to the restrictions below, you may transfer Contract Value:

- From a Sub-Account to another Sub-Account;

- From a Sub-Account to a Guarantee Period;

- From a Guarantee Period to a Sub-Account;

- From a Guarantee Period to another Guarantee Period.

Transfers from a Guarantee Period may be subject to a Market Value Adjustment.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.

You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received in good order as long as it is received on a Valuation Day before the end of any Valuation Day. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in Hartford's variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by Hartford or our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.

Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for many of the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out requests and Surrenders of the Stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Contract Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from the Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Money Market Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Money Market Fund Sub-Account and you transfer all $10,000 into the Stock Fund Sub-Account, on that same day you could



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not then transfer the $10,000 out of the Stock Fund Sub-Account into another
Sub-Account.

SECOND, HARTFORD, AS THE ADMINISTRATOR FOR THE CONTRACTS ON BEHALF OF UNION SECURITY, HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS WHICH CAN ALSO AFFECT THOSE NOT ENGAGED IN THESE EXCESSIVE TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund. Even if you do not engage in market timing, certain Sub-Account restrictions may be imposed on you, as mentioned below.

Hartford attempts to curb frequent transfers in the following ways:

X   20 Transfer Rule; and

X   Abusive Transfer Policy.

THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, voice recording unit, via the Internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.

We actively monitor Contract Owners' compliance with this policy. We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter;

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or

- the policies and procedures of a potentially affected underlying Fund regarding frequent trading.

Separate Account investors could be precluded from purchasing Fund shares if we reach an impasse on the execution of Fund abusive trading instructions. In other words, an Underlying Fund complex could refuse to allow new purchases of shares by all Hartford variable product investors if we and the Fund complex can not reach a mutually acceptable agreement on how to treat an investor who, in the Fund's opinion, has violated the Fund's abusive trading restrictions.

If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated.

Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.

Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.

ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.



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SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20
Transfer Rule and the Abusive Transfer Policy do not apply in all circumstances, which we describe here:

- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.

- Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents and administrative services agreements. If these retirement plan documents and administrative services agreements have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Contract Owners of this Contract.

Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.

- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.

Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the variable annuity prospectus, the policies and procedures described in the variable annuity prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.


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TRANSFERS BETWEEN THE SUB-ACCOUNTS AND GUARANTEE PERIODS -- You may transfer from the Sub-Accounts to a Guarantee Period or from one Guarantee Period to another Guarantee Period. Transfers from a Guarantee Period, other than the one-year Guarantee Period, are subject to a Market Value Adjustment if the transfer is:

- more than 15 days before or 15 days after the expiration of the existing Guarantee Period, or

- are not part of a formal Union Security program for the transfer of general account value.

The amount of any positive or negative Market Value Adjustment will be added or deducted from the transferred amount.

You may not make a transfer into the one-year Guarantee Period within six months of a transfer out of the one-year Guarantee Period.

GENERAL ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the general account for up to 6 months from the date of your request (a "transfer moratorium"). After any transfer, you must wait six months before moving Sub-Account Values back to a Guarantee Period in the general account. After the Annuity Commencement Date, you may not make transfers from the general account.

We generally intend to enforce these restrictions during periods of extreme volatility within the U.S. stock markets or when we have significant concerns about disintermediation. If we enforce this restriction:

- The last then effective Guarantee Period and guaranteed interest rate will remain in effect until the end of the transfer moratorium;

- The Market Value Adjustment will take into consideration the amount of time consumed by the transfer moratorium only with regard to the Guaranteed Period during which the transfer moratorium was declared; and

- Rates of interest that we will credit for the new Guaranteed Period will be automatically reset to the rate of interest we declare as of the conclusion of the transfer moratorium.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT          SALES CHARGE
---------------------------------------------
       1 and 2                    7%
       3 and 4                    6%
          5                       5%
          6                       3%
          7                       1%
      8 or more                   0%

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN SEVEN YEARS -- After the seventh Contract Year, you may take the total of: (a) all Premium Payments held in your Contract for more than seven years, and (b) 10% of Premium Payments made during the last seven years and (c) all of your earnings.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 60 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 60 calendar days of the last day of confinement. This waiver may not be available in all states. This waiver is also not available for confinements due to substance abuse or mental disorders without a demonstrable organic disease. Please contact your



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  Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- On or after the Annuitant's 110th birthday.

- Contract Owners or Annuitants if the Contract Owner is a non-natural person, who become completely disabled, as defined in your Contract, after the Contract was issued. We will waive any CDSC deducted prior to the disability if you become disabled prior to age 64 and are continuously disabled for 12 months or more. This waiver is not available in all states and terminates upon the Contract Owner or Annuitant's 65th birthday.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that actual mortality rates, in aggregate, may be lower than expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE

For administration, we deduct a daily charge at the rate of 0.10% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner or Annuitant dies before the Annuity Commencement Date. The Death Benefit is calculated when we receive a



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certified death certificate or other legal document acceptable to us along with complete instructions from all beneficiaries on how to pay the death benefit.

Until we receive proof of death and the completed instructions from the Beneficiary, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

If death occurs before the Contract Owner's 75th birthday, the Death Benefit is the greatest of:

- The Contract Value of your Contract; or

- The highest Anniversary Value of each Contract Anniversary prior to the date of death; or

- The total Premium Payments you have made to us minus adjustments for partial Surrenders compounded annually at 5%, capped at a maximum of 200% of total Premium Payments minus adjustments for partial Surrenders (the "Rollup Amount")

If death occurs on or after the Contract Owner's 75th birthday, the Death Benefit is the greatest of:

- The Contract Value of your Contract; or

- The highest Anniversary Value of each Contract Anniversary prior to the Contract Owner's 75th birthday; or

- The Rollup Amount as of the Contract Owner's 75th birthday, plus any Premium Payments made since that birthday minus any adjustments for partial Surrenders since that birthday.

Adjustments are made for partial Surrenders for calculating the Anniversary Value by:

- Taking the amount of the partial Surrender and

- Dividing that amount by the Contract Value immediately before the partial Surrender and

- Multiplying that amount by the Contract Value on the Contract Anniversary, plus Premium Payments made since that Anniversary and before the partial Surrender, minus adjustments for withdrawals made since that Anniversary and before the partial Surrender.

Adjustments are made for partial Surrenders for calculating the Death Benefit using the Rollup Amount by:

- Taking the amount of the partial Surrender and

- Dividing that amount by the Contract Value immediately before the partial Surrender and

- Multiplying that amount by the Rollup Amount before the partial Surrender plus, any Premium Payments made on or after the date either the Contract Owner or Annuitant first reaches his or her 75th birthday and before the partial Surrender, minus adjustments for any partial Surrenders made on or after the date either the Contract Owner or Annuitant first reaches his or her 75th birthday and before the partial Surrender.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from the Beneficiary, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for the total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company", to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive



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the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Contingent Deferred Sales Charge and Premium Taxes and adjusted for any positive or negative Market Value Adjustment. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date and while the Annuitant is living. There are two restrictions:

- The partial Surrender amount must be at least equal to $1,000, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $1,000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the



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Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What level of Assumed Investment Return should you choose?

- Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 110th birthday, subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the end of the 2nd Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.

JOINT AND FULL SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies.

JOINT AND 1/2 CONTINGENT SURVIVOR LIFE ANNUITY

We make Payouts as long as both the Annuitant and Joint Annuitant are alive. If the Annuitant dies first, we will make



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24                                          UNION SECURITY INSURANCE COMPANY

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Payouts equal to 1/2 the original payout. If the Joint Annuitant dies first, we will continue to make Payouts at the full amount.

We may offer other Annuity Payout Options available.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semiannually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 3%.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the



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Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding
Valuation Period. The Annuity Unit Factor for a 3% AIR is 0.999919%.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any changes to a Program will not affect Contract Owners currently enrolled in the Program. If you are enrolled in any of these programs while a Fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE(R) -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is



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26                                          UNION SECURITY INSURANCE COMPANY

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required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS") serves as principal underwriter for the Contracts which are offered on a continuous basis. WFS is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of WFS is 500 Bielenberg Drive, Woodbury, MN 55125.

Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with Woodbury. We generally bear the expenses of providing services pursuant to Contracts, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).

Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.

We pay an up-front commission of up to 7% of your Contract Value at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.

Additional Payments -- In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (3) override payments and bonuses; (4) personnel education or training; (5) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (6) shareholder services, including sub-accounting and the preparation of account statements and other communications.

We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We also may pay Additional Payments to certain key Financial Intermediaries based on assets under management.

Consistent with NASD Conduct Rules, we provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; (5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.

Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2005, Additional Payments did not in the aggregate exceed approximately $62,000 (excluding incidental corporate-sponsorship related perquisites).

As of December 31, 2005, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Sentra Securities Corporation, Spelman & Company, and SunAmerica Securities (collectively, the "AUG Advisors Group").

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- The consolidated financial statements of Union Security Insurance Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Iowa law is Douglas R. Lowe, corporate counsel, Union Security Insurance Company, 576 Bielenberg Drive, Woodbury, MN 55125.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085.

Telephone:   1-800-862-6668 (Contract Owners)
             1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Union Security in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATION

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. citizens or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.


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28                                          UNION SECURITY INSURANCE COMPANY

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B. TAXATION OF UNION SECURITY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Union Security which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Union Security is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Union Security is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1.  NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

  2.  OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

     A.  DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

   i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

  ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and



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      (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

  iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

   v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

  vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

     B.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

   i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

  ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

     C.  AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

     D.  10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
         PAYMENTS.

   i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

  ii. The 10% penalty tax will not apply to the following distributions:

     1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



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     2.  Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

     3.  Distributions attributable to a recipient's becoming disabled.

     4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

     5. Distributions made under certain annuities issued in connection with structured settlement agreements.

     6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

     E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

     F.  REQUIRED DISTRIBUTIONS.

   i. Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

     3.  If the Contract Owner is not an individual, then for purposes of 1. or
         2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

  ii. Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

     G.  ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into, for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

     H.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However,
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in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

  3.  DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4.  TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that may prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any
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D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the recipient is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

     1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless the recipient elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

     2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is subject to federal income tax withholding as if the recipient were married claiming 3 exemptions, unless the recipient elects otherwise. A recipient may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.

Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the recipient is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. You also may be required to pay penalties under the estimated income tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit the tax to the IRS.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding tax applies, we are required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of



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the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A , SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

TRADITIONAL IRAs Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the
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paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SEP IRAs Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SIMPLE IRAs The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

ROTH IRAs Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



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In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b)  ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

   a. after the employee reaches age 59 1/2;

   b. upon the employee's separation from service;

   c. upon the employee's death or disability; or

   d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on



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36                                          UNION SECURITY INSURANCE COMPANY

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the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

- made to a beneficiary (or to the employee's estate) on or after the employee's death;

- attributable to the employee's becoming disabled under Code Section 72(m)(7);

- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

- (except for IRAs) made to an employee after separation from service after reaching age 55; or

- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

- for a qualified first-time home buyer and meets the requirements of Code
  Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b. RMDs AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2, or

- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable



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after the death of the Owner apply to all Qualified Plans, including Roth IRAs.
In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:

   a. an RMD amount;

   b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

   c. any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct



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rollover" and "60-day rollover" rules and the distribution's exposure to the
20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

9. QUALIFIED HURRICANE RELIEF

The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.


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ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.

The table below shows the Accumulation Unit Value of each Sub-Account.

                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                              2005     2004     2003     2002     2001    2000     1999     1998     1997     1996
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------------------
HARTFORD ADVISERS HLS FUND
    Accumulation Unit Value at
      beginning of period                $3.578   $3.495   $2.990   $3.515   $3.737  $3.816   $3.498   $2.844   $2.315   $2.013
    Accumulation Unit Value at end of
      period                             $3.785   $3.578   $3.495   $2.990   $3.515  $3.737   $3.816   $3.498   $2.844   $2.315
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     54,079   68,934   81,330   94,001  122,799 144,889  152,820  160,803  156,036  154,526
HARTFORD BLUE CHIP STOCK HLS FUND
    Accumulation Unit Value at
      beginning of period               $17.917  $16.676  $13.072  $17.526  $20.758 $21.571  $18.238  $14.429  $11.520  $10.000
    Accumulation Unit Value at end of
      period                            $18.710  $17.917  $16.676  $13.072  $17.526 $20.758  $21.571  $18.238  $14.429  $11.520
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      4,318    5,432    6,514    7,487    9,325  10,307    9,672    7,549    4,150      915
HARTFORD CAPITAL APPRECIATION HLS FUND
    Accumulation Unit Value at
      beginning of period                $1.657   $1.407   $1.000       --       --      --       --       --       --       --
    Accumulation Unit Value at end of
      period                             $1.889   $1.657   $1.407       --       --      --       --       --       --       --
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     17,658   16,982    7,759       --       --      --       --       --       --       --
HARTFORD CAPITAL OPPORTUNITIES HLS
  FUND
    Accumulation Unit Value at
      beginning of period                $6.310   $5.818   $4.630   $6.595   $8.754 $10.000       --       --       --       --
    Accumulation Unit Value at end of
      period                             $6.212   $6.310   $5.818   $4.630   $6.595  $8.754       --       --       --       --
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        836    1,000    1,197    1,356    1,645     763       --       --       --       --
HARTFORD DISCIPLINED EQUITY HLS FUND
    Accumulation Unit Value at
      beginning of period               $22.219  $20.774  $16.345  $21.989  $24.231 $26.030  $21.657  $18.337  $15.468  $12.904
    Accumulation Unit Value at end of
      period                            $23.363  $22.219  $20.774  $16.345  $21.989 $24.231  $26.030  $21.657  $18.337  $15.468
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      3,891    4,813    5,637    6,228    7,748   9,221   10,995   12,172   11,003    7,893
HARTFORD DIVIDEND AND GROWTH HLS FUND
    Accumulation Unit Value at
      beginning of period                $1.302       --       --       --       --      --       --       --       --       --(a)
    Accumulation Unit Value at end of
      period                             $1.363       --       --       --       --      --       --       --       --       --
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      1,400       --       --       --       --      --       --       --       --       --
HARTFORD EQUITY INCOME HLS FUND
    Accumulation Unit Value at
      beginning of period                $1.172       --       --       --       --      --       --       --       --       --(a)
    Accumulation Unit Value at end of
      period                             $1.199       --       --       --       --      --       --       --       --       --
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        399       --       --       --       --      --       --       --       --       --
HARTFORD FOCUS HLS FUND
    Accumulation Unit Value at
      beginning of period                $0.991       --       --       --       --      --       --       --       --       --(a)
    Accumulation Unit Value at end of
      period                             $1.073       --       --       --       --      --       --       --       --       --
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        107       --       --       --       --      --       --       --       --       --


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40                                          UNION SECURITY INSURANCE COMPANY

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
                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                              2005     2004     2003     2002     2001    2000     1999     1998     1997     1996
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
    Accumulation Unit Value at
      beginning of period                $1.123       --       --       --       --      --       --       --       --       --(a)
    Accumulation Unit Value at end of
      period                             $1.184       --       --       --       --      --       --       --       --       --
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1       --       --       --       --      --       --       --       --       --
HARTFORD GLOBAL LEADERS HLS FUND
    Accumulation Unit Value at
      beginning of period               $25.446  $21.640  $16.178  $20.373  $24.754 $26.998  $18.199  $13.847  $18.510  $15.754
    Accumulation Unit Value at end of
      period                            $25.755  $25.446  $21.640  $16.178  $20.373 $24.754  $26.998  $18.199  $13.847  $18.510
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      4,352    5,138    5,778    6,677    8,255   9,792    9,641   11,745   13,726   13,714
HARTFORD GROWTH HLS FUND
    Accumulation Unit Value at
      beginning of period                $1.228       --       --       --       --      --       --       --       --       --(a)
    Accumulation Unit Value at end of
      period                             $1.289       --       --       --       --      --       --       --       --       --
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        390       --       --       --       --      --       --       --       --       --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
    Accumulation Unit Value at
      beginning of period                $5.416   $4.684   $3.302   $4.626   $6.079  $5.925   $3.870   $3.296   $2.972   $2.587
    Accumulation Unit Value at end of
      period                             $6.214   $5.416   $4.684   $3.302   $4.626  $6.079   $5.925   $3.870   $3.296   $2.972
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     50,434   59,805   69,455   79,605   97,663 111,544  114,976  136,042  156,976  169,094
HARTFORD HIGH YIELD HLS FUND
    Accumulation Unit Value at
      beginning of period               $13.923  $13.139  $10.811  $11.763  $11.611 $11.649  $11.276  $10.913  $11.928  $10.941
    Accumulation Unit Value at end of
      period                            $14.028  $13.923  $13.139  $10.811  $11.763 $11.611  $11.649  $11.276  $10.913  $11.928
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      1,637    2,065    2,513    2,493    3,253   3,778    4,713    4,985    4,195    3,338
HARTFORD INDEX HLS FUND
    Accumulation Unit Value at
      beginning of period               $18.051  $16.574  $13.111  $17.136  $19.807 $22.185  $18.662  $14.771  $11.290  $10.000
    Accumulation Unit Value at end of
      period                            $18.611  $18.051  $16.574  $13.111  $17.136 $19.807  $22.185  $18.662  $14.771  $11.290
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      5,811    7,360    8,787    9,974   12,577  14,152   14,134   10,441    5,492    1,260
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
    Accumulation Unit Value at
      beginning of period                $1.179       --       --       --       --      --       --       --       --       --(a)
    Accumulation Unit Value at end of
      period                             $1.343       --       --       --       --      --       --       --       --       --
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        659       --       --       --       --      --       --       --       --       --
HARTFORD INTERNATIONAL OPPORTUNITIES
  HLS FUND
    Accumulation Unit Value at
      beginning of period                $1.572   $1.349   $1.000       --       --      --       --       --       --       --
    Accumulation Unit Value at end of
      period                             $1.777   $1.572   $1.349       --       --      --       --       --       --       --
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     11,251   11,378   12,244       --       --      --       --       --       --       --
HARTFORD INTERNATIONAL SMALL COMPANY
  HLS FUND
    Accumulation Unit Value at
      beginning of period                $1.555       --       --       --       --      --       --       --       --       --(a)
    Accumulation Unit Value at end of
      period                             $1.791       --       --       --       --      --       --       --       --       --
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        449       --       --       --       --      --       --       --       --       --


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UNION SECURITY INSURANCE COMPANY                                          41

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
                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                              2005     2004     2003     2002     2001    2000     1999     1998     1997     1996
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------------------
HARTFORD INTERNATIONAL STOCK HLS FUND
    Accumulation Unit Value at
      beginning of period               $17.056  $14.992  $11.688  $13.126  $17.572 $19.711  $16.113  $14.022  $12.691  $11.283
    Accumulation Unit Value at end of
      period                            $18.745  $17.056  $14.992  $11.688  $13.126 $17.572  $19.711  $16.113  $14.022  $12.691
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      2,453    2,854    3,374    3,936    5,081   5,689    5,344    4,752    4,240    3,137
HARTFORD LARGECAP GROWTH HLS FUND
    Accumulation Unit Value at
      beginning of period                $9.142   $8.308   $6.823  $10.029  $11.946 $14.754  $11.755  $10.000       --       --
    Accumulation Unit Value at end of
      period                             $9.109   $9.142   $8.308   $6.823  $10.029 $11.946  $14.754  $11.755       --       --
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      2,555    3,188    3,702    4,227    5,343   5,763    3,963      843       --       --
HARTFORD MIDCAP STOCK HLS FUND
    Accumulation Unit Value at
      beginning of period               $13.192  $11.850   $9.165  $10.685  $11.303 $10.538   $9.625  $10.000       --       --
    Accumulation Unit Value at end of
      period                            $13.606  $13.192  $11.850   $9.165  $10.685 $11.303  $10.538   $9.625       --       --
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      1,954    2,295    2,546    2,645    2,689   2,298    1,441      765       --       --
HARTFORD MONEY MARKET HLS FUND
    Accumulation Unit Value at
      beginning of period                $1.690   $1.697   $1.707   $1.705   $1.664  $1.590   $1.536   $1.479   $1.424   $1.372
    Accumulation Unit Value at end of
      period                             $1.715   $1.690   $1.697   $1.707   $1.705  $1.664   $1.590   $1.536   $1.479   $1.424
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     14,899   18,238   25,504   44,542   55,137  39,595   59,567   39,532   31,492   36,221
HARTFORD MORTGAGE SECURITIES HLS FUND
    Accumulation Unit Value at
      beginning of period                $1.308       --       --       --       --      --       --       --       --       --(a)
    Accumulation Unit Value at end of
      period                             $1.307       --       --       --       --      --       --       --       --       --
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         75       --       --       --       --      --       --       --       --       --
HARTFORD SMALLCAP GROWTH HLS FUND
    Accumulation Unit Value at
      beginning of period               $25.523  $22.412  $15.138  $21.561  $27.382 $32.680  $15.829  $13.241  $13.233  $12.461
    Accumulation Unit Value at end of
      period                            $27.956  $25.523  $22.412  $15.138  $21.561 $27.382  $32.680  $15.829  $13.241  $13.233
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      3,732    4,533    5,296    5,928    7,229   8,240    6,380    6,166    6,552    5,707
HARTFORD SMALLCAP VALUE HLS FUND
    Accumulation Unit Value at
      beginning of period               $20.500  $18.230  $13.345  $15.945  $13.357 $10.659   $9.367  $10.000       --       --
    Accumulation Unit Value at end of
      period                            $21.867  $20.500  $18.230  $13.345  $15.945 $13.357  $10.659   $9.367       --       --
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      2,342    2,867    3,242    3,869    4,532   3,045    2,497    1,098       --       --
HARTFORD STOCK HLS FUND
    Accumulation Unit Value at
      beginning of period                $1.307   $1.271   $1.000       --       --      --       --       --       --       --
    Accumulation Unit Value at end of
      period                             $1.413   $1.307   $1.271       --       --      --       --       --       --       --
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      6,259    7,359    6,313       --       --      --       --       --       --       --
HARTFORD TOTAL RETURN BOND HLS FUND
    Accumulation Unit Value at
      beginning of period                $2.660   $2.577   $2.422   $2.230   $2.080  $1.882   $1.947   $1.825   $1.661   $1.626
    Accumulation Unit Value at end of
      period                             $2.688   $2.660   $2.577   $2.422   $2.230  $2.080   $1.882   $1.947   $1.825   $1.661
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                     22,025   26,051   26,437   32,035   34,033  37,519   46,271   51,323   49,943   55,654

42                                          UNION SECURITY INSURANCE COMPANY

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
                                                                          AS OF DECEMBER 31,
SUB-ACCOUNT                              2005     2004     2003     2002     2001    2000     1999     1998     1997     1996
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
  HLS FUND
    Accumulation Unit Value at
      beginning of period               $23.118  $22.957  $22.780  $20.852  $19.655 $17.823  $18.421  $17.150  $15.935  $15.805
    Accumulation Unit Value at end of
      period                            $23.162  $23.118  $22.957  $22.780  $20.852 $19.655  $17.823  $18.421  $17.150  $15.935
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      2,823    3,656    5,096    7,079    6,250   5,978    6,962    7,578    7,744    9,635
HARTFORD VALUE HLS FUND
    Accumulation Unit Value at
      beginning of period                $1.081       --       --       --       --      --       --       --       --       --(a)
    Accumulation Unit Value at end of
      period                             $1.131       --       --       --       --      --       --       --       --       --
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        194       --       --       --       --      --       --       --       --       --
HARTFORD VALUE OPPORTUNITIES HLS FUND
    Accumulation Unit Value at
      beginning of period               $21.687  $18.492  $13.211  $17.843  $18.559 $15.875  $14.768  $13.652  $11.049  $10.000
    Accumulation Unit Value at end of
      period                            $23.178  $21.687  $18.492  $13.211  $17.843 $18.559  $15.875  $14.768  $13.652  $11.049
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                      2,712    3,028    3,438    3,889    5,066   4,407    4,744    4,869    3,402    1,072

(a) Inception date July 5, 2005.


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UNION SECURITY INSURANCE COMPANY                                          43

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FURTHER INFORMATION ABOUT UNION SECURITY INSURANCE COMPANY



FORWARD-LOOKING STATEMENTS



Some of the statements under "Business," "Management's Discussion and Analysis of Financial Condition and Results of Operations," and elsewhere in this report may contain forward-looking statements which reflect our current views with respect to, among other things, future events and financial performance. You can identify these forward-looking statements by the use of forward-looking words such as "outlook," "believes," "expects," "potential," "continues," "may," "will," "should," "seeks," "approximately," "predicts," "intends," "plans," "estimates," "anticipates" or the negative version of those words or other comparable words. Any forward-looking statements contained in this report are based upon our historical performance and on current plans, estimates and expectations. The inclusion of this forward looking information should not be regarded as a representation by us or any other person that the future plans, estimates or expectations contemplated by us will be achieved. Such forward-looking statements are subject to various risks and uncertainties. Accordingly, there are or will be important factors that could cause our actual results to differ materially from those indicated in this report. We believe that these factors include but are not limited to those described under the subsection entitled "Risk Factors" in "Management's Discussion and Analysis of Financial Condition and Results of Operations." These factors should not be construed as exhaustive and should be read in conjunction with the other cautionary statements that are included in this report. We undertake no obligation to publicly update or review any forward-looking statement, whether as a result of new information, future developments or otherwise.



If one or more of these or other risks or uncertainties materialize, or if our underlying assumptions prove to be incorrect, actual results may vary materially from what we projected. Any forward-looking statements you read in this report reflect our current views with respect to future events and are subject to these and other risks, uncertainties and assumptions relating to our operations, results of operations, financial condition, growth strategy and liquidity.



BUSINESS



Union Security Insurance Company, formerly Fortis Benefits Insurance Company, is a stock life insurance company formed in 1910 and organized under the laws of the State of Iowa. Since 1984, it has been an indirect wholly owned subsidiary of Assurant, Inc. ("Assurant"), which owns and operates companies that provide specialty insurance products and related services in North America and selected other markets. Assurant is traded on the New York Stock Exchange under the symbol AIZ.



Effective September 6, 2005, Union Security Insurance Company changed its name from Fortis Benefits Insurance Company in association with Assurant's initial public offering on February 5, 2004.



In this report, references to the "Company," "Union Security," "we," "us" or "our" refer to Union Security Insurance Company.



Assurant organizes and manages its specialized businesses through four operating business segments:



OPERATING BUSINESS SEGMENT               PRINCIPAL PRODUCTS AND SERVICES                   PRINCIPAL DISTRIBUTION CHANNELS
-----------------------------------------------------------------------------------------------------------------------------------
ASSURANT SOLUTIONS
SPECIALTY PROPERTY                -  Creditor-placed homeowners insurance          -  Mortgage lenders and services
                                     (including tracking services)
                                  -  Manufactured housing homeowners insurance     -  Manufactured housing lenders, dealers and
                                                                                      vertically integrated builders
                                  -  Debt protection administration
CONSUMER PROTECTION                                                                -  Financial institutions (including credit
                                  -  Credit insurance                                 card issuers) and retailers
                                  -  Warranties and extended service contracts     -  Consumer electronics and appliance retailers
                                     - Appliances                                  -  Vehicle dealerships
                                     - Automobiles and recreational vehicles
                                     - Consumer electronics
                                     - Wireless devices
ASSURANT HEALTH
INDIVIDUAL HEALTH                 -  Preferred Provider Organizations (PPO)        -  Independent agents
                                  -  Short-term medical insurance                  -  National accounts
                                  -  Student medical insurance                     -  Associations and trusts
                                                                                   -  Internet

SMALL EMPLOYER GROUP HEALTH       -  PPO                                           -  Independent agents

44                                          UNION SECURITY INSURANCE COMPANY

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
OPERATING BUSINESS SEGMENT               PRINCIPAL PRODUCTS AND SERVICES                   PRINCIPAL DISTRIBUTION CHANNELS
-----------------------------------------------------------------------------------------------------------------------------------
ASSURANT EMPLOYEE BENEFITS        Employer and employee-paid:                      -  Employee benefit advisors
                                  -  Group dental insurance                        -  Brokers
                                  -  Group disability insurance                    -  Disability RMS(1)
                                  -  Group term life insurance
ASSURANT PRENEED                  -  Pre-funded funeral insurance                  -  Service Corporation International (SCI)
                                                                                   -  Canadian independent and Corporate funeral
                                                                                      homes




(1) Disability RMS refers to Disability Reinsurance Management Services, Inc., one of Assurant's wholly owned subsidiaries that provides a turnkey facility to other insurers to write principally group disability insurance.








Union Security, which is licensed to sell life, health and annuity insurance in the District of Columbia and in all states except New York, writes insurance products that are marketed by each of Assurant's business segments. We perform substantially all of the operations of Assurant Employee Benefits. We market, sell and administer directly the group disability, group life and certain of the group dental insurance products, and we manage other Assurant subsidiaries that provide the prepaid dental products. We also issue many of the pre-funded funeral life insurance policies that are marketed, sold and administered by Assurant Preneed, including in Canada where we are licensed as a life insurer. With respect to Assurant Health, we issue only small group health insurance policies that are sold through an independent agency. With respect to Assurant Solutions, we issue accidental death and dismemberment policies for which the segment performs the selling, marketing, and administration functions. Of our total gross revenues generated during 2005, approximately 69% were from the Assurant Employee Benefits segment, approximately 14% from the Assurant Health segment, approximately 13% from the Assurant Preneed segment, and approximately 4% from the Assurant Solutions segment.



As an indirect wholly owned subsidiary of Assurant, Union Security does not have any publicly issued equity or debt securities. We are, however, subject to certain filing requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), because we have issued certain variable and market value adjusted insurance contracts, which are required to be registered with the Securities and Exchange Commission (the "SEC") as securities. Effective April 1, 2001, Assurant exited this line of business and sold the business segment, then referred to as Fortis Financial Group, to The Hartford Financial Services Group, Inc. and certain of its subsidiaries ("The Hartford"). This sale was accomplished by means of reinsurance and modified coinsurance. As a result, The Hartford is contractually responsible for servicing the insurance contracts, including the payment of benefits, oversight of investment management, overall contract administration and funding of reserves. If The Hartford fails to fulfill its obligations, however, we will be obligated to perform the services and make the required payments and funding.



Union Security was redomesticated to Iowa from Minnesota in 2004.



As of December 31, 2005, we had approximately 2,500 employees.



Our annual reports on Form 10-K, quarterly reports on Form 10-Q, current reports on Form 8-K and all amendments to such reports, filed or furnished pursuant to Section 13(a) or 15(d) of the Exchange Act, are available free of charge at the SEC website at www.sec.gov. These documents are also available free of charge through our website at www.assurant.com.



Dollar amounts are presented in U.S. dollars and all amounts are in thousands, except number of shares.



RISK FACTORS



Union Security is subject to risks associated with our business. These risks include, among others:



- Reliance on Relationships with Significant Clients, Distributors and Other Parties. If our significant clients, distributors and other parties with which we do business decline to renew or seek to terminate our relationships or contractual arrangements, our results of operations and financial condition could be materially adversely affected. We are also subject to the risk that these parties may face financial difficulties, reputational issues or problems with respect to their own products and services, which may lead to decreased sales of products and services.



- Failure to Attract and Retain Sales Representatives or Develop and Maintain Distribution Sources. Our sales representatives interface with clients and third party distributors. Our inability to attract and retain our sales representatives or an interruption in, or changes to, our relationships with various third-party distributors could impair our ability to compete and market our insurance products and services and materially adversely affect our results of operations and financial condition. In addition, our ability to market our products and services depends on our ability to tailor our channels of distribution to comply with changes in the regulatory environment.



- Effect of General Economic, Financial Market and Political Conditions. Our results of operations and financial condition may be materially adversely affected by general economic, financial market and political conditions, including:



    - insurance industry cycles;



    - levels of employment;




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UNION SECURITY INSURANCE COMPANY                                          45

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    - levels of inflation and movements of the financial markets;



    - fluctuations in interest rates;



    - monetary policy;



    - demographics; and



    - legislative and competitive factors.



- Failure to Predict Accurately Benefits and Other Costs and Claims. We may be unable to predict accurately benefits, claims and other costs or to manage such costs through our loss limitation methods, which could have a material adverse effect on our results of operations and financial condition if claims substantially exceed our expectations.



- Changes in Regulation. Legislation or other regulatory reform that increases the regulatory requirements imposed on us or that changes the way we are able to do business may significantly harm our business or results of operations in the future.



- Reinsurer's Failure to Fulfill Obligations. In 2001, the Company entered into a reinsurance agreement with The Hartford for the sale of its FFG division. Under the reinsurance agreement, The Hartford is obligated to contribute funds to increase the value of the separate account assets relating to modified guaranteed annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments. The Company would be responsible to administer this business in the event of a default by the reinsurer. In 2000, the Company divested its LTC operations to John Hancock through a reinsurance agreement. If John Hancock fails to fulfill its obligations, the Company would be obligated to make these payments.



- Credit Risk of Some of Our Agents. We advance agents' commissions as part of our pre-funded funeral insurance product offerings. These advances are a percentage of the total face amount of coverage as opposed to a percentage of the first-year premium paid, the formula that is more common in other life insurance markets. There is a one-year payback provision against the agency if death or lapse occurs within the first policy year. As a result of the sale of the independent United States pre-funded funeral business distribution, the Company will incur losses on chargebacks from agents who have been terminated who will be unable to repay their obligation.



For additional risks that relate to our business, we refer you to Assurant's Annual Report on Form 10-K filed with the SEC and available on the SEC's website at www.sec.gov or through Assurant's website at www.assurant.com.



PROPERTIES



Our principal office is in Kansas City, Missouri, where we lease office space in a building owned by Assurant. We also lease from an unrelated party office space in Birmingham, Alabama, which is used to house certain employees of our dental benefits division and office space in Atlanta, Georgia used to headquarter Assurant Preneed's head office. In addition, we have regional claims and sales offices throughout the United States. We believe that our leased properties are adequate for our current business operations.



LEGAL PROCEEDINGS



We are regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. We may from time to time be subject to a variety of legal and regulatory actions relating to our current and past business operations. While we cannot predict the outcome of any pending or future litigation, examination or investigation and although no assurances can be given, we do not believe that any pending matter will have a material adverse effect on our financial condition or results of operations.



MARKET FOR REGISTRANT'S COMMON EQUITY, RELATED STOCKHOLDER MATTERS AND ISSUER PURCHASES OF EQUITY SECURITIES



There is no public trading market for our common stock. As of March 1, 2006, we had 1,000,000 shares of common stock outstanding, all of which are owned directly by Interfinancial Inc., a Georgia corporation that is a direct wholly owned subsidiary of Assurant, Inc. We paid $180 million, $75 million, and $0 in dividends to our stockholder in 2005, 2004 and 2003, respectively.



MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS



The following discussion and analysis of our financial condition and results of operations should be read in conjunction with our consolidated financial statements and accompanying notes which appear elsewhere in this report. It contains forward-looking statements that involve risks and uncertainties. Please see "Forward-Looking Statements" for more information. Our actual results could differ materially from those anticipated in these forward-looking statements as a result of various factors, including those discussed below and elsewhere in this report.

46                                          UNION SECURITY INSURANCE COMPANY

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The table below presents information regarding our consolidated results of operations:



                                                                                                           FOR THE YEAR ENDED
                                                                                                              DECEMBER 31,
(IN THOUSANDS)                                                                                             2005          2004
----------------------------------------------------------------------------------------------------------------------------------
REVENUES:
Net earned premiums and other considerations                                                            $ 1,710,645   $ 1,756,320
Net investment income                                                                                       293,898       275,693
Net realized (loss) gain on investments                                                                      (1,651)        8,371
Amortization of deferred gains on disposal of businesses                                                     33,098        43,299
Fees and other income                                                                                        10,427        13,033
Total revenues                                                                                            2,046,417     2,096,716
BENEFITS, LOSSES AND EXPENSES:
Policyholder benefits                                                                                     1,293,230     1,352,002
Selling, underwriting and general expenses(1)                                                               568,433       565,311
Total benefits, losses and expenses                                                                       1,861,663     1,917,313
INCOME BEFORE INCOME TAXES                                                                                  184,754       179,403
Income taxes                                                                                                 68,789        59,810
NET INCOME                                                                                              $   115,965   $   119,593




(1) Includes amortization of deferred acquisition costs ("DAC") and value of business acquired ("VOBA") and underwriting, general and administrative expenses.







YEAR ENDED DECEMBER 31, 2005 COMPARED TO DECEMBER 31, 2004



NET INCOME



Net income decreased by $3,628, or 3%, to $115,965 for the year ended December 31, 2005 from $119,593 for the year ended December 31, 2004. This decrease is primarily due to an additional tax liability in the fourth quarter in 2005, partially offset by lower policyholder benefits expense.



TOTAL REVENUES



Total revenues decreased by $50,299, or 2%, to $2,046,417 for the year ended December 31, 2005 from $2,096,716 for the year ended December 31, 2004. The primary driver of this decrease was lower net earned premiums and other considerations of $45,675 due to a decline in members and higher lapses in our small employer group health business, the sale of our independent United States pre-funded funeral business distribution and an overall decline in sales of life policies in our pre-funded funeral businesses, offset by an increase in premiums from our group dental business. The decrease in revenues was also due to a decrease in amortization of deferred gain on disposal of business of $10,201, which was consistent with the anticipated run-off of the business ceded to The Hartford in 2001 and John Hancock Life Insurance Company ("John Hancock"), now a subsidiary of Manulife Financial Corporation, in 2000. These decreases were partially offset by an increase in net investment income of $18,205 due to investment income from real estate partnerships and an increase in invested assets. Net realized losses on investments included other-than-temporary impairments on fixed maturity and equity securities of $266 and $131 for the years ended December 31, 2005 and 2004, respectively.



TOTAL BENEFITS, LOSSES AND EXPENSES



Total benefits, losses and expenses decreased by $55,650, or 3%, to $1,861,663 for the year ended December 31, 2005 from $1,917,313 for the year ended December 31, 2004. The decrease was primarily attributable to lower policyholder benefits of $58,772, driven by lower claim payments as well as favorable loss development in our small employer group health business, the sale of the Independent -- United States distribution channel and lower reserve additions resulting from lower production in our pre-funded funeral business. Offsetting the decrease were higher selling, underwriting and general expenses of $3,122, driven by higher technology-related costs aimed at improving our customer services in our benefits business and severance and related costs of the sale of the Independent -- United States distribution channel.



INCOME TAXES



Income taxes increased by $8,979, or 15%, to $68,789 for the year ended December 31, 2005 from $59,810 for the year ended December 31, 2004. The increase was primarily driven by additional tax accruals which were considered necessary based upon our best estimate of our future federal tax liability. This increase was partially offset by the release of previously reported tax accruals which were no longer considered necessary due to the resolution of IRS audits.



DISPOSITION OF BUSINESS



Our results of operations were affected by the following significant disposition:



On November 9, 2005, the Company signed an agreement with Forethought whereby the Company agreed to discontinue writing new pre-funded insurance policies in the United States via independent funeral homes and non-SCI Corporate funeral home chains for a period of ten years. The Company will receive payments from Forethought over the next ten years based on the amount of business the Company transitions to Forethought. This agreement does not impact the Company's independent Canadian or AMLIC distribution channels. The

UNION SECURITY INSURANCE COMPANY                                          47

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transaction will not have a material impact on the Company's consolidated financial position or results of operations.



QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK



As a provider of insurance products, effective risk management is fundamental to our ability to protect both our customers' and our stockholder's interests. We are exposed to potential loss from various market risks, in particular interest rate risk and credit risk, inflation risk and foreign exchange risk.



Interest rate risk is the possibility the fair value of liabilities will change more or less than the market value of investments in response to changes in interest rates, including changes in the slope or shape of the yield curve and changes in spreads due to credit risks and other factors.



Credit risk is the possibility that counterparties may not be able to meet payment obligations when they become due. We assume counterparty credit risk in many forms. A counterparty is any person or entity from which cash or other forms of consideration are expected to extinguish a liability or obligation to us. Primarily, our credit risk exposure is concentrated in our fixed income investment portfolio and, to a lesser extent, in our reinsurance recoverables.



Inflation risk is the possibility that a change in domestic price levels produces an adverse effect on earnings. This typically happens when only one of invested assets or liabilities is indexed to inflation.



Foreign exchange risk is the possibility that changes in exchange rates produce an adverse effect on earnings and equity when measured in domestic currency. This risk is largest when assets backing liabilities payable in one currency are invested in financial instruments of another currency. Our general principle is to invest in assets that match the currency in which we expect the liabilities to be paid.



INTEREST RATE RISK



Interest rate risk arises as we invest substantial funds in interest-sensitive fixed income assets, such as fixed maturity investments, mortgage-backed and asset-backed securities and commercial mortgage loans, primarily in the United States and Canada. There are two forms of interest rate risk -- price risk and reinvestment risk. Price risk occurs when fluctuations in interest rates have a direct impact on the market valuation of these investments. As interest rates rise, the market value of these investments falls, and conversely, as interest rates fall, the market value of these investments rises. Reinvestment risk occurs when fluctuations in interest rates have a direct impact on expected cash flows from mortgage-backed and asset-backed securities. As interest rates fall, an increase in prepayments on these assets results in earlier than expected receipt of cash flows forcing us to reinvest the proceeds in an unfavorable lower interest rate environment, and conversely as interest rates rise, a decrease in prepayments on these assets results in later than expected receipt of cash flows forcing us to forgo reinvesting in a favorable higher interest rate environment. As of December 31, 2005, we held $3,488,415 of fixed maturity securities at fair market value and $758,966 of commercial mortgages at amortized cost for a combined total of 83% of total invested assets. As of December 31, 2004, we held $3,538,462 of fixed maturity securities at fair market value and $695,921 of commercial mortgages at amortized cost for a combined total of 85% of total invested assets.



We expect to manage interest rate risk by selecting investments with characteristics such as duration, yield, currency and liquidity tailored to the anticipated cash outflow characteristics of our insurance and reinsurance liabilities.



Our group long-term disability and group term life waiver of premium reserves are also sensitive to interest rates. These reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is determined by taking into consideration actual and expected earned rates on our asset portfolio, with adjustments for investment expenses and provisions for adverse deviation.



CREDIT RISK



We have exposure to credit risk primarily as a holder of fixed income securities and by entering into reinsurance cessions.



Our risk management strategy and investment policy is to invest in debt instruments of high credit quality issuers and to limit the amount of credit exposure with respect to any one issuer. We attempt to limit our credit exposure by imposing fixed maturity portfolio limits on individual issuers based upon credit quality. Currently our portfolio limits are 1.5% for issuers rated AA-and above, 1% for issuers rated A- to A+, 0.75% for issuers rated BBB-to BBB+ and 0.38% for issuers rated BB- to BB+. These portfolio limits are further reduced for certain issuers with whom we have credit exposure on reinsurance agreements.



We use the lower of Moody's or Standard & Poor's ratings to determine an issuer's rating.



We are also exposed to the credit risk of our reinsurers. When we reinsure, we are still liable to our insureds regardless of whether we get reimbursed by our reinsurer. As part of our overall risk and capacity management strategy, we purchase reinsurance for certain risks that we underwrite.



For at least 50% of our $1,261,030 of reinsurance recoverables at December 31, 2005, we are protected from the credit risk by using some type of risk mitigation mechanism such as a trust, letter of credit or by withholding the assets in a modified coinsurance or co-funds-withheld arrangement. For example, reserves of $819,735 and $354,288 as of December 31, 2005 relating to two large coinsurance arrangements with The Hartford and John Hancock Life Insurance Company ("John Hancock"), respectively, related to sales of businesses are secured by such mechanisms. If the value of the assets in these trusts decreases, The Hartford and John Hancock, as the case may be, will be required to put more assets in the trusts. We may be dependent on the financial condition of The Hartford and John Hancock, whose A.M. Best ratings are currently A+

48                                          UNION SECURITY INSURANCE COMPANY

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and A++, respectively. For recoverables that are not protected by these mechanisms, we are dependent solely on the credit of the reinsurer. Occasionally, the credit worthiness of the reinsurer becomes questionable.



INFLATION RISK



Inflation risk arises as we invest substantial funds in nominal assets which are not indexed to the level of inflation, whereas the underlying liabilities are indexed to the level of inflation. Approximately 18% of Assurant Preneed's insurance policies with reserves of approximately $354 million as of December 31, 2005 have death benefits that are guaranteed to grow with the Consumer Price Index. In times of rapidly rising inflation the credited death benefit growth on these liabilities increases relative to the investment income earned on the nominal assets resulting in an adverse impact on earnings. We have partially mitigated this risk by purchasing a contract with payments tied to the Consumer Price Index. See " -- Derivatives."



In addition, we have inflation risk in our individual and small employer group health insurance businesses to the extent that medical costs increase with inflation and we have not been able to increase premiums to keep pace with inflation.



FOREIGN EXCHANGE RISK



We are exposed to some foreign exchange risk arising from our international operations mainly in Canada. Total invested assets denominated in currencies other than the U.S. dollar were less than 8% of our total invested assets at December 31, 2005.



Foreign exchange risk is mitigated by matching our liabilities under insurance policies that are payable in foreign currencies with investments that are denominated in such currency. We have not established any hedge to our foreign currency exchange rate exposure.



DERIVATIVES



Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the prices of securities or commodities. Derivative financial instruments may be exchange-traded or contracted in the over-the-counter market and include swaps, futures, options and forward contracts.



Under insurance statutes, our insurance companies may use derivative financial instruments to hedge actual or anticipated changes in their assets or liabilities, to replicate cash market instruments or for certain income-generating activities. These statutes generally prohibit the use of derivatives for speculative purposes. We generally do not use derivative financial instruments.



We have purchased a contract to partially hedge the inflation risk exposure inherent in some of our pre-funded funeral insurance policies.



In 2003, we determined that the modified coinsurance agreement with The Hartford contained an embedded derivative. In accordance with the Financial Accounting Standards Board's Derivatives Implementation Group Statement 133 Implementation Issue No. 36, EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("DIG B36"), we bifurcated the contract into its debt host and embedded derivative (total return swap) and recorded the embedded derivative at fair value on the balance sheet. Contemporaneous with adoption of DIG B36, we reclassified the invested assets related to this modified coinsurance agreement from fixed maturities available for sale to trading securities, included in other investments. The combination of the two aforementioned transactions has no net impact in the consolidated statements of operations for all periods presented.

UNION SECURITY INSURANCE COMPANY                                          49

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
     Safekeeping of Assets
     Experts
     Independent Registered Public Accounting Firm
     Non-Participating
     Misstatement of Age or Sex
     Principal Underwriter
PERFORMANCE RELATED INFORMATION
     Total Return for all Sub-Accounts
     Yield for Sub-Accounts
     Money Market Sub-Accounts
     Additional Materials
     Performance Comparisons
FINANCIAL STATEMENTS

50                                          UNION SECURITY INSURANCE COMPANY

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APPENDIX I -- SAMPLE MARKET VALUE ADJUSTMENT CALCULATIONS

We will determine the Market Value Adjustment by multiplying the general account value that is withdrawn or transferred from the existing Guarantee Period (after deduction of any applicable surrender charge) by the following factor:

              [(1 + I)/(1 + J + .005)] TO THE POWER OF n/12 - 1

where,

- I is the guaranteed interest rate we credit to the general account value that is withdrawn or transferred from the existing Guarantee Period.

- J is the guaranteed interest rate we are then offering for new Guarantee Periods with durations equal to the number of years remaining in the existing Guarantee Period (rounded up to the next higher number of years).

- N is the number of months remaining in the existing Guarantee Period (rounded up to the next higher number of months).

For Contracts we issue in Florida, we will determine the Market Value Adjustment by multiplying the general account value that is withdrawn or transferred from the existing Guarantee Period (after deduction of any applicable surrender charge) by the following factor:

                [(1 + I)/(1 + J + P)] TO THE POWER OF n/12 - 1

where, P =  0.0025

SAMPLE CALCULATION 1: POSITIVE ADJUSTMENT

Amount withdrawn or transferred                                $10,000
Existing Guarantee Period                                      7 years
Time of withdrawal or transfer                                 Beginning of 3rd year of Existing Guarantee Period
Guaranteed Interest Rate (I)                                   8%*
Guaranteed Interest Rate for new 5-year guarantee (J)          7%*
Remaining Guarantee Period (N)                                 60 months

Market Value Adjustment:                                     = $10,000 x [[(1+.08)/(1+.07+.005)] TO THE POWER OF 60/12 - 1]
                                                             = $234.73

Amount transferred or withdrawn (adjusted for Market Value Adjustment):
$10,234.73

SAMPLE CALCULATION 2: NEGATIVE ADJUSTMENT

Amount withdrawn or transferred                               $10,000
Existing Guarantee Period                                     7 years
Time of withdrawal or transfer                                Beginning of 3rd year of Existing Guarantee Period
Guaranteed Interest Rate (I)                                  8%*
Guaranteed Interest Rate for new 5-year guarantee (J)         9%*
Remaining Guarantee Period (N)                                60 months

Market Value Adjustment:                                    =  $10,000 x [[(1+.08)/(1+.09+.005)] TO THE POWER OF 60/12 - 1]
                                                            =  - $666.42

Amount transferred or withdrawn (adjusted for Market Value Adjustment):
$9,333.58

SAMPLE CALCULATION 3: NEGATIVE ADJUSTMENT

Amount withdrawn or transferred                               $10,000
Guarantee Period                                              7 years
Time of withdrawal or transfer                                Beginning of 3rd year of Existing Guarantee Period
Guaranteed Interest Rate (I)                                  8%*
Guaranteed Interest Rate for new 5-year guarantee (J)         7.75%*
Remaining Guarantee Period (N)                                60 months

Market Value Adjustment:                                    = $10,000 x [[(1+.08)/(1+.0775+.005)] TO THE POWER OF 60/12 - 1]
                                                            =  - $114.94

UNION SECURITY INSURANCE COMPANY                                          51

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Amount transferred or withdrawn (adjusted for Market Value Adjustment):
$9,885.06

SAMPLE CALCULATION 4: NEUTRAL ADJUSTMENT

Amount withdrawn or transferred                               $10,000
Existing Guarantee Period:                                    7 years
Time of withdrawal or transfer                                Beginning of 3rd year of Existing Guarantee Period
Guaranteed Interest Rate (I)                                  8%*
Guaranteed Interest Rate for new 5-year guarantee (J)         8%*
Remaining Guarantee Period (N)                                60 months

Market Value Adjustment:                                    = $10,000 x [[(1+.08)/(1+.08+.005)] TO THE POWER OF 60/12 - 1]
                                                            =  - $228.30

Amount transferred or withdrawn (adjusted for Market Value Adjustment):
$9,771.70

*   Assumed for illustrative purposes only.

52                                          UNION SECURITY INSURANCE COMPANY

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APPENDIX II -- INVESTMENTS BY UNION SECURITY

Union Security's legal obligations with respect to the Guarantee Periods are supported by our general account assets. These general account assets also support our obligations under other insurance and annuity contracts. Investments purchased with amounts allocated to the Guarantee Periods are the property of Union Security, and you have no legal rights in such investments. Subject to applicable law, we have sole discretion over the investment of assets in our general account. Neither our general account nor the Guarantee Periods are subject to registration under the Investment Company Act of 1940.

We will invest amounts in our general account in compliance with applicable state insurance laws and regulations concerning the nature and quality of investments for the general account. Within specified limits and subject to certain standards and limitations, these laws generally permit investment in:

- federal, state and municipal obligations,

- preferred and common stocks,

- corporate bonds,

- real estate mortgages and mortgage backed securities,

- real estate, and

- certain other investments, including various derivative investments.

See the Financial Statements for information on our investments.

When we establish guaranteed interest rates, we will consider the available return on the instruments in which we invest amounts allocated to the general account. However, this return is only one of many factors we consider when we establish the guaranteed interest rates. See "Guarantee Periods".

Generally, we expect to invest amounts allocated to the Guarantee Periods in debt instruments. We expect that these debt instruments will approximately match our liabilities with regard to the Guarantee Periods. We also expect that these debt instruments will primarily include:

(1) securities issued by the United States Government or its agencies or instrumentalities. These securities may or may not be guaranteed by the United States Government;

(2) debt securities that, at the time of purchase, have an investment grade within the four highest grades assigned by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's Corporation ("Standard & Poor's"), or any other nationally recognized rating service. Moody's four highest grades are:
    Aaa, Aa, A, and Baa. Standard & Poor's four highest grades are: AAA, AA, A, and BBB;

(3) other debt instruments including, but not limited to, issues of, or guaranteed by, banks or bank holding companies and corporations. Although not rated by Moody's or Standard & Poor's, we deem these obligations to have an investment quality comparable to securities that may be purchased as stated above;

(4) other evidences of indebtedness secured by mortgages or deeds of trust representing liens upon real estate.

Except as required by applicable state insurance laws and regulations, we are not obligated to invest amounts allocated to the general account according to any particular strategy.

The Contracts are reinsured by Hartford Life and Annuity Insurance Company. As part of this reinsurance arrangement, the assets supporting the the General Account under the Contracts are held by Union Security; however, these assets are managed by Hartford Investment Management Company ("HIMCO"), an affiliate of Hartford Life and Annuity Insurance Company. HIMCO generally invests those assets as described above for the Contract General Account related investments of Union Security.

To obtain a Statement of Additional Information, please complete the form below and mail to:


      Union Security Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085



Please send a Statement of Additional Information for Masters+ Variable Annuity to me at the following address:



----------------------------------------------------------------
                              Name

----------------------------------------------------------------
                            Address

----------------------------------------------------------------
  City/State                                      Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                      UNION SECURITY INSURANCE COMPANY

                              VARIABLE ACCOUNT D

                          MASTERS+ VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Union Security Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2006
Date of Statement of Additional Information: May 1, 2006

TABLE OF CONTENTS

GENERAL INFORMATION                                                                                                             2
     Safekeeping of Assets                                                                                                      2
     Experts                                                                                                                    2
     Independent Registered Public Accounting Firm                                                                              2
     Non-Participating                                                                                                          2
     Misstatement of Age or Sex                                                                                                 2
     Principal Underwriter                                                                                                      2
PERFORMANCE RELATED INFORMATION                                                                                                 2
     Total Return for all Sub-Accounts                                                                                          2
     Yield for Sub-Accounts                                                                                                     3
     Money Market Sub-Accounts                                                                                                  3
     Additional Materials                                                                                                       3
     Performance Comparisons                                                                                                    3
FINANCIAL STATEMENTS                                                                                                         SA-1

2                                           UNION SECURITY INSURANCE COMPANY

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GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Union Security holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Union Security's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The statements of assets and liabilities of Variable Account D of Union Security Insurance Company (formerly Fortis Benefits Insurance Company) (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets for the respective stated periods then ended, and the financial highlights for the respective stated periods in the four year period then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which is included in this Statement of Additional Information and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Union Security Insurance Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Woodbury Financial Services, Inc. ("Woodbury Financial"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. Union Security paid a total of $1,868,713, $1,466,087 and $1,164,234 to Woodbury Financial for annuity contract distribution services during 2003, 2004 and 2005 respectively.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Union Security uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.

The formula Union Security uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods.



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UNION SECURITY INSURANCE COMPANY                                           3

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Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Union Security uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Union Security takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Union Security then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Union Security then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Union Security deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Union Security uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
THE CONTRACT OWNERS OF VARIABLE ACCOUNT D
OF UNION SECURITY INSURANCE COMPANY AND THE
BOARD OF DIRECTORS OF UNION SECURITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Variable Account D of Union Security Insurance Company (the "Account") (formerly Fortis Benefits Insurance Company) as of December 31, 2005, and the related statements of operations and of changes in net assets for the respective stated periods then ended, and the financial highlights for the respective stated periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements for the year ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated March 20, 2002.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Variable Account D of Union Security Insurance Company as of December 31, 2005, the results of their operations and the changes in their net assets for the respective stated periods then ended, and the financial highlights for the respective stated periods in the four year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

_____________________________________ SA-1 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                                              AMERICAN
                             AMERICAN        CENTURY VP        AIM V.I.        AIM V.I.
                            CENTURY VP         CAPITAL       INTERNATIONAL  PREMIER EQUITY
                           BALANCED FUND  APPRECIATION FUND   GROWTH FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------------  -------------  --------------
ASSETS:
  Investments
    Number of Shares.....      321,190          58,946            120,398        339,712
                            ==========        ========         ==========     ==========
    Cost.................   $2,040,284        $444,699         $1,852,929     $6,981,079
                            ==========        ========         ==========     ==========
    Market Value.........   $2,408,929        $551,142         $2,789,627     $7,582,369
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --              --                 --             --
  Receivable from fund
   shares sold...........           60              15                220          1,994
  Other assets...........      --              --                      41             57
                            ----------        --------         ----------     ----------
  Total Assets...........    2,408,989         551,157          2,789,888      7,584,420
                            ----------        --------         ----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           60              14                220          1,994
  Payable for fund shares
   purchased.............      --              --                 --             --
  Other liabilities......            2         --                 --             --
                            ----------        --------         ----------     ----------
  Total Liabilities......           62              14                220          1,994
                            ----------        --------         ----------     ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $2,408,927        $551,143         $2,789,668     $7,582,426
                            ==========        ========         ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                                                                          FEDERATED
                           ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED       CAPITAL
                               INTERNATIONAL        MONEY MARKET     LARGE CAP GROWTH      AMERICAN      APPRECIATION
                                 PORTFOLIO            PORFOLIO           PORTFOLIO      LEADERS FUND II    FUND II
                                SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------------  -----------------  -----------------  ---------------  ------------
ASSETS:
  Investments
    Number of Shares.....          100,289            7,398,871            104,158          3,204,240      1,788,539
                                ==========           ==========         ==========        ===========    ===========
    Cost.................       $1,145,052           $7,398,871         $2,302,442        $60,306,160    $ 9,375,129
                                ==========           ==========         ==========        ===========    ===========
    Market Value.........       $1,814,236           $7,398,871         $2,811,229        $68,506,647    $10,516,608
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                    --                 --                 --              --
  Receivable from fund
   shares sold...........               45              300,190                 70             19,608            474
  Other assets...........        --                         202                  2                 57        --
                                ----------           ----------         ----------        -----------    -----------
  Total Assets...........        1,814,281            7,699,263          2,811,301         68,526,312     10,517,082
                                ----------           ----------         ----------        -----------    -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               46              300,190                 70             19,608            474
  Payable for fund shares
   purchased.............        --                    --                 --                 --              --
  Other liabilities......        --                    --                 --                 --                   19
                                ----------           ----------         ----------        -----------    -----------
  Total Liabilities......               46              300,190                 70             19,608            493
                                ----------           ----------         ----------        -----------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $1,814,235           $7,399,073         $2,811,231        $68,506,704    $10,516,589
                                ==========           ==========         ==========        ===========    ===========

                                              FEDERATED
                             FEDERATED      FUND FOR U.S.
                           EQUITY INCOME      GOVERNMENT
                              FUND II     SECURITIES FUND II
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------------
ASSETS:
  Investments
    Number of Shares.....     2,812,756          459,220
                            ===========       ==========
    Cost.................   $32,993,751       $5,176,286
                            ===========       ==========
    Market Value.........   $38,169,098       $5,216,737
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              --
  Receivable from fund
   shares sold...........        24,777            1,398
  Other assets...........           159         --
                            -----------       ----------
  Total Assets...........    38,194,034        5,218,135
                            -----------       ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        24,777            1,397
  Payable for fund shares
   purchased.............       --              --
  Other liabilities......       --              --
                            -----------       ----------
  Total Liabilities......        24,777            1,397
                            -----------       ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $38,169,257       $5,216,738
                            ===========       ==========

(a) Formerly AllianceBernstein Premier Growth Portfolio Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-3 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                             FEDERATED
                           MID CAP GROWTH   FEDERATED      FEDERATED      FEDERATED
                             STRATEGIES    HIGH INCOME   INTERNATIONAL   PRIME MONEY
                              FUND II      BOND FUND II  EQUITY FUND II    FUND II
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  ------------  --------------  -----------
ASSETS:
  Investments
    Number of Shares.....     1,266,038      1,361,351        757,392     3,667,081
                            ===========    ===========    ===========    ==========
    Cost.................   $21,066,979    $ 9,931,486    $ 8,611,284    $3,667,082
                            ===========    ===========    ===========    ==========
    Market Value.........   $29,992,446    $10,536,855    $10,921,598    $3,667,082
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             --             --             --
  Receivable from fund
   shares sold...........        23,433            607          8,571         2,401
  Other assets...........           348             20             84           124
                            -----------    -----------    -----------    ----------
  Total Assets...........    30,016,227     10,537,482     10,930,253     3,669,607
                            -----------    -----------    -----------    ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        23,433            607          8,571         2,401
  Payable for fund shares
   purchased.............       --             --             --             --
  Other liabilities......       --             --             --             --
                            -----------    -----------    -----------    ----------
  Total Liabilities......        23,433            607          8,571         2,401
                            -----------    -----------    -----------    ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $29,992,794    $10,536,875    $10,921,682    $3,667,206
                            ===========    ===========    ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                            FEDERATED      FEDERATED        GARTMORE         HARTFORD        HARTFORD         HARTFORD
                           QUALITY BOND  CAPITAL INCOME  GVIT DEVELOPING     ADVISERS       BLUE CHIP       TOTAL RETURN
                             FUND II        FUND II       MARKETS FUND       HLS FUND     STOCK HLS FUND   BOND HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (B)
                           ------------  --------------  ---------------  --------------  --------------  ----------------
ASSETS:
  Investments
    Number of Shares.....      245,027        571,501          91,164        10,079,826      4,972,691        6,276,315
                            ==========     ==========      ==========      ============    ===========      ===========
    Cost.................   $2,702,155     $5,258,783      $  823,297      $225,005,585    $76,938,967      $73,472,604
                            ==========     ==========      ==========      ============    ===========      ===========
    Market Value.........   $2,768,809     $5,109,218      $1,189,685      $227,091,438    $93,163,366      $70,725,180
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --             --              --               --              --              --
  Receivable from fund
   shares sold...........          589          2,892              29           121,260         84,410          119,600
  Other assets...........      --                  37         --                  1,765            513         --
                            ----------     ----------      ----------      ------------    -----------      -----------
  Total Assets...........    2,769,398      5,112,147       1,189,714       227,214,463     93,248,289       70,844,780
                            ----------     ----------      ----------      ------------    -----------      -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          590          2,892              29           121,260         84,410          119,600
  Payable for fund shares
   purchased.............      --             --              --               --              --              --
  Other liabilities......      --             --                    3          --              --                   205
                            ----------     ----------      ----------      ------------    -----------      -----------
  Total Liabilities......          590          2,892              32           121,260         84,410          119,805
                            ----------     ----------      ----------      ------------    -----------      -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $2,768,808     $5,109,255      $1,189,682      $227,093,203    $93,163,879      $70,724,975
                            ==========     ==========      ==========      ============    ===========      ===========

                             HARTFORD
                             CAPITAL
                           APPRECIATION
                             HLS FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments
    Number of Shares.....      797,118
                           ===========
    Cost.................  $35,358,133
                           ===========
    Market Value.........  $42,236,771
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --
  Receivable from fund
   shares sold...........       49,955
  Other assets...........        3,120
                           -----------
  Total Assets...........   42,289,846
                           -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       49,955
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                           -----------
  Total Liabilities......       49,955
                           -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $42,239,891
                           ===========

(b)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

_____________________________________ SA-5 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                             HARTFORD
                              CAPITAL         HARTFORD
                           OPPORTUNITIES    DIVIDEND AND        HARTFORD
                             HLS FUND     GROWTH HLS FUND    FOCUS HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT (C)   SUB-ACCOUNT (C)
                           -------------  ----------------  ----------------
ASSETS:
  Investments
    Number of Shares.....    1,309,222          132,967             14,174
                            ==========       ==========       ============
    Cost.................   $8,513,395       $2,805,183       $    145,568
                            ==========       ==========       ============
    Market Value.........   $9,208,809       $2,757,813       $    149,730
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --                80,414           --
  Receivable from fund
   shares sold...........        6,302         --                      678
  Other assets...........          556         --                 --
                            ----------       ----------       ------------
  Total Assets...........    9,215,667        2,838,227            150,408
                            ----------       ----------       ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        6,302         --                      678
  Payable for fund shares
   purchased.............      --                80,413           --
  Other liabilities......      --              --                 --
                            ----------       ----------       ------------
  Total Liabilities......        6,302           80,413                678
                            ----------       ----------       ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $9,209,365       $2,757,814       $    149,730
                            ==========       ==========       ============

(c)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                                                       HARTFORD
                                HARTFORD          HARTFORD          HARTFORD                            GROWTH       HARTFORD
                            GLOBAL ADVISERS    GLOBAL LEADERS  DISCIPLINED EQUITY      HARTFORD      OPPORTUNITIES  HIGH YIELD
                                HLS FUND          HLS FUND          HLS FUND       GROWTH HLS FUND     HLS FUND      HLS FUND
                            SUB-ACCOUNT (C)     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (C)    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------------  --------------  ------------------  ----------------  -------------  -----------
ASSETS:
  Investments
    Number of Shares.....           363            6,776,178         8,262,279           49,617        11,455,567     2,766,338
                                 ======         ============      ============         ========      ============   ===========
    Cost.................        $4,606         $ 96,216,628      $ 88,291,121         $607,008      $247,075,998   $25,978,738
                                 ======         ============      ============         ========      ============   ===========
    Market Value.........        $4,531         $126,989,633      $104,599,333         $622,389      $344,523,902   $27,114,336
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                  --               --                  72,100           --            --
  Receivable from fund
   shares sold...........       --                   233,542            87,648          --                200,160        32,065
  Other assets...........       --                     2,033               897          --                  1,999            68
                                 ------         ------------      ------------         --------      ------------   -----------
  Total Assets...........         4,531          127,225,208       104,687,878          694,489       344,726,061    27,146,469
                                 ------         ------------      ------------         --------      ------------   -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                   233,542            87,648          --                200,160        32,065
  Payable for fund shares
   purchased.............       --                  --               --                  72,099           --            --
  Other liabilities......       --                  --               --                 --                --            --
                                 ------         ------------      ------------         --------      ------------   -----------
  Total Liabilities......       --                   233,542            87,648           72,099           200,160        32,065
                                 ------         ------------      ------------         --------      ------------   -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........        $4,531         $126,991,666      $104,600,230         $622,390      $344,525,901   $27,114,404
                                 ======         ============      ============         ========      ============   ===========


                              HARTFORD
                           INDEX HLS FUND
                            SUB-ACCOUNT
                           --------------
ASSETS:
  Investments
    Number of Shares.....      3,893,940
                            ============
    Cost.................   $117,414,421
                            ============
    Market Value.........   $124,501,339
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........         14,667
  Other assets...........             32
                            ------------
  Total Assets...........    124,516,038
                            ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         14,667
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                            ------------
  Total Liabilities......         14,667
                            ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $124,501,371
                            ============

(c)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-7 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                 HARTFORD              HARTFORD         HARTFORD
                           INTERNATIONAL CAPITAL    INTERNATIONAL     INTERNATIONAL
                               APPRECIATION         SMALL COMPANY     OPPORTUNITIES
                                 HLS FUND              HLS FUND         HLS FUND
                              SUB-ACCOUNT (C)      SUB-ACCOUNT (C)     SUB-ACCOUNT
                           ---------------------  ------------------  -------------
ASSETS:
  Investments
    Number of Shares.....           82,670                81,611         1,729,705
                                ==========            ==========       ===========
    Cost.................       $  983,858            $1,215,751       $13,248,678
                                ==========            ==========       ===========
    Market Value.........       $1,031,361            $1,210,767       $23,507,252
  Due from Hartford Life
   and Annuity Insurance
   Company...............           15,339                67,813            11,471
  Receivable from fund
   shares sold...........        --                     --                 --
  Other assets...........                2              --                      64
                                ----------            ----------       -----------
  Total Assets...........        1,046,702             1,278,580        23,518,787
                                ----------            ----------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                     --                 --
  Payable for fund shares
   purchased.............           15,339                67,814            11,471
  Other liabilities......        --                     --                 --
                                ----------            ----------       -----------
  Total Liabilities......           15,339                67,814            11,471
                                ----------            ----------       -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $1,031,363            $1,210,766       $23,507,316
                                ==========            ==========       ===========

(c)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                                             HARTFORD
                              HARTFORD        HARTFORD        HARTFORD      HARTFORD         MORTGAGE          HARTFORD
                           INTERNATIONAL   LARGECAP GROWTH  MIDCAP STOCK  MONEY MARKET      SECURITIES      SMALLCAP VALUE
                           STOCK HLS FUND     HLS FUND        HLS FUND      HLS FUND         HLS FUND          HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (C)     SUB-ACCOUNT
                           --------------  ---------------  ------------  ------------  ------------------  --------------
ASSETS:
  Investments
    Number of Shares.....     3,609,588        3,199,495      3,092,112    37,136,177          10,076          4,676,253
                            ===========      ===========    ===========   ===========        ========        ===========
    Cost.................   $39,565,971      $27,883,201    $32,659,574   $37,136,177        $115,067        $63,608,255
                            ===========      ===========    ===========   ===========        ========        ===========
    Market Value.........   $54,049,964      $30,694,032    $35,047,239   $37,136,177        $115,851        $64,388,269
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              --              --            --             --                  --
  Receivable from fund
   shares sold...........       173,687           28,467         84,429       346,796               9             38,747
  Other assets...........           230         --                1,680         1,254        --                    1,348
                            -----------      -----------    -----------   -----------        --------        -----------
  Total Assets...........    54,223,881       30,722,499     35,133,348    37,484,227         115,860         64,428,364
                            -----------      -----------    -----------   -----------        --------        -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       173,687           28,467         84,429       346,796              10             38,747
  Payable for fund shares
   purchased.............       --              --              --            --             --                  --
  Other liabilities......       --                   259        --            --             --                  --
                            -----------      -----------    -----------   -----------        --------        -----------
  Total Liabilities......       173,687           28,726         84,429       346,796              10             38,747
                            -----------      -----------    -----------   -----------        --------        -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $54,050,194      $30,693,773    $35,048,919   $37,137,431        $115,850        $64,389,617
                            ===========      ===========    ===========   ===========        ========        ===========


                              HARTFORD
                           SMALLCAP GROWTH
                              HLS FUND
                             SUB-ACCOUNT
                           ---------------
ASSETS:
  Investments
    Number of Shares.....      5,672,650
                            ============
    Cost.................   $ 87,391,977
                            ============
    Market Value.........   $118,420,532
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........         24,050
  Other assets...........          2,250
                            ------------
  Total Assets...........    118,446,832
                            ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         24,050
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                            ------------
  Total Liabilities......         24,050
                            ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $118,422,782
                            ============

(c)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-9 _____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                           HARTFORD U.S.
                                            GOVERNMENT
                           HARTFORD STOCK   SECURITIES      HARTFORD VALUE
                              HLS FUND       HLS FUND          HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (C)
                           --------------  -------------  ------------------
ASSETS:
  Investments
    Number of Shares.....       277,114       7,291,357          35,769
                            ===========     ===========        ========
    Cost.................   $ 9,817,106     $77,012,565        $393,280
                            ===========     ===========        ========
    Market Value.........   $13,636,796     $80,848,021        $399,792
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                1,194          30,790
  Receivable from fund
   shares sold...........        93,951         --             --
  Other assets...........           333         --             --
                            -----------     -----------        --------
  Total Assets...........    13,731,080      80,849,215         430,582
                            -----------     -----------        --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        93,951         --             --
  Payable for fund shares
   purchased.............       --                1,194          30,791
  Other liabilities......       --                   37        --
                            -----------     -----------        --------
  Total Liabilities......        93,951           1,231          30,791
                            -----------     -----------        --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $13,637,129     $80,847,984        $399,791
                            ===========     ===========        ========

(c)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                       ING JPMORGAN
                                HARTFORD             HARTFORD            EMERGING            ING VP             AIM V.I.
                           VALUE OPPORTUNITIES    EQUITY INCOME       MARKETS EQUITY    NATURAL RESOURCES    GLOBAL HEALTH
                                HLS FUND             HLS FUND           PORTFOLIO             TRUST            CARE FUND
                               SUB-ACCOUNT       SUB-ACCOUNT (C)     SUB-ACCOUNT (D)       SUB-ACCOUNT      SUB-ACCOUNT (E)
                           -------------------  ------------------  ------------------  -----------------  ------------------
ASSETS:
  Investments
    Number of Shares.....        3,981,774             59,392              15,250              46,999              60,487
                               ===========           ========            ========          ==========          ==========
    Cost.................      $53,339,761           $709,285            $217,776          $  912,041          $  984,972
                               ===========           ========            ========          ==========          ==========
    Market Value.........      $75,370,997           $713,034            $223,723          $1,123,286          $1,236,354
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                     6,743            --                  --                  --
  Receivable from fund
   shares sold...........            6,186           --                  --                  --                        31
  Other assets...........               16           --                  --                  --                  --
                               -----------           --------            --------          ----------          ----------
  Total Assets...........       75,377,199            719,777             223,723           1,123,286           1,236,385
                               -----------           --------            --------          ----------          ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............            6,186           --                         6                  43                  31
  Payable for fund shares
   purchased.............        --                     6,744            --                  --                  --
  Other liabilities......        --                  --                         4                  21            --
                               -----------           --------            --------          ----------          ----------
  Total Liabilities......            6,186              6,744                  10                  64                  31
                               -----------           --------            --------          ----------          ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $75,371,013           $713,033            $223,713          $1,123,222          $1,236,354
                               ===========           ========            ========          ==========          ==========


                            AIM V.I.     AIM V.I.
                           TECHNOLOGY   CORE STOCK
                              FUND         FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments
    Number of Shares.....     167,774       73,929
                           ==========   ==========
    Cost.................  $2,051,877   $1,346,980
                           ==========   ==========
    Market Value.........  $2,129,053   $1,408,341
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --           --
  Receivable from fund
   shares sold...........          53           35
  Other assets...........           3       --
                           ----------   ----------
  Total Assets...........   2,129,109    1,408,376
                           ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          53           35
  Payable for fund shares
   purchased.............      --           --
  Other liabilities......      --                3
                           ----------   ----------
  Total Liabilities......          53           38
                           ----------   ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $2,129,056   $1,408,338
                           ==========   ==========

(c)  From inception, July 5, 2005 to December 31, 2005.
(d)  From inception, December 2, 2005 to December 31, 2005. Effective
     December 2, 2005, ING VP Emerging Markets Fund Sub-Account merged with ING JPMorgan Emerging Markets Equity Portfolio Sub-Account.
(e)  Formerly AIM Health Sciences Fund Sub-Account. Change effective July 1,
     2005.

_____________________________________ SA-11 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                           MFS EMERGING     MFS HIGH     MFS STRATEGIC
                           GROWTH SERIES  INCOME SERIES  INCOME SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
ASSETS:
  Investments
    Number of Shares.....      264,247        393,734        25,816
                            ==========     ==========      ========
    Cost.................   $4,067,336     $3,515,910      $270,668
                            ==========     ==========      ========
    Market Value.........   $5,055,045     $3,886,152      $274,682
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --             --             --
  Receivable from fund
   shares sold...........        1,437          1,095             7
  Other assets...........           75              4        --
                            ----------     ----------      --------
  Total Assets...........    5,056,557      3,887,251       274,689
                            ----------     ----------      --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        1,437          1,095             7
  Payable for fund shares
   purchased.............      --             --             --
  Other liabilities......      --             --             --
                            ----------     ----------      --------
  Total Liabilities......        1,437          1,095             7
                            ----------     ----------      --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $5,055,120     $3,886,156      $274,682
                            ==========     ==========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                           NEUBERGER BERMAN
                             AMT LIMITED     NEUBERGER BERMAN                    SCUDDER      PIONEER GROWTH      VAN ECK
                               MATURITY        AMT PARTNERS    PIONEER FUND   INTERNATIONAL  OPPORTUNITIES VCT   WORLDWIDE
                            BOND PORTFOLIO      PORTFOLIO      VCT PORTFOLIO    PORTFOLIO        PORTFOLIO       BOND FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  ----------------  -------------  -------------  -----------------  -----------
ASSETS:
  Investments
    Number of Shares.....        67,358            106,954          52,927        206,260          157,044         20,639
                               ========         ==========      ==========     ==========       ==========       ========
    Cost.................      $870,571         $1,652,495      $1,065,172     $1,637,706       $3,119,067       $207,683
                               ========         ==========      ==========     ==========       ==========       ========
    Market Value.........      $851,406         $2,289,875      $1,140,584     $2,237,924       $3,984,202       $248,285
  Due from Hartford Life
   and Annuity Insurance
   Company...............             3           --               --             --              --               --
  Receivable from fund
   shares sold...........       --                     150         --               4,140              148         --
  Other assets...........       --                      12         --                  61         --               --
                               --------         ----------      ----------     ----------       ----------       --------
  Total Assets...........       851,409          2,290,037       1,140,584      2,242,125        3,984,350        248,285
                               --------         ----------      ----------     ----------       ----------       --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                      98              99          4,140              248             46
  Payable for fund shares
   purchased.............       --                --               --             --              --               --
  Other liabilities......       --                --                     6        --                    22              4
                               --------         ----------      ----------     ----------       ----------       --------
  Total Liabilities......       --                      98             105          4,140              270             50
                               --------         ----------      ----------     ----------       ----------       --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $851,409         $2,289,939      $1,140,479     $2,237,985       $3,984,080       $248,235
                               ========         ==========      ==========     ==========       ==========       ========

                             VAN ECK
                            WORLDWIDE
                           HARD ASSETS
                              FUND
                           SUB-ACCOUNT
                           -----------
ASSETS:
  Investments
    Number of Shares.....      44,233
                           ==========
    Cost.................  $  844,525
                           ==========
    Market Value.........  $1,227,033
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --
  Receivable from fund
   shares sold...........      --
  Other assets...........      --
                           ----------
  Total Assets...........   1,227,033
                           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          57
  Payable for fund shares
   purchased.............      --
  Other liabilities......          29
                           ----------
  Total Liabilities......          86
                           ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $1,226,947
                           ==========

_____________________________________ SA-13 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                             WELLS FARGO        WELLS FARGO         WELLS FARGO
                           ADVANTAGE ASSET       ADVANTAGE           ADVANTAGE
                              ALLOCATION        TOTAL RETURN       EQUITY INCOME
                                 FUND            BOND FUND              FUND
                           SUB-ACCOUNT (F)    SUB-ACCOUNT (G)     SUB-ACCOUNT (H)
                           ----------------  ------------------  ------------------
ASSETS:
  Investments
    Number of Shares.....        359,024          1,330,612           1,963,740
                              ==========        ===========         ===========
    Cost.................     $4,265,203        $13,557,610         $30,516,526
                              ==========        ===========         ===========
    Market Value.........     $4,685,261        $13,119,835         $33,305,037
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                 --                  --
  Receivable from fund
   shares sold...........          1,427             12,790             216,699
  Other assets...........            167           --                       265
                              ----------        -----------         -----------
  Total Assets...........      4,686,855         13,132,625          33,522,001
                              ----------        -----------         -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............          1,427             12,790             216,699
  Payable for fund shares
   purchased.............       --                 --                  --
  Other liabilities......       --                    2,732            --
                              ----------        -----------         -----------
  Total Liabilities......          1,427             15,522             216,699
                              ----------        -----------         -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $4,685,428        $13,117,103         $33,305,302
                              ==========        ===========         ===========

(f) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.
(g) Formerly Wells Fargo Total Return Bond Fund Sub-Account. Change effective April 11, 2005.
(h) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                             WELLS FARGO       WELLS FARGO       WELLS FARGO        WELLS FARGO        WELLS FARGO
                              ADVANTAGE         ADVANTAGE         ADVANTAGE          ADVANTAGE          ADVANTAGE
                              C&B LARGE       LARGE COMPANY     INTERNATIONAL      LARGE COMPANY        SMALL CAP
                            CAP VALUE FUND      CORE FUND         CORE FUND         GROWTH FUND        GROWTH FUND
                           SUB-ACCOUNT (I)   SUB-ACCOUNT (J)   SUB-ACCOUNT (K)    SUB-ACCOUNT (L)    SUB-ACCOUNT (M)
                           ----------------  ---------------  ------------------  ----------------  ------------------
ASSETS:
  Investments
    Number of Shares.....        105,906           23,852            15,347           1,638,090            491,166
                              ==========         ========          ========         ===========         ==========
    Cost.................     $  902,489         $313,956          $102,210         $13,759,958         $3,305,549
                              ==========         ========          ========         ===========         ==========
    Market Value.........     $  989,162         $323,909          $132,907         $15,348,905         $4,096,327
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                --               --                  --                 --
  Receivable from fund
   shares sold...........         14,642          --               --                    17,210              4,221
  Other assets...........       --                --               --                       254                101
                              ----------         --------          --------         -----------         ----------
  Total Assets...........      1,003,804          323,909           132,907          15,366,369          4,100,649
                              ----------         --------          --------         -----------         ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         14,665               64                52              17,210              4,221
  Payable for fund shares
   purchased.............       --                --               --                  --                 --
  Other liabilities......              7          --               --                  --                 --
                              ----------         --------          --------         -----------         ----------
  Total Liabilities......         14,672               64                52              17,210              4,221
                              ----------         --------          --------         -----------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $  989,132         $323,845          $132,855         $15,349,159         $4,096,428
                              ==========         ========          ========         ===========         ==========


                                WELLS FARGO
                                 ADVANTAGE
                              DISCOVERY FUND
                            SUB-ACCOUNT (N)(O)
                           ---------------------
ASSETS:
  Investments
    Number of Shares.....          47,801
                                 ========
    Cost.................        $590,806
                                 ========
    Market Value.........        $685,476
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --
  Receivable from fund
   shares sold...........        --
  Other assets...........        --
                                 --------
  Total Assets...........         685,476
                                 --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............              77
  Payable for fund shares
   purchased.............        --
  Other liabilities......               5
                                 --------
  Total Liabilities......              82
                                 --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........        $685,394
                                 ========

(i) Formerly Wells Fargo Equity Value Fund Sub-Account. Change effective April 11, 2005.
(j)  Formerly Wells Fargo Growth Fund Sub-Account. Change effective April 11,
     2005.
(k) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.
(l) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.
(m) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.
(n) From inception, April, 8, 2005 to December 31, 2005. Effective April 8, 2005, Strong MidCap Growth II Fund Sub-Account merged with Wells Fargo Discovery Fund Sub-Account.
(o)  Formerly Wells Fargo Discovery Fund Sub-Account. Change effective
     April 11, 2005.

_____________________________________ SA-15 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #      LIABILITY
                                --------  -------------  ----------  --------------
ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
American Century VP Balanced
 Fund -- Class INV............     0.45%       132,780   $18.115408  $    2,405,368
American Century VP Capital
 Appreciation Fund --
 Class INV....................     0.45%        40,290    13.679562         551,143
AIM V.I. International Growth
 Fund -- Class I..............     1.40%       226,548    12.291143       2,784,537
AIM V.I. Premier Equity
 Fund -- Class I..............     1.40%       768,825     9.862356       7,582,426
AllianceBernstein VPS
 International Portfolio --
 Class A......................     0.45%       113,053    16.047664       1,814,235
AllianceBernstein Money Market
 Porfolio -- Class A..........     0.45%       558,828    13.240331       7,399,073
AllianceBernstein Large Cap
 Growth Portfolio --
 Class A......................     0.45%       127,747    22.006170       2,811,231
Federated American Leaders
 Fund II -- Class PRIM........     0.45%       130,977    20.944422       2,743,242
Federated American Leaders
 Fund II -- Class PRIM........     1.20%     2,479,804    11.297212      28,014,876
Federated American Leaders
 Fund II -- Class PRIM........     1.40%     3,386,882    11.140134      37,730,322
Federated Capital Appreciation
 Fund II -- Class PRIM........     1.20%       996,778     5.622008       5,603,897
Federated Capital Appreciation
 Fund II -- Class PRIM........     1.40%       883,578     5.560001       4,912,692
Federated Equity Income Fund
 II -- Class PRIM.............     1.20%     1,553,928    10.143408      15,762,122
Federated Equity Income Fund
 II -- Class PRIM.............     1.40%     2,238,375    10.002352      22,389,019
Federated Fund for U.S.
 Government Securities Fund
 II -- Class PRIM.............     0.45%       129,009    15.489364       1,998,260
Federated Fund for U.S.
 Government Securities Fund
 II -- Class PRIM.............     1.20%        71,607    12.823605         918,254
Federated Fund for U.S.
 Government Securities Fund
 II -- Class PRIM.............     1.40%       181,904    12.645277       2,300,222
Federated Mid Cap Growth
 Strategies Fund II --
 Class PRIM...................     1.20%     1,100,441    13.324110      14,662,392
Federated Mid Cap Growth
 Strategies Fund II --
 Class PRIM...................     1.40%     1,166,019    13.138799      15,320,087
Federated High Income Bond
 Fund II -- Class PRIM........     0.45%        74,347    16.333150       1,214,317
Federated High Income Bond
 Fund II -- Class PRIM........     1.20%       291,168    12.163103       3,541,507
Federated High Income Bond
 Fund II -- Class PRIM........     1.40%       481,997    11.993966       5,781,051
Federated International Equity
 Fund II -- Class PRIM........     1.20%       492,358    11.271775       5,549,745
Federated International Equity
 Fund II -- Class PRIM........     1.40%       483,303    11.115046       5,371,937
Federated Prime Money Fund
 II -- Class PRIM.............     1.20%       152,157    11.175527       1,700,432
Federated Prime Money Fund
 II -- Class PRIM.............     1.20%           440     7.891217           3,476
Federated Prime Money Fund
 II -- Class PRIM.............     1.40%       178,061    11.020157       1,962,255
Federated Prime Money Fund
 II -- Class PRIM.............     1.40%           134     7.787710           1,043
Federated Quality Bond Fund
 II -- Class PRIM.............     1.20%        90,948    13.013188       1,183,528
Federated Quality Bond Fund
 II -- Class PRIM.............     1.40%       123,178    12.869811       1,585,280
Federated Capital Income Fund
 II -- Class PRIM.............     0.45%         4,686    12.774966          59,860
Federated Capital Income Fund
 II -- Class PRIM.............     1.20%       232,288     7.900557       1,835,203
Federated Capital Income Fund
 II -- Class PRIM.............     1.40%       412,570     7.790665       3,214,192
Gartmore GVIT Developing
 Markets Fund -- Class II.....     0.45%        75,324    15.794105       1,189,682
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%       191,094    12.509909       2,390,563
Hartford Advisers HLS Fund --
 Class IA.....................     1.35%    54,078,951     3.785112     204,694,887
Hartford Advisers HLS Fund --
 Class IA.....................     1.85%     1,793,291    11.033579      19,786,416
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.25%       159,437    11.362406       1,811,590
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.35%     4,318,331    18.710236      80,796,994
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.85%     1,078,249     9.766594      10,530,824
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.15%        16,097     1.458910          23,488
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.25%       103,718    13.560435       1,406,459
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.35%    22,025,026     2.688479      59,213,819

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #      LIABILITY
                                --------  -------------  ----------  --------------
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.60%         3,608   $ 3.077360  $       11,103
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.85%       765,218    13.088035      10,015,202
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%       947,049     1.894130       1,793,834
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.35%    17,658,137     1.888606      33,349,264
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.85%     3,813,074     1.861174       7,096,793
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     1.25%        23,413     6.247196         146,266
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     1.35%       835,509     6.211830       5,190,041
Hartford Capital Opportunities
 HLS Fund -- Class IA.........     1.85%       641,424     6.038214       3,873,058
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.15%        70,355     1.372786          96,582
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%        22,456     3.288844          73,856
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.35%     1,399,694     1.363445       1,908,406
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.60%        15,774     3.224234          50,859
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.85%       485,540     1.293634         628,111
Hartford Focus HLS Fund --
 Class IA.....................     1.25%        12,577     1.075524          13,526
Hartford Focus HLS Fund --
 Class IA.....................     1.35%       106,824     1.073204         114,644
Hartford Focus HLS Fund --
 Class IA.....................     1.60%         6,923     1.058107           7,325
Hartford Focus HLS Fund --
 Class IA.....................     1.85%        13,611     1.045797          14,235
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.15%         2,797     1.191716           3,334
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.35%         1,011     1.183579           1,197
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.15%         1,424    11.520690          16,405
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%        86,497    11.518672         996,331
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%     4,352,274    25.754559     112,090,907
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.40%       175,240    20.647864       3,618,325
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.85%       977,829    10.346183      10,116,806
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.15%           376    10.988567           4,131
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%       155,708    10.986639       1,710,711
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.35%     3,890,788    23.363372      90,901,926
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.85%     1,103,321    10.768980      11,881,646
Hartford Growth HLS Fund --
 Class IA.....................     1.15%         6,354     1.297765           8,247
Hartford Growth HLS Fund --
 Class IA.....................     1.35%       390,353     1.288948         503,145
Hartford Growth HLS Fund --
 Class IA.....................     1.60%        22,248     1.276512          28,399
Hartford Growth HLS Fund --
 Class IA.....................     1.85%        65,302     1.264874          82,599
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.15%         8,780     1.455585          12,781
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%       133,728    16.775963       2,243,417
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.35%    50,433,731     6.214487     313,419,764
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.40%       315,604    29.925550       9,444,631
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.60%       104,843     1.431730         150,108
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.85%     1,290,509    14.625253      18,874,016
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%        29,982    10.693816         320,621
Hartford High Yield HLS
 Fund -- Class IA.............     1.35%     1,637,046    14.027960      22,964,410
Hartford High Yield HLS
 Fund -- Class IA.............     1.60%           683    10.866588           7,421
Hartford High Yield HLS
 Fund -- Class IA.............     1.85%       351,206    10.861825       3,814,736
Hartford Index HLS Fund --
 Class IA.....................     0.45%       254,186    17.443801       4,433,974
Hartford Index HLS Fund --
 Class IA.....................     1.15%         4,243     0.973664           4,131
Hartford Index HLS Fund --
 Class IA.....................     1.25%       215,310    10.995315       2,367,398
Hartford Index HLS Fund --
 Class IA.....................     1.35%     5,810,691    18.611062     108,143,128
Hartford Index HLS Fund --
 Class IA.....................     1.60%         6,121     4.639530          28,399
Hartford Index HLS Fund --
 Class IA.....................     1.85%     1,017,722     9.294019       9,458,730

_____________________________________ SA-17 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #      LIABILITY
                                --------  -------------  ----------  --------------
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.15%         4,036   $ 1.351706  $        5,456
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%        19,137     1.345402          25,747
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.35%       659,181     1.342521         884,964
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.60%        11,703     1.323600          15,491
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.85%        76,212     1.308254          99,705
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.15%         6,321     1.802954          11,396
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.25%        21,609     1.794538          38,779
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.35%       449,131     1.790688         804,254
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.60%        69,218     1.765486         122,204
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.85%       134,173     1.745011         234,133
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.15%         8,465     1.782718          15,090
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%       249,400     1.782402         444,532
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%    11,250,771     1.777224      19,995,141
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.60%        85,076     1.752173         149,067
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.85%     1,638,944     1.751406       2,870,457
Hartford International Stock
 HLS Fund -- Class IA.........     1.25%        78,326    11.502108         900,914
Hartford International Stock
 HLS Fund -- Class IA.........     1.35%     2,452,844    18.744993      45,978,542
Hartford International Stock
 HLS Fund -- Class IA.........     1.85%       704,091    10.143590       7,142,006
Hartford LargeCap Growth HLS
 Fund -- Class IA.............     1.25%        83,157     9.179709         763,360
Hartford LargeCap Growth HLS
 Fund -- Class IA.............     1.35%     2,554,865     9.109448      23,273,413
Hartford LargeCap Growth HLS
 Fund -- Class IA.............     1.85%       951,527     6.986262       6,647,619
Hartford MidCap Stock HLS
 Fund -- Class IA.............     1.25%        47,255    13.711371         647,927
Hartford MidCap Stock HLS
 Fund -- Class IA.............     1.35%     1,954,349    13.606476      26,591,798
Hartford MidCap Stock HLS
 Fund -- Class IA.............     1.85%       543,313    14.372461       7,808,751
Hartford Money Market HLS
 Fund -- Class IA.............     1.15%     2,582,784     1.104241       2,852,016
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%        79,314    11.568320         917,529
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%    14,898,579     1.714714      25,546,801
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%       196,325    13.262345       2,603,727
Hartford Money Market HLS
 Fund -- Class IA.............     1.60%     1,093,174     1.890903       2,067,086
Hartford Money Market HLS
 Fund -- Class IA.............     1.85%       292,495    10.579718       3,094,514
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%         2,444     2.874630           7,025
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.35%        75,254     1.307293          98,379
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.85%         8,153     1.281310          10,446
Hartford SmallCap Value HLS
 Fund -- Class IA.............     1.25%        96,783    22.035155       2,132,627
Hartford SmallCap Value HLS
 Fund -- Class IA.............     1.35%     2,341,919    21.866661      51,209,940
Hartford SmallCap Value HLS
 Fund -- Class IA.............     1.85%       521,602    21.177752      11,046,352
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.15%           547    18.510379          10,129
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%        82,736    18.507130       1,531,197
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.35%     3,731,554    27.956459     104,321,045
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.60%        10,574    13.429004         141,996
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.85%       924,037    13.423119      12,403,463
Hartford Stock HLS Fund --
 Class IA.....................     1.25%       204,258     1.417353         289,508
Hartford Stock HLS Fund --
 Class IA.....................     1.35%     6,259,480     1.413203       8,845,920
Hartford Stock HLS Fund --
 Class IA.....................     1.85%     3,232,412     1.392675       4,501,701
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.15%         1,233    13.393700          16,509
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%       198,993    13.391353       2,664,792
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.35%     2,822,996    23.162151      65,386,652
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.85%     1,005,339    12.540547      12,607,502

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #      LIABILITY
                                --------  -------------  ----------  --------------
Hartford Value HLS Fund --
 Class IA.....................     1.25%         7,623   $ 1.133134  $        8,637
Hartford Value HLS Fund --
 Class IA.....................     1.35%       193,779     1.130665         219,100
Hartford Value HLS Fund --
 Class IA.....................     1.60%        35,314     1.114765          39,367
Hartford Value HLS Fund --
 Class IA.....................     1.85%       120,423     1.101845         132,687
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.15%         3,874    15.330484          59,394
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%        98,335    15.327797       1,507,261
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.35%     2,712,048    23.177599      62,858,764
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.60%        14,541    15.644254         227,486
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.85%       683,996    15.637398      10,695,922
Hartford Equity Income HLS
 Fund -- Class IA.............     1.15%        33,526     1.204430          40,380
Hartford Equity Income HLS
 Fund -- Class IA.............     1.25%         6,018     1.201827           7,232
Hartford Equity Income HLS
 Fund -- Class IA.............     1.35%       398,583     1.199229         477,992
Hartford Equity Income HLS
 Fund -- Class IA.............     1.85%       157,989     1.186340         187,429
ING JPMorgan Emerging Markets
 Equity Portfolio --
 Class I......................     0.45%        21,784    10.269692         223,713
ING VP Natural Resources
 Trust........................     0.45%        48,258    23.275564       1,123,222
AIM V.I. Global Health Care
 Fund -- Class SI.............     0.45%        60,653    20.383928       1,236,354
AIM V.I. Technology Fund --
 Class SI.....................     0.45%       172,980    12.308106       2,129,056
AIM V.I. Core Stock Fund --
 Class SI.....................     0.45%        89,196    15.789305       1,408,338
MFS Emerging Growth Series --
 Class INIT...................     0.45%        56,047    17.929840       1,004,903
MFS Emerging Growth Series --
 Class INIT...................     1.40%       397,659    10.166947       4,042,979
MFS High Income Series --
 Class INIT...................     0.45%        71,105    16.261032       1,156,235
MFS High Income Series --
 Class INIT...................     1.40%       231,834    11.758362       2,725,992
MFS Strategic Income
 Series -- Class INIT.........     0.45%        18,306    15.004669         274,682
Neuberger Berman AMT Limited
 Maturity Bond Portfolio......     0.45%        61,780    13.748814         849,400
Neuberger Berman AMT Partners
 Portfolio....................     0.45%       120,703    18.971704       2,289,939
Pioneer Fund VCT Portfolio --
 Class I......................     0.45%       104,909    10.871085       1,140,479
Scudder International
 Portfolio -- Class A.........     1.40%       125,984    17.737135       2,234,589
Pioneer Growth Opportunities
 VCT Portfolio -- Class I.....     0.45%       196,463    20.279087       3,984,080
Van Eck Worldwide Bond
 Fund -- Class INIT...........     0.45%        16,043    15.472974         248,235
Van Eck Worldwide Hard Assets
 Fund -- Class INIT...........     0.45%        58,788    20.870747       1,226,947
Wells Fargo Advantage Asset
 Allocation Fund..............     1.40%       423,871    11.053892       4,685,428
Wells Fargo Advantage Total
 Return Bond Fund.............     1.40%       764,381    17.147111      13,106,920
Wells Fargo Advantage Equity
 Income Fund..................     1.40%     1,845,266    17.981333      33,180,335
Wells Fargo Advantage C&B
 Large Cap Value Fund.........     1.40%       100,313     9.860440         989,132
Wells Fargo Advantage Large
 Company Core Fund............     1.40%        47,358     6.838191         323,845
Wells Fargo Advantage
 International Core Fund......     1.40%        15,652     8.488320         132,855
Wells Fargo Advantage Large
 Company Growth Fund..........     1.40%       852,599    17.892274      15,254,931
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.40%       316,324    12.936868       4,092,237
Wells Fargo Advantage
 Discovery Fund...............     0.45%        33,735    20.317107         685,394
                                                                     --------------
    SUB-TOTAL.................                                       $2,020,576,298
                                                                     --------------

_____________________________________ SA-19 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #      LIABILITY
                                --------  -------------  ----------  --------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD (BY
 SUB-ACCOUNT):
American Century VP Balanced
 Fund -- Class INV............     0.45%           196   $18.115408  $        3,559
AIM V.I. International Growth
 Fund -- Class I..............     1.40%           417    12.291143           5,131
Federated American Leaders
 Fund II -- Class PRIM........     1.40%         1,639    11.140134          18,264
Federated Equity Income
 Fund II -- Class PRIM........     1.40%         1,811    10.002352          18,116
Federated Mid Cap Growth
 Strategies Fund II --
 Class PRIM...................     1.40%           785    13.138799          10,315
Hartford Advisers HLS Fund --
 Class IA.....................     1.35%        58,476     3.785112         221,337
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............     1.35%         1,308    18.710236          24,471
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.35%        20,422     2.688479          54,904
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%         5,860    25.754559         150,909
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.40%            96    20.647864           1,983
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.35%         4,358    23.363372         101,816
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.35%        57,999     6.214487         360,432
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.40%           693    29.925550          20,752
Hartford High Yield HLS
 Fund -- Class IA.............     1.35%           514    14.027960           7,216
Hartford Index HLS Fund --
 Class IA.....................     1.35%         3,525    18.611062          65,611
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%        18,584     1.777224          33,029
Hartford International Stock
 HLS Fund -- Class IA.........     1.35%         1,533    18.744993          28,732
Hartford LargeCap Growth HLS
 Fund -- Class IA.............     1.35%         1,030     9.109448           9,381
Hartford MidCap Stock HLS
 Fund -- Class IA.............     1.35%            33    13.606476             443
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%        20,055     1.714714          34,388
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%         1,611    13.262345          21,370
Hartford SmallCap Value HLS
 Fund -- Class IA.............     1.35%            32    21.866661             698
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.35%           535    27.956459          14,952
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.35%         7,449    23.162151         172,529
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.35%           957    23.177599          22,186
MFS Emerging Growth Series --
 Class INIT...................     1.40%           712    10.166947           7,238
MFS High Income Series --
 Class INIT...................     1.40%           334    11.758362           3,929
Neuberger Berman AMT Limited
 Maturity Bond Portfolio......     0.45%           146    13.748814           2,009
Scudder International
 Portfolio -- Class A.........     1.40%           191    17.737135           3,396
Wells Fargo Advantage Total
 Return Bond Fund.............     1.40%           594    17.147111          10,183
Wells Fargo Advantage Equity
 Income Fund..................     1.40%         6,950    17.981333         124,967
Wells Fargo Advantage Large
 Company Growth Fund..........     1.40%         5,266    17.892274          94,228
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.40%           324    12.936868           4,191
                                                                     --------------
    SUB-TOTAL.................                                       $    1,652,665
                                                                     --------------
GRAND TOTAL...................                                       $2,022,228,963
                                                                     ==============

  #  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                      (This page intentionally left blank)

_____________________________________ SA-21 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                              AMERICAN
                             AMERICAN        CENTURY VP        AIM V.I.        AIM V.I.
                            CENTURY VP         CAPITAL       INTERNATIONAL  PREMIER EQUITY
                           BALANCED FUND  APPRECIATION FUND   GROWTH FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------------  -------------  --------------
INVESTMENT INCOME:
  Dividends..............    $ 42,792         $--               $ 17,332       $ 63,880
                             --------         --------          --------       --------
EXPENSES:
  Mortality and expense
   risk charges..........     (10,627)          (2,410)          (34,804)      (104,049)
                             --------         --------          --------       --------
    Net investment income
     (loss)..............      32,165           (2,410)          (17,472)       (40,169)
                             --------         --------          --------       --------
CAPITAL GAINS INCOME.....         909          --                --             --
                             --------         --------          --------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (1,869)           9,971           193,147         87,669
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      68,250           93,817           225,071        251,685
                             --------         --------          --------       --------
    Net gain (loss) on
     investments.........      66,381          103,788           418,218        339,354
                             --------         --------          --------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 99,455         $101,378          $400,746       $299,185
                             ========         ========          ========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                           ALLIANCEBERNSTEIN
                             INTERNATIONAL    ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED          FEDERATED
                                  VPS           MONEY MARKET     LARGE CAP GROWTH      AMERICAN            CAPITAL
                               PORTFOLIO          PORFOLIO           PORTFOLIO      LEADERS FUND II  APPRECIATION FUND II
                              SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT(A)      SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------  ---------------  --------------------
INVESTMENT INCOME:
  Dividends..............      $  8,140           $190,938           $--              $1,092,854          $ 118,902
                               --------           --------           --------         ----------          ---------
EXPENSES:
  Mortality and expense
   risk charges..........        (7,809)           (37,518)           (11,462)          (836,608)          (132,435)
                               --------           --------           --------         ----------          ---------
    Net investment income
     (loss)..............           331            153,420            (11,462)           256,246            (13,533)
                               --------           --------           --------         ----------          ---------
CAPITAL GAINS INCOME.....       --                 --                 --                 --                --
                               --------           --------           --------         ----------          ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       112,367            --                  32,363            787,155            238,445
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       186,209            --                 308,872          1,474,530           (167,812)
                               --------           --------           --------         ----------          ---------
    Net gain (loss) on
     investments.........       298,576            --                 341,235          2,261,685             70,633
                               --------           --------           --------         ----------          ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $298,907           $153,420           $329,773         $2,517,931          $  57,100
                               ========           ========           ========         ==========          =========

                                              FEDERATED
                             FEDERATED      FUND FOR U.S.
                           EQUITY INCOME      GOVERNMENT
                              FUND II     SECURITIES FUND II
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $ 868,404        $ 227,590
                             ---------        ---------
EXPENSES:
  Mortality and expense
   risk charges..........     (479,293)         (53,418)
                             ---------        ---------
    Net investment income
     (loss)..............      389,111          174,172
                             ---------        ---------
CAPITAL GAINS INCOME.....      --              --
                             ---------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      482,034           21,547
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (130,125)        (137,635)
                             ---------        ---------
    Net gain (loss) on
     investments.........      351,909         (116,088)
                             ---------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 741,020        $  58,084
                             =========        =========

(a) Formerly AllianceBernstein Premier Growth Portfolio Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-23 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             FEDERATED
                           MID CAP GROWTH   FEDERATED      FEDERATED      FEDERATED
                             STRATEGIES    HIGH INCOME   INTERNATIONAL   PRIME MONEY
                              FUND II      BOND FUND II  EQUITY FUND II    FUND II
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  ------------  --------------  -----------
INVESTMENT INCOME:
  Dividends..............    $  --          $ 914,268      $ --           $113,186
                             ----------     ---------      ---------      --------
EXPENSES:
  Mortality and expense
   risk charges..........      (355,916)     (126,289)      (123,678)      (52,081)
                             ----------     ---------      ---------      --------
    Net investment income
     (loss)..............      (355,916)      787,979       (123,678)       61,105
                             ----------     ---------      ---------      --------
CAPITAL GAINS INCOME.....       --             --            --             --
                             ----------     ---------      ---------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     1,033,852        86,706        114,567        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     2,465,697      (704,260)       767,463        --
                             ----------     ---------      ---------      --------
    Net gain (loss) on
     investments.........     3,499,549      (617,554)       882,030        --
                             ----------     ---------      ---------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $3,143,633     $ 170,425      $ 758,352      $ 61,105
                             ==========     =========      =========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                            FEDERATED      FEDERATED        GARTMORE         HARTFORD        HARTFORD         HARTFORD
                           QUALITY BOND  CAPITAL INCOME  GVIT DEVELOPING     ADVISERS       BLUE CHIP       TOTAL RETURN
                             FUND II        FUND II       MARKETS FUND       HLS FUND     STOCK HLS FUND   BOND HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (B)
                           ------------  --------------  ---------------  --------------  --------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $107,294       $266,714        $  5,511       $ 7,533,725     $   791,975      $ 5,411,852
                             --------       --------        --------       -----------     -----------      -----------
EXPENSES:
  Mortality and expense
   risk charges..........     (34,212)       (61,939)         (4,543)       (3,141,754)     (1,278,272)      (1,000,881)
                             --------       --------        --------       -----------     -----------      -----------
    Net investment income
     (loss)..............      73,082        204,775             968         4,391,971        (486,297)       4,410,971
                             --------       --------        --------       -----------     -----------      -----------
CAPITAL GAINS INCOME.....      19,044        --              147,611        13,092,786         --               524,073
                             --------       --------        --------       -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (2,015)       (13,520)          8,852         2,309,631       2,762,472         (265,924)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (87,599)        49,360         112,975        (6,683,613)      1,431,578       (3,834,671)
                             --------       --------        --------       -----------     -----------      -----------
    Net gain (loss) on
     investments.........     (89,614)        35,840         121,827        (4,373,982)      4,194,050       (4,100,595)
                             --------       --------        --------       -----------     -----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $  2,512       $240,615        $270,406       $13,110,775     $ 3,707,753      $   834,449
                             ========       ========        ========       ===========     ===========      ===========

                             HARTFORD
                             CAPITAL
                           APPRECIATION
                             HLS FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............   $  383,161
                            ----------
EXPENSES:
  Mortality and expense
   risk charges..........     (588,156)
                            ----------
    Net investment income
     (loss)..............     (204,995)
                            ----------
CAPITAL GAINS INCOME.....    5,751,663
                            ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       86,147
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (202,697)
                            ----------
    Net gain (loss) on
     investments.........     (116,550)
                            ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $5,430,118
                            ==========

(b)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

_____________________________________ SA-25 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             HARTFORD
                              CAPITAL         HARTFORD                             HARTFORD
                           OPPORTUNITIES    DIVIDEND AND        HARTFORD       GLOBAL ADVISERS
                             HLS FUND     GROWTH HLS FUND    FOCUS HLS FUND        HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT (C)   SUB-ACCOUNT (C)    SUB-ACCOUNT (C)
                           -------------  ----------------  ----------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $  36,481        $ 40,107           $  927              $ 80
                             ---------        --------           ------              ----
EXPENSES:
  Mortality and expense
   risk charges..........     (144,044)         (9,580)            (328)               (2)
                             ---------        --------           ------              ----
    Net investment income
     (loss)..............     (107,563)         30,527              599                78
                             ---------        --------           ------              ----
CAPITAL GAINS INCOME.....      --               72,561          --                --
                             ---------        --------           ------              ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      104,222           1,258                1           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (195,364)        (47,370)           4,162               (75)
                             ---------        --------           ------              ----
    Net gain (loss) on
     investments.........      (91,142)        (46,112)           4,163               (75)
                             ---------        --------           ------              ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(198,705)       $ 56,976           $4,762              $  3
                             =========        ========           ======              ====

(c)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                              HARTFORD          HARTFORD                               HARTFORD           HARTFORD
                           GLOBAL LEADERS  DISCIPLINED EQUITY      HARTFORD      GROWTH OPPORTUNITIES    HIGH YIELD
                              HLS FUND          HLS FUND       GROWTH HLS FUND         HLS FUND           HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (C)       SUB-ACCOUNT         SUB-ACCOUNT
                           --------------  ------------------  ----------------  --------------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $ 1,011,300       $ 1,243,175          $--               $   682,068         $ 1,938,509
                            -----------       -----------          -------           -----------         -----------
EXPENSES:
  Mortality and expense
   risk charges..........    (1,689,648)       (1,458,427)          (1,910)           (4,255,573)           (391,176)
                            -----------       -----------          -------           -----------         -----------
    Net investment income
     (loss)..............      (678,348)         (215,252)          (1,910)           (3,573,505)          1,547,333
                            -----------       -----------          -------           -----------         -----------
CAPITAL GAINS INCOME.....       --               --                  2,962            21,363,437            --
                            -----------       -----------          -------           -----------         -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     4,373,984         3,027,656              150            14,988,055             295,712
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (3,128,258)        2,608,385           15,381            12,785,815          (1,669,639)
                            -----------       -----------          -------           -----------         -----------
    Net gain (loss) on
     investments.........     1,245,726         5,636,041           15,531            27,773,870          (1,373,927)
                            -----------       -----------          -------           -----------         -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $   567,378       $ 5,420,789          $16,583           $45,563,802         $   173,406
                            ===========       ===========          =======           ===========         ===========

                                                 HARTFORD
                                              INTERNATIONAL
                              HARTFORD     CAPITAL APPRECIATION
                           INDEX HLS FUND        HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT (C)
                           --------------  --------------------
INVESTMENT INCOME:
  Dividends..............   $ 2,404,617          $ 6,733
                            -----------          -------
EXPENSES:
  Mortality and expense
   risk charges..........    (1,690,855)          (2,922)
                            -----------          -------
    Net investment income
     (loss)..............       713,762            3,811
                            -----------          -------
CAPITAL GAINS INCOME.....     4,193,690           11,359
                            -----------          -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     1,291,597              162
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (2,488,018)          47,503
                            -----------          -------
    Net gain (loss) on
     investments.........    (1,196,421)          47,665
                            -----------          -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 3,711,031          $62,835
                            ===========          =======

(c)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-27 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                HARTFORD         HARTFORD
                             INTERNATIONAL     INTERNATIONAL     HARTFORD        HARTFORD
                             SMALL COMPANY     OPPORTUNITIES  INTERNATIONAL      LARGECAP
                                HLS FUND         HLS FUND     STOCK HLS FUND  GROWTH HLS FUND
                            SUB-ACCOUNT (C)     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  -------------  --------------  ---------------
INVESTMENT INCOME:
  Dividends..............       $ 21,837        $  --           $  726,052       $ 273,087
                                --------        ----------      ----------       ---------
EXPENSES:
  Mortality and expense
   risk charges..........         (2,813)         (306,796)       (716,917)       (452,455)
                                --------        ----------      ----------       ---------
    Net investment income
     (loss)..............         19,024          (306,796)          9,135        (179,368)
                                --------        ----------      ----------       ---------
CAPITAL GAINS INCOME.....         53,574           --              --              --
                                --------        ----------      ----------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........             63           251,911       1,773,707         522,313
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (4,984)        2,815,458       3,295,817        (609,884)
                                --------        ----------      ----------       ---------
    Net gain (loss) on
     investments.........         (4,921)        3,067,369       5,069,524         (87,571)
                                --------        ----------      ----------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 67,677        $2,760,573      $5,078,659       $(266,939)
                                ========        ==========      ==========       =========

(c)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                             HARTFORD      HARTFORD         HARTFORD           HARTFORD         HARTFORD
                           MIDCAP STOCK  MONEY MARKET  MORTGAGE SECURITIES  SMALLCAP VALUE  SMALLCAP GROWTH      HARTFORD
                             HLS FUND      HLS FUND         HLS FUND           HLS FUND         HLS FUND      STOCK HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT (C)     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  ------------  -------------------  --------------  ----------------  --------------
INVESTMENT INCOME:
  Dividends..............  $     5,409    $ 991,862         --$              $    959,222     $   447,267      $   256,078
                           -----------    ---------           -----          ------------     -----------      -----------
EXPENSES:
  Mortality and expense
   risk charges..........     (496,150)    (462,643)           (524)             (888,617)     (1,567,839)        (211,691)
                           -----------    ---------           -----          ------------     -----------      -----------
    Net investment income
     (loss)..............     (490,741)     529,219            (524)               70,605      (1,120,572)          44,387
                           -----------    ---------           -----          ------------     -----------      -----------
CAPITAL GAINS INCOME.....    5,306,148       --             --                 15,558,749       8,030,726          --
                           -----------    ---------           -----          ------------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      404,923       --             --                  1,291,496       6,532,607          234,912
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   (4,258,161)      --                 784           (12,669,623)     (2,771,139)         787,889
                           -----------    ---------           -----          ------------     -----------      -----------
    Net gain (loss) on
     investments.........   (3,853,238)      --                 784           (11,378,127)      3,761,468        1,022,801
                           -----------    ---------           -----          ------------     -----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $   962,169    $ 529,219           $ 260          $  4,251,227     $10,671,622      $ 1,067,188
                           ===========    =========           =====          ============     ===========      ===========

(c)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-29 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                              HARTFORD
                           U.S. GOVERNMENT                         HARTFORD             HARTFORD
                             SECURITIES         HARTFORD      VALUE OPPORTUNITIES    EQUITY INCOME
                              HLS FUND       VALUE HLS FUND        HLS FUND             HLS FUND
                             SUB-ACCOUNT    SUB-ACCOUNT (C)       SUB-ACCOUNT       SUB-ACCOUNT (C)
                           ---------------  ----------------  -------------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $ 2,658,632         $ 4,333          $ 1,074,125           $11,351
                             -----------         -------          -----------           -------
EXPENSES:
  Mortality and expense
   risk charges..........     (1,211,398)         (1,725)          (1,007,058)           (3,234)
                             -----------         -------          -----------           -------
    Net investment income
     (loss)..............      1,447,234           2,608               67,067             8,117
                             -----------         -------          -----------           -------
CAPITAL GAINS INCOME.....       --               --                 1,898,225           --
                             -----------         -------          -----------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      1,249,341             103            1,643,653               (55)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (2,534,874)          6,512            1,463,435             3,749
                             -----------         -------          -----------           -------
    Net gain (loss) on
     investments.........     (1,285,533)          6,615            3,107,088             3,694
                             -----------         -------          -----------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $   161,701         $ 9,223          $ 5,072,380           $11,811
                             ===========         =======          ===========           =======

(c)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                                                                               KELMOORE
                             ING JPMORGAN         ING VP             AIM V.I.        AIM V.I.     AIM V.I.     STRATEGY
                           EMERGING MARKETS  NATURAL RESOURCES    GLOBAL HEALTH     TECHNOLOGY   CORE STOCK    VARIABLE
                           EQUITY PORTFOLIO        TRUST            CARE FUND          FUND         FUND      EAGLE FUND
                           SUB-ACCOUNT (D)      SUB-ACCOUNT      SUB-ACCOUNT (E)    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ----------------  -----------------  ------------------  -----------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............      $  1,333          $    220            $--             $ --          $ 6,042     $  --
                               --------          --------            -------         --------      -------     ---------
EXPENSES:
  Mortality and expense
   risk charges..........          (803)           (2,909)            (5,729)          (9,727)      (6,796)      (26,720)
                               --------          --------            -------         --------      -------     ---------
    Net investment income
     (loss)..............           530            (2,689)            (5,729)          (9,727)        (754)      (26,720)
                               --------          --------            -------         --------      -------     ---------
CAPITAL GAINS INCOME.....       --                 25,439            --                --           --            --
                               --------          --------            -------         --------      -------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        73,791            10,812             45,827          (14,233)      (3,419)      330,268
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (27,770)          177,498             42,089           30,281       32,891      (206,887)
                               --------          --------            -------         --------      -------     ---------
    Net gain (loss) on
     investments.........        46,021           188,310             87,916           16,048       29,472       123,381
                               --------          --------            -------         --------      -------     ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 46,551          $211,060            $82,187         $  6,321      $28,718     $  96,661
                               ========          ========            =======         ========      =======     =========

(d)  From inception, December 2, 2005 to December 31, 2005. Effective
     December 2, 2005, ING VP Emerging Markets Fund Sub-Account merged with ING JPMorgan Emerging Markets Equity Portfolio Sub-Account.
(e) Formerly AIM V.I. Health Sciences Fund Sub-Account. Change effective July 1, 2005.

_____________________________________ SA-31 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             KELMOORE
                             STRATEGY     MFS EMERGING     MFS HIGH     MFS STRATEGIC
                           VARIABLE FUND  GROWTH SERIES  INCOME SERIES  INCOME SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $ --           $ --           $ 286,136      $ 15,101
                             --------       --------       ---------      --------
EXPENSES:
  Mortality and expense
   risk charges..........     (54,727)       (57,713)        (44,176)       (1,166)
                             --------       --------       ---------      --------
    Net investment income
     (loss)..............     (54,727)       (57,713)        241,960        13,935
                             --------       --------       ---------      --------
CAPITAL GAINS INCOME.....      --             --             --                791
                             --------       --------       ---------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     131,042        163,979         165,958          (524)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      31,459        232,628        (374,341)      (11,624)
                             --------       --------       ---------      --------
    Net gain (loss) on
     investments.........     162,501        396,607        (208,383)      (12,148)
                             --------       --------       ---------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $107,774       $338,894       $  33,577      $  2,578
                             ========       ========       =========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                           NEUBERGER BERMAN
                             AMT LIMITED     NEUBERGER BERMAN                    SCUDDER      PIONEER GROWTH      VAN ECK
                               MATURITY        AMT PARTNERS    PIONEER FUND   INTERNATIONAL  OPPORTUNITIES VCT   WORLDWIDE
                            BOND PORTFOLIO      PORTFOLIO      VCT PORTFOLIO    PORTFOLIO        PORTFOLIO       BOND FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  ----------------  -------------  -------------  -----------------  -----------
INVESTMENT INCOME:
  Dividends..............      $ 20,688          $ 20,592         $15,325       $ 35,065         $--             $ 19,867
                               --------          --------         -------       --------         --------        --------
EXPENSES:
  Mortality and expense
   risk charges..........        (3,221)           (9,505)         (5,143)       (27,156)         (18,877)         (1,140)
                               --------          --------         -------       --------         --------        --------
    Net investment income
     (loss)..............        17,467            11,087          10,182          7,909          (18,877)         18,727
                               --------          --------         -------       --------         --------        --------
CAPITAL GAINS INCOME.....       --                    478          --             --              --               --
                               --------          --------         -------       --------         --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (2,657)           28,867             268         66,200          112,979            (885)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (8,126)          304,424          48,981        219,622          120,028         (27,332)
                               --------          --------         -------       --------         --------        --------
    Net gain (loss) on
     investments.........       (10,783)          333,291          49,249        285,822          233,007         (28,217)
                               --------          --------         -------       --------         --------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  6,684          $344,856         $59,431       $293,731         $214,130        $ (9,490)
                               ========          ========         =======       ========         ========        ========

_____________________________________ SA-33 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             VAN ECK                              WELLS FARGO
                            WORLDWIDE        WELLS FARGO           ADVANTAGE          WELLS FARGO
                           HARD ASSETS        ADVANTAGE           TOTAL RETURN         ADVANTAGE
                              FUND      ASSET ALLOCATION FUND      BOND FUND       EQUITY INCOME FUND
                           SUB-ACCOUNT     SUB-ACCOUNT (F)      SUB-ACCOUNT (G)     SUB-ACCOUNT (H)
                           -----------  ---------------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............   $  1,425          $107,291             $ 524,647           $  519,419
                            --------          --------             ---------           ----------
EXPENSES:
  Mortality and expense
   risk charges..........     (4,609)          (66,671)             (178,165)            (462,129)
                            --------          --------             ---------           ----------
    Net investment income
     (loss)..............     (3,184)           40,620               346,482               57,290
                            --------          --------             ---------           ----------
CAPITAL GAINS INCOME.....     --               115,739                58,722             --
                            --------          --------             ---------           ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     88,928            94,574               (50,631)             637,054
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    296,260           (83,242)             (264,544)             733,119
                            --------          --------             ---------           ----------
    Net gain (loss) on
     investments.........    385,188            11,332              (315,175)           1,370,173
                            --------          --------             ---------           ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $382,004          $167,691             $  90,029           $1,427,463
                            ========          ========             =========           ==========

(f) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.
(g) Formerly Wells Fargo Total Return Bond Fund Sub-Account. Change effective April 11, 2005.
(h) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                             WELLS FARGO       WELLS FARGO        WELLS FARGO        WELLS FARGO        WELLS FARGO
                            ADVANTAGE C&B    ADVANTAGE LARGE       ADVANTAGE       ADVANTAGE LARGE       ADVANTAGE
                              LARGE CAP          COMPANY         INTERNATIONAL         COMPANY           SMALL CAP
                              VALUE FUND        CORE FUND          CORE FUND         GROWTH FUND        GROWTH FUND
                           SUB-ACCOUNT (I)   SUB-ACCOUNT (J)    SUB-ACCOUNT (K)    SUB-ACCOUNT (L)    SUB-ACCOUNT (M)
                           ----------------  ----------------  ------------------  ----------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $  7,683          $  1,842           $ 2,588           $  29,743           $--
                               --------          --------           -------           ---------           --------
EXPENSES:
  Mortality and expense
   risk charges..........       (12,211)           (4,412)           (1,854)           (210,955)           (54,847)
                               --------          --------           -------           ---------           --------
    Net investment income
     (loss)..............        (4,528)           (2,570)              734            (181,212)           (54,847)
                               --------          --------           -------           ---------           --------
CAPITAL GAINS INCOME.....       --                --                  4,566             --                --
                               --------          --------           -------           ---------           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        10,993             5,448             4,708             169,578            168,768
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        11,043           (17,020)              129             494,382             19,221
                               --------          --------           -------           ---------           --------
    Net gain (loss) on
     investments.........        22,036           (11,572)            4,837             663,960            187,989
                               --------          --------           -------           ---------           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 17,508          $(14,142)          $10,137           $ 482,748           $133,142
                               ========          ========           =======           =========           ========


                                WELLS FARGO
                                 ADVANTAGE
                              DISCOVERY FUND
                            SUB-ACCOUNT (N)(O)
                           ---------------------
INVESTMENT INCOME:
  Dividends..............        $--
                                 ---------
EXPENSES:
  Mortality and expense
   risk charges..........           (3,027)
                                 ---------
    Net investment income
     (loss)..............           (3,027)
                                 ---------
CAPITAL GAINS INCOME.....        --
                                 ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          188,816
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (123,920)
                                 ---------
    Net gain (loss) on
     investments.........           64,896
                                 ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $  61,869
                                 =========

(i) Formerly Wells Fargo Equity Value Fund Sub-Account. Change effective April 11, 2005.
(j)  Formerly Wells Fargo Growth Fund Sub-Account. Change effective April 11,
     2005.
(k) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.
(l) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.
(m) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.
(n) From inception, April, 8, 2005 to December 31, 2005. Effective April 8, 2005, Strong MidCap Growth II Fund Sub-Account merged with Wells Fargo Discovery Fund Sub-Account.
(o)  Formerly Wells Fargo Discovery Fund Sub-Account. Change effective
     April 11, 2005.

_____________________________________ SA-35 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                              AMERICAN
                             AMERICAN        CENTURY VP        AIM V.I.        AIM V.I.
                            CENTURY VP         CAPITAL       INTERNATIONAL  PREMIER EQUITY
                           BALANCED FUND  APPRECIATION FUND   GROWTH FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------------  -------------  --------------
OPERATIONS:
  Net investment
   income................   $   32,165        $ (2,410)        $  (17,472)    $  (40,169)
  Capital gains income...          909         --                 --             --
  Net realized gain
   (loss) on security
   transactions..........       (1,869)          9,971            193,147         87,669
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       68,250          93,817            225,071        251,685
                            ----------        --------         ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       99,455         101,378            400,746        299,185
                            ----------        --------         ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............        3,000           4,300              7,082         28,348
  Net transfers..........       85,306         (33,934)           114,182       (399,812)
  Surrenders for benefit
   payments and fees.....     (145,986)        (53,312)          (942,687)    (2,281,882)
  Net Annuity
   Transactions..........        3,371         --                  (1,725)        (1,571)
                            ----------        --------         ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (54,309)        (82,946)          (823,148)    (2,654,917)
                            ----------        --------         ----------     ----------
  Net increase (decrease)
   in net assets.........       45,146          18,432           (422,402)    (2,355,732)
NET ASSETS:
  Beginning of year......    2,363,781         532,711          3,212,070      9,938,158
                            ----------        --------         ----------     ----------
  End of year............   $2,408,927        $551,143         $2,789,668     $7,582,426
                            ==========        ========         ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                                                                          FEDERATED
                           ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED       CAPITAL
                               INTERNATIONAL        MONEY MARKET     LARGE CAP GROWTH      AMERICAN      APPRECIATION
                                 PORTFOLIO            PORFOLIO           PORTFOLIO      LEADERS FUND II    FUND II
                                SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT (A)     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------------  -----------------  -----------------  ---------------  ------------
OPERATIONS:
  Net investment
   income................       $      331           $  153,420         $  (11,462)       $   256,246    $   (13,533)
  Capital gains income...        --                    --                 --                 --              --
  Net realized gain
   (loss) on security
   transactions..........          112,367             --                   32,363            787,155        238,445
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          186,209             --                  308,872          1,474,530       (167,812)
                                ----------           ----------         ----------        -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          298,907              153,420            329,773          2,517,931         57,100
                                ----------           ----------         ----------        -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............            9,725              129,624             13,635            207,953         46,814
  Net transfers..........         (278,726)           1,168,367            (88,127)        (1,134,304)       (16,606)
  Surrenders for benefit
   payments and fees.....         (118,730)          (2,120,098)          (200,897)        (8,379,881)    (1,592,078)
  Net Annuity
   Transactions..........        --                    --                 --                   (1,272)       --
                                ----------           ----------         ----------        -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (387,731)            (822,107)          (275,389)        (9,307,504)    (1,561,870)
                                ----------           ----------         ----------        -----------    -----------
  Net increase (decrease)
   in net assets.........          (88,824)            (668,687)            54,384         (6,789,573)    (1,504,770)
NET ASSETS:
  Beginning of year......        1,903,059            8,067,760          2,756,847         75,296,277     12,021,359
                                ----------           ----------         ----------        -----------    -----------
  End of year............       $1,814,235           $7,399,073         $2,811,231        $68,506,704    $10,516,589
                                ==========           ==========         ==========        ===========    ===========

                                              FEDERATED
                             FEDERATED      FUND FOR U.S.
                           EQUITY INCOME      GOVERNMENT
                              FUND II     SECURITIES FUND II
                            SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------------
OPERATIONS:
  Net investment
   income................   $   389,111      $   174,172
  Capital gains income...       --              --
  Net realized gain
   (loss) on security
   transactions..........       482,034           21,547
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (130,125)        (137,635)
                            -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       741,020           58,084
                            -----------      -----------
UNIT TRANSACTIONS:
  Purchases..............       131,331           17,020
  Net transfers..........      (487,052)         152,909
  Surrenders for benefit
   payments and fees.....    (4,345,844)      (1,279,252)
  Net Annuity
   Transactions..........        (1,270)        --
                            -----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (4,702,835)      (1,109,323)
                            -----------      -----------
  Net increase (decrease)
   in net assets.........    (3,961,815)      (1,051,239)
NET ASSETS:
  Beginning of year......    42,131,072        6,267,977
                            -----------      -----------
  End of year............   $38,169,257      $ 5,216,738
                            ===========      ===========

(a) Formerly AllianceBernstein Premier Growth Portfolio Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-37 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                              FEDERATED
                           MID CAPS GROWTH   FEDERATED      FEDERATED      FEDERATED
                             STRATEGIES     HIGH INCOME   INTERNATIONAL   PRIME MONEY
                               FUND II      BOND FUND II  EQUITY FUND II    FUND II
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------  --------------  ------------
OPERATIONS:
  Net investment
   income................    $  (355,916)   $   787,979    $  (123,678)   $    61,105
  Capital gains income...       --              --             --             --
  Net realized gain
   (loss) on security
   transactions..........      1,033,852         86,706        114,567        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      2,465,697       (704,260)       767,463        --
                             -----------    -----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      3,143,633        170,425        758,352         61,105
                             -----------    -----------    -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        106,034         46,834         44,165         12,746
  Net transfers..........       (645,822)       271,141        322,917       (380,022)
  Surrenders for benefit
   payments and fees.....     (3,611,879)    (1,582,404)    (1,110,960)    (1,111,932)
  Net Annuity
   Transactions..........           (681)       --             --             --
                             -----------    -----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (4,152,348)    (1,264,429)      (743,878)    (1,479,208)
                             -----------    -----------    -----------    -----------
  Net increase (decrease)
   in net assets.........     (1,008,715)    (1,094,004)        14,474     (1,418,103)
NET ASSETS:
  Beginning of year......     31,001,509     11,630,879     10,907,208      5,085,309
                             -----------    -----------    -----------    -----------
  End of year............    $29,992,794    $10,536,875    $10,921,682    $ 3,667,206
                             ===========    ===========    ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                            FEDERATED      FEDERATED        GARTMORE         HARTFORD        HARTFORD         HARTFORD
                           QUALITY BOND  CAPITAL INCOME  GVIT DEVELOPING     ADVISERS       BLUE CHIP       TOTAL RETURN
                             FUND II        FUND II       MARKETS FUND       HLS FUND     STOCK HLS FUND   BOND HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (B)
                           ------------  --------------  ---------------  --------------  --------------  ----------------
OPERATIONS:
  Net investment
   income................   $   73,082     $  204,775      $      968      $  4,391,971    $   (486,297)    $  4,410,971
  Capital gains income...       19,044        --              147,611        13,092,786        --                524,073
  Net realized gain
   (loss) on security
   transactions..........       (2,015)       (13,520)          8,852         2,309,631       2,762,472         (265,924)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (87,599)        49,360         112,975        (6,683,613)      1,431,578       (3,834,671)
                            ----------     ----------      ----------      ------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        2,512        240,615         270,406        13,110,775       3,707,753          834,449
                            ----------     ----------      ----------      ------------    ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............        8,519         12,369           3,265         2,732,330       1,803,724        1,154,201
  Net transfers..........      307,855        171,422         (76,422)      (11,881,573)     (4,810,841)       2,968,152
  Surrenders for benefit
   payments and fees.....     (407,968)      (753,124)        (57,938)      (49,379,755)    (18,882,472)     (15,905,675)
  Net Annuity
   Transactions..........      --             --              --                (52,925)         22,674           25,822
                            ----------     ----------      ----------      ------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (91,594)      (569,333)       (131,095)      (58,581,923)    (21,866,915)     (11,757,500)
                            ----------     ----------      ----------      ------------    ------------     ------------
  Net increase (decrease)
   in net assets.........      (89,082)      (328,718)        139,311       (45,471,148)    (18,159,162)     (10,923,051)
NET ASSETS:
  Beginning of year......    2,857,890      5,437,973       1,050,371       272,564,351     111,323,041       81,648,026
                            ----------     ----------      ----------      ------------    ------------     ------------
  End of year............   $2,768,808     $5,109,255      $1,189,682      $227,093,203    $ 93,163,879     $ 70,724,975
                            ==========     ==========      ==========      ============    ============     ============

                             HARTFORD
                             CAPITAL
                           APPRECIATION
                             HLS FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $  (204,995)
  Capital gains income...    5,751,663
  Net realized gain
   (loss) on security
   transactions..........       86,147
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (202,697)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    5,430,118
                           -----------
UNIT TRANSACTIONS:
  Purchases..............      402,138
  Net transfers..........    7,782,962
  Surrenders for benefit
   payments and fees.....   (6,909,922)
  Net Annuity
   Transactions..........      (41,477)
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,233,701
                           -----------
  Net increase (decrease)
   in net assets.........    6,663,819
NET ASSETS:
  Beginning of year......   35,576,072
                           -----------
  End of year............  $42,239,891
                           ===========

(b)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

_____________________________________ SA-39 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             HARTFORD
                              CAPITAL         HARTFORD                             HARTFORD
                           OPPORTUNITIES    DIVIDEND AND        HARTFORD       GLOBAL ADVISERS
                             HLS FUND     GROWTH HLS FUND    FOCUS HLS FUND        HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT (C)   SUB-ACCOUNT (C)    SUB-ACCOUNT (C)
                           -------------  ----------------  ----------------  ------------------
OPERATIONS:
  Net investment
   income................   $  (107,563)     $   30,527         $    599            $   78
  Capital gains income...       --               72,561          --                --
  Net realized gain
   (loss) on security
   transactions..........       104,222           1,258                1           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (195,364)        (47,370)           4,162               (75)
                            -----------      ----------         --------            ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (198,705)         56,976            4,762                 3
                            -----------      ----------         --------            ------
UNIT TRANSACTIONS:
  Purchases..............       162,783          50,662              163           --
  Net transfers..........      (195,494)      2,749,433          146,467             4,528
  Surrenders for benefit
   payments and fees.....    (1,534,212)        (99,257)          (1,662)          --
  Net Annuity
   Transactions..........       --             --                --                --
                            -----------      ----------         --------            ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,566,923)      2,700,838          144,968             4,528
                            -----------      ----------         --------            ------
  Net increase (decrease)
   in net assets.........    (1,765,628)      2,757,814          149,730             4,531
NET ASSETS:
  Beginning of year......    10,974,993        --                --                --
                            -----------      ----------         --------            ------
  End of year............   $ 9,209,365      $2,757,814         $149,730            $4,531
                            ===========      ==========         ========            ======

(c)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                                                                   HARTFORD
                              HARTFORD          HARTFORD                            GROWTH       HARTFORD
                           GLOBAL LEADERS  DISCIPLINED EQUITY      HARTFORD      OPPORTUNITIES  HIGH YIELD      HARTFORD
                              HLS FUND          HLS FUND       GROWTH HLS FUND     HLS FUND      HLS FUND    INDEX HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (C)    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  ------------------  ----------------  -------------  -----------  --------------
OPERATIONS:
  Net investment
   income................   $   (678,348)     $   (215,252)        $ (1,910)     $ (3,573,505)  $ 1,547,333   $    713,762
  Capital gains income...       --               --                   2,962        21,363,437       --           4,193,690
  Net realized gain
   (loss) on security
   transactions..........      4,373,984         3,027,656              150        14,988,055       295,712      1,291,597
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (3,128,258)        2,608,385           15,381        12,785,815    (1,669,639)    (2,488,018)
                            ------------      ------------         --------      ------------   -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        567,378         5,420,789           16,583        45,563,802       173,406      3,711,031
                            ------------      ------------         --------      ------------   -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............      1,912,909         1,524,336            4,005         4,250,961       471,739      2,580,613
  Net transfers..........       (871,505)       (2,802,525)         608,569        (6,866,934)      134,812     (7,121,521)
  Surrenders for benefit
   payments and fees.....    (22,236,177)      (21,921,723)          (6,767)      (54,628,587)   (7,074,277)   (26,635,581)
  Net Annuity
   Transactions..........         42,894            52,223          --                 24,820         7,205         29,399
                            ------------      ------------         --------      ------------   -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (21,151,879)      (23,147,689)         605,807       (57,219,740)   (6,460,521)   (31,147,090)
                            ------------      ------------         --------      ------------   -----------   ------------
  Net increase (decrease)
   in net assets.........    (20,584,501)      (17,726,900)         622,390       (11,655,938)   (6,287,115)   (27,436,059)
NET ASSETS:
  Beginning of year......    147,576,167       122,327,130          --            356,181,839    33,401,519    151,937,430
                            ------------      ------------         --------      ------------   -----------   ------------
  End of year............   $126,991,666      $104,600,230         $622,390      $344,525,901   $27,114,404   $124,501,371
                            ============      ============         ========      ============   ===========   ============

                                 HARTFORD
                           INTERNATIONAL CAPITAL
                               APPRECIATION
                                 HLS FUND
                              SUB-ACCOUNT (C)
                           ---------------------
OPERATIONS:
  Net investment
   income................       $    3,811
  Capital gains income...           11,359
  Net realized gain
   (loss) on security
   transactions..........              162
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           47,503
                                ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           62,835
                                ----------
UNIT TRANSACTIONS:
  Purchases..............            1,531
  Net transfers..........          975,955
  Surrenders for benefit
   payments and fees.....           (8,958)
  Net Annuity
   Transactions..........        --
                                ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          968,528
                                ----------
  Net increase (decrease)
   in net assets.........        1,031,363
NET ASSETS:
  Beginning of year......        --
                                ----------
  End of year............       $1,031,363
                                ==========

(c)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-41 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                HARTFORD         HARTFORD
                             INTERNATIONAL     INTERNATIONAL     HARTFORD
                             SMALL COMPANY     OPPORTUNITIES  INTERNATIONAL
                                HLS FUND         HLS FUND     STOCK HLS FUND
                            SUB-ACCOUNT (C)     SUB-ACCOUNT    SUB-ACCOUNT
                           ------------------  -------------  --------------
OPERATIONS:
  Net investment
   income................      $   19,024       $  (306,796)   $     9,135
  Capital gains income...          53,574           --             --
  Net realized gain
   (loss) on security
   transactions..........              63           251,911      1,773,707
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (4,984)        2,815,458      3,295,817
                               ----------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          67,677         2,760,573      5,078,659
                               ----------       -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............          15,614           435,726      1,113,967
  Net transfers..........       1,132,714         3,442,668        251,699
  Surrenders for benefit
   payments and fees.....          (5,239)       (3,712,388)    (9,618,076)
  Net Annuity
   Transactions..........        --                  18,978         20,848
                               ----------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,143,089           184,984     (8,231,562)
                               ----------       -----------    -----------
  Net increase (decrease)
   in net assets.........       1,210,766         2,945,557     (3,152,903)
NET ASSETS:
  Beginning of year......        --              20,561,759     57,203,097
                               ----------       -----------    -----------
  End of year............      $1,210,766       $23,507,316    $54,050,194
                               ==========       ===========    ===========

(c)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                                             HARTFORD
                              HARTFORD        HARTFORD      HARTFORD         MORTGAGE          HARTFORD        HARTFORD
                           LARGECAP GROWTH  MIDCAP STOCK  MONEY MARKET      SECURITIES      SMALLCAP VALUE  SMALLCAP GROWTH
                              HLS FUND        HLS FUND      HLS FUND         HLS FUND          HLS FUND        HLS FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (C)     SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ------------  ------------  ------------------  --------------  ---------------
OPERATIONS:
  Net investment
   income................    $  (179,368)   $  (490,741)  $    529,219       $   (524)       $     70,605    $ (1,120,572)
  Capital gains income...       --            5,306,148        --            --                15,558,749       8,030,726
  Net realized gain
   (loss) on security
   transactions..........        522,313        404,923        --            --                 1,291,496       6,532,607
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (609,884)    (4,258,161)       --                 784         (12,669,623)     (2,771,139)
                             -----------    -----------   ------------       --------        ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (266,939)       962,169        529,219            260           4,251,227      10,671,622
                             -----------    -----------   ------------       --------        ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............        627,268        795,377        648,264          3,507           1,254,043       2,070,901
  Net transfers..........       (591,968)      (129,407)    12,497,489        112,376            (600,739)     (3,794,340)
  Surrenders for benefit
   payments and fees.....     (7,004,662)    (6,517,307)   (15,965,123)          (293)        (12,504,903)    (21,200,460)
  Net Annuity
   Transactions..........          9,325        (17,844)        53,127       --                   (18,572)         11,279
                             -----------    -----------   ------------       --------        ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (6,960,037)    (5,869,181)    (2,766,243)       115,590         (11,870,171)    (22,912,620)
                             -----------    -----------   ------------       --------        ------------    ------------
  Net increase (decrease)
   in net assets.........     (7,226,976)    (4,907,012)    (2,237,024)       115,850          (7,618,944)    (12,240,998)
NET ASSETS:
  Beginning of year......     37,920,749     39,955,931     39,374,455       --                72,008,561     130,663,780
                             -----------    -----------   ------------       --------        ------------    ------------
  End of year............    $30,693,773    $35,048,919   $ 37,137,431       $115,850        $ 64,389,617    $118,422,782
                             ===========    ===========   ============       ========        ============    ============


                           HARTFORD STOCK
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment
   income................   $    44,387
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       234,912
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       787,889
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,067,188
                            -----------
UNIT TRANSACTIONS:
  Purchases..............       299,274
  Net transfers..........       145,590
  Surrenders for benefit
   payments and fees.....    (2,701,132)
  Net Annuity
   Transactions..........       --
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (2,256,268)
                            -----------
  Net increase (decrease)
   in net assets.........    (1,189,080)
NET ASSETS:
  Beginning of year......    14,826,209
                            -----------
  End of year............   $13,637,129
                            ===========

(c)  From inception, July 5, 2005 to December 31, 2005.

_____________________________________ SA-43 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                           HARTFORD U.S.
                            GOVERNMENT                           HARTFORD
                            SECURITIES        HARTFORD      VALUE OPPORTUNITIES
                             HLS FUND      VALUE HLS FUND        HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT (C)       SUB-ACCOUNT
                           -------------  ----------------  -------------------
OPERATIONS:
  Net investment
   income................  $  1,447,234       $  2,608         $     67,067
  Capital gains income...       --             --                 1,898,225
  Net realized gain
   (loss) on security
   transactions..........     1,249,341            103            1,643,653
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (2,534,874)         6,512            1,463,435
                           ------------       --------         ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       161,701          9,223            5,072,380
                           ------------       --------         ------------
UNIT TRANSACTIONS:
  Purchases..............     1,134,991          5,093            1,321,372
  Net transfers..........    (4,660,465)       394,662            4,532,464
  Surrenders for benefit
   payments and fees.....   (21,258,283)        (9,187)         (13,530,028)
  Net Annuity
   Transactions..........        74,544        --                     1,422
                           ------------       --------         ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (24,709,213)       390,568           (7,674,770)
                           ------------       --------         ------------
  Net increase (decrease)
   in net assets.........   (24,547,512)       399,791           (2,602,390)
NET ASSETS:
  Beginning of year......   105,395,496        --                77,973,403
                           ------------       --------         ------------
  End of year............  $ 80,847,984       $399,791         $ 75,371,013
                           ============       ========         ============

(c)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                                  ING JPMORGAN
                                HARTFORD            EMERGING            ING VP             AIM V.I.        AIM V.I.     AIM V.I.
                             EQUITY INCOME       MARKETS EQUITY    NATURAL RESOURCES    GLOBAL HEALTH     TECHNOLOGY   CORE STOCK
                                HLS FUND           PORTFOLIO             TRUST            CARE FUND          FUND         FUND
                            SUB-ACCOUNT (C)     SUB-ACCOUNT (D)       SUB-ACCOUNT      SUB-ACCOUNT (E)    SUB-ACCOUNT  SUB-ACCOUNT
                           ------------------  ------------------  -----------------  ------------------  -----------  -----------
OPERATIONS:
  Net investment
   income................       $  8,117            $    530          $   (2,689)         $   (5,729)     $   (9,727)  $     (754)
  Capital gains income...       --                  --                    25,439            --                --           --
  Net realized gain
   (loss) on security
   transactions..........            (55)             73,791              10,812              45,827         (14,233)      (3,419)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          3,749             (27,770)            177,498              42,089          30,281       32,891
                                --------            --------          ----------          ----------      ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         11,811              46,551             211,060              82,187           6,321       28,718
                                --------            --------          ----------          ----------      ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............          6,229            --                     7,820              15,669           6,705        1,800
  Net transfers..........        724,653             (73,468)            712,292            (171,870)       (530,595)    (174,678)
  Surrenders for benefit
   payments and fees.....        (29,660)            (12,842)            (11,190)           (200,597)       (141,510)    (270,441)
  Net Annuity
   Transactions..........       --                  --                  --                  --                --           --
                                --------            --------          ----------          ----------      ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        701,222             (86,310)            708,922            (356,798)       (665,400)    (443,319)
                                --------            --------          ----------          ----------      ----------   ----------
  Net increase (decrease)
   in net assets.........        713,033             (39,759)            919,982            (274,611)       (659,079)    (414,601)
NET ASSETS:
  Beginning of year......       --                   263,472             203,240           1,510,965       2,788,135    1,822,939
                                --------            --------          ----------          ----------      ----------   ----------
  End of year............       $713,033            $223,713          $1,123,222          $1,236,354      $2,129,056   $1,408,338
                                ========            ========          ==========          ==========      ==========   ==========

                              KELMOORE
                              STRATEGY
                           VARIABLE EAGLE
                                FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment
   income................   $   (26,720)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       330,268
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (206,887)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        96,661
                            -----------
UNIT TRANSACTIONS:
  Purchases..............         6,360
  Net transfers..........    (2,088,012)
  Surrenders for benefit
   payments and fees.....      (192,152)
  Net Annuity
   Transactions..........       --
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (2,273,804)
                            -----------
  Net increase (decrease)
   in net assets.........    (2,177,143)
NET ASSETS:
  Beginning of year......     2,177,143
                            -----------
  End of year............   $   --
                            ===========

(c)  From inception, July 5, 2005 to December 31, 2005.
(d)  From inception, December 2, 2005 to December 31, 2005. Effective
     December 2, 2005, ING VP Emerging Markets Fund Sub-Account merged with ING JPMorgan Emerging Markets Equity Portfolio Sub-Account.
(e) Formerly AIM V.I. Health Sciences Fund Sub-Account. Change effective July 1, 2005.

_____________________________________ SA-45 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             KELMOORE
                             STRATEGY     MFS EMERGING     MFS HIGH
                           VARIABLE FUND  GROWTH SERIES  INCOME SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................   $   (54,727)   $   (57,713)   $   241,960
  Capital gains income...       --             --             --
  Net realized gain
   (loss) on security
   transactions..........       131,042        163,979        165,958
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        31,459        232,628       (374,341)
                            -----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       107,774        338,894         33,577
                            -----------    -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        11,245         10,662          7,779
  Net transfers..........    (4,152,918)      (371,105)        22,628
  Surrenders for benefit
   payments and fees.....      (922,186)    (1,134,633)    (1,151,479)
  Net Annuity
   Transactions..........       --                 493           (422)
                            -----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (5,063,859)    (1,494,583)    (1,121,494)
                            -----------    -----------    -----------
  Net increase (decrease)
   in net assets.........    (4,956,085)    (1,155,689)    (1,087,917)
NET ASSETS:
  Beginning of year......     4,956,085      6,210,809      4,974,073
                            -----------    -----------    -----------
  End of year............   $   --         $ 5,055,120    $ 3,886,156
                            ===========    ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                          NEUBERGER BERMAN
                                            AMT LIMITED     NEUBERGER BERMAN                    SCUDDER      PIONEER GROWTH
                           MFS STRATEGIC      MATURITY        AMT PARTNERS    PIONEER FUND   INTERNATIONAL  OPPORTUNITIES VCT
                           INCOME SERIES   BOND PORTFOLIO      PORTFOLIO      VCT PORTFOLIO    PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ----------------  ----------------  -------------  -------------  -----------------
OPERATIONS:
  Net investment
   income................    $ 13,935        $  17,467         $   11,087      $   10,182     $    7,909       $   (18,877)
  Capital gains income...         791          --                     478         --             --               --
  Net realized gain
   (loss) on security
   transactions..........        (524)          (2,657)            28,867             268         66,200           112,979
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (11,624)          (8,126)           304,424          48,981        219,622           120,028
                             --------        ---------         ----------      ----------     ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,578            6,684            344,856          59,431        293,731           214,130
                             --------        ---------         ----------      ----------     ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............      --                2,555             17,000          15,687         11,174             8,055
  Net transfers..........      23,171          280,588            274,030        (115,250)       (66,837)       (1,392,980)
  Surrenders for benefit
   payments and fees.....     (19,296)        (274,165)          (238,160)        (28,581)      (317,484)         (176,959)
  Net Annuity
   Transactions..........      --                1,993           --               --                (325)         --
                             --------        ---------         ----------      ----------     ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,875           10,971             52,870        (128,144)      (373,472)       (1,561,884)
                             --------        ---------         ----------      ----------     ----------       -----------
  Net increase (decrease)
   in net assets.........       6,453           17,655            397,726         (68,713)       (79,741)       (1,347,754)
NET ASSETS:
  Beginning of year......     268,229          833,754          1,892,213       1,209,192      2,317,726         5,331,834
                             --------        ---------         ----------      ----------     ----------       -----------
  End of year............    $274,682        $ 851,409         $2,289,939      $1,140,479     $2,237,985       $ 3,984,080
                             ========        =========         ==========      ==========     ==========       ===========


                              VAN ECK
                           WORLDWIDE BOND
                                FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment
   income................     $ 18,727
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........         (885)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (27,332)
                              --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (9,490)
                              --------
UNIT TRANSACTIONS:
  Purchases..............          870
  Net transfers..........         (556)
  Surrenders for benefit
   payments and fees.....      (22,429)
  Net Annuity
   Transactions..........      --
                              --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (22,115)
                              --------
  Net increase (decrease)
   in net assets.........      (31,605)
NET ASSETS:
  Beginning of year......      279,840
                              --------
  End of year............     $248,235
                              ========

_____________________________________ SA-47 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                             WELLS FARGO        WELLS FARGO
                              VAN ECK         ADVANTAGE          ADVANTAGE
                           WORLDWIDE HARD  ASSET ALLOCATION     TOTAL RETURN
                            ASSETS FUND          FUND            BOND FUND
                            SUB-ACCOUNT    SUB-ACCOUNT (F)    SUB-ACCOUNT (G)
                           --------------  ----------------  ------------------
OPERATIONS:
  Net investment
   income................    $   (3,184)     $    40,620        $   346,482
  Capital gains income...       --               115,739             58,722
  Net realized gain
   (loss) on security
   transactions..........        88,928           94,574            (50,631)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       296,260          (83,242)          (264,544)
                             ----------      -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       382,004          167,691             90,029
                             ----------      -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............           500           15,288             60,435
  Net transfers..........       574,209          226,521            261,972
  Surrenders for benefit
   payments and fees.....       (48,604)      (1,854,225)        (3,222,951)
  Net Annuity
   Transactions..........       --              --                   (1,091)
                             ----------      -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       526,105       (1,612,416)        (2,901,635)
                             ----------      -----------        -----------
  Net increase (decrease)
   in net assets.........       908,109       (1,444,725)        (2,811,606)
NET ASSETS:
  Beginning of year......       318,838        6,130,153         15,928,709
                             ----------      -----------        -----------
  End of year............    $1,226,947      $ 4,685,428        $13,117,103
                             ==========      ===========        ===========

(f) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.
(g) Formerly Wells Fargo Total Return Bond Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                              WELLS FARGO        WELLS FARGO       WELLS FARGO        WELLS FARGO        WELLS FARGO
                               ADVANTAGE          ADVANTAGE         ADVANTAGE          ADVANTAGE          ADVANTAGE
                             EQUITY INCOME        C&B LARGE       LARGE COMPANY      INTERNATIONAL      LARGE COMPANY
                                  FUND          CAP VALUE FUND      CORE FUND          CORE FUND         GROWTH FUND
                            SUB-ACCOUNT (H)    SUB-ACCOUNT (I)   SUB-ACCOUNT (J)    SUB-ACCOUNT (K)    SUB-ACCOUNT (L)
                           ------------------  ----------------  ----------------  ------------------  ----------------
OPERATIONS:
  Net investment
   income................     $     57,290         $  (4,528)        $ (2,570)          $    734         $  (181,212)
  Capital gains income...        --                 --                --                   4,566            --
  Net realized gain
   (loss) on security
   transactions..........          637,054            10,993            5,448              4,708             169,578
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          733,119            11,043          (17,020)               129             494,382
                              ------------         ---------         --------           --------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,427,463            17,508          (14,142)            10,137             482,748
                              ------------         ---------         --------           --------         -----------
UNIT TRANSACTIONS:
  Purchases..............          210,901             5,795          --                      60              72,619
  Net transfers..........       (1,007,709)          112,115          (12,000)            32,757            (775,169)
  Surrenders for benefit
   payments and fees.....       (9,825,560)         (120,808)         (44,284)           (82,470)         (4,701,821)
  Net Annuity
   Transactions..........           13,432          --                --                --                      (135)
                              ------------         ---------         --------           --------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (10,608,936)           (2,898)         (56,284)           (49,653)         (5,404,506)
                              ------------         ---------         --------           --------         -----------
  Net increase (decrease)
   in net assets.........       (9,181,473)           14,610          (70,426)           (39,516)         (4,921,758)
NET ASSETS:
  Beginning of year......       42,486,775           974,522          394,271            172,371          20,270,917
                              ------------         ---------         --------           --------         -----------
  End of year............     $ 33,305,302         $ 989,132         $323,845           $132,855         $15,349,159
                              ============         =========         ========           ========         ===========

                              WELLS FARGO
                               ADVANTAGE            WELLS FARGO
                               SMALL CAP             ADVANTAGE
                              GROWTH FUND         DISCOVERY FUND
                            SUB-ACCOUNT (M)     SUB-ACCOUNT (N)(O)
                           ------------------  ---------------------
OPERATIONS:
  Net investment
   income................     $   (54,847)           $  (3,027)
  Capital gains income...        --                  --
  Net realized gain
   (loss) on security
   transactions..........         168,768              188,816
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          19,221             (123,920)
                              -----------            ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         133,142               61,869
                              -----------            ---------
UNIT TRANSACTIONS:
  Purchases..............          12,914                7,978
  Net transfers..........        (300,903)             (98,511)
  Surrenders for benefit
   payments and fees.....      (1,155,354)             (72,693)
  Net Annuity
   Transactions..........          (1,158)           --
                              -----------            ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (1,444,501)            (163,226)
                              -----------            ---------
  Net increase (decrease)
   in net assets.........      (1,311,359)            (101,357)
NET ASSETS:
  Beginning of year......       5,407,787              786,751
                              -----------            ---------
  End of year............     $ 4,096,428            $ 685,394
                              ===========            =========

(h) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.
(i) Formerly Wells Fargo Equity Value Fund Sub-Account. Change effective April 11, 2005.
(j)  Formerly Wells Fargo Growth Fund Sub-Account. Change effective April 11,
     2005.
(k) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.
(l) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.
(m) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.
(n) From inception, April, 8, 2005 to December 31, 2005. Effective April 8, 2005, Strong MidCap Growth II Fund Sub-Account merged with Wells Fargo Discovery Fund Sub-Account.
(o)  Formerly Wells Fargo Discovery Fund Sub-Account. Change effective
     April 11, 2005.

_____________________________________ SA-49 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                              AMERICAN
                             AMERICAN        CENTURY VP        AIM V.I.        AIM V.I.
                            CENTURY VP         CAPITAL       INTERNATIONAL  PREMIER EQUITY
                           BALANCED FUND  APPRECIATION FUND   GROWTH FUND        FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -----------------  -------------  --------------
OPERATIONS:
  Net investment
   income................   $   26,082        $  (2,473)       $  (18,629)   $   (91,110)
  Capital gains income...      --              --                 --             --
  Net realized gain
   (loss) on security
   transactions..........        3,889           (4,685)           40,515        (66,849)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      170,274           39,805           590,406        548,075
                            ----------        ---------        ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      200,245           32,647           612,292        390,116
                            ----------        ---------        ----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        1,055            7,783            12,458         25,633
  Net transfers..........      138,573          (85,539)           60,472       (943,458)
  Surrenders for benefit
   payments and fees.....     (277,532)         (32,407)         (469,937)    (2,082,766)
  Net annuity
   transactions..........      --              --                   5,415          1,613
                            ----------        ---------        ----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (137,904)        (110,163)         (391,592)    (2,998,978)
                            ----------        ---------        ----------    -----------
  Net increase (decrease)
   in net assets.........       62,341          (77,516)          220,700     (2,608,862)
NET ASSETS:
  Beginning of year......    2,301,440          610,227         2,991,370     12,547,020
                            ----------        ---------        ----------    -----------
  End of year............   $2,363,781        $ 532,711        $3,212,070    $ 9,938,158
                            ==========        =========        ==========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                                                                                      FEDERATED
                           ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN     FEDERATED       CAPITAL       FEDERATED
                             INTERNATIONAL      MONEY MARKET      PREMIER GROWTH       AMERICAN      APPRECIATION  EQUITY INCOME
                               PORTFOLIO          PORFOLIO           PORTFOLIO      LEADERS FUND II    FUND II        FUND II
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------  -----------------  -----------------  ---------------  ------------  -------------
OPERATIONS:
  Net investment
   income................     $   (3,067)        $    21,230        $  (12,286)       $   174,110    $   (72,910)   $   291,889
  Capital gains income...       --                  --                --                 --              --             --
  Net realized gain
   (loss) on security
   transactions..........        103,207            --                   7,896            153,072         11,126        153,728
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        247,913            --                 221,625          5,621,330        743,895      3,962,436
                              ----------         -----------        ----------        -----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        348,053              21,230           217,235          5,948,512        682,111      4,408,053
                              ----------         -----------        ----------        -----------    -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............         24,540             339,036            16,526            219,798         42,101        151,874
  Net transfers..........       (104,417)            174,754          (161,115)           590,381        952,110        382,566
  Surrenders for benefit
   payments and fees.....       (212,571)         (3,455,892)         (243,854)        (6,718,739)      (879,345)    (3,541,524)
  Net annuity
   transactions..........       --                  --                --                   (1,200)       --              (1,195)
                              ----------         -----------        ----------        -----------    -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (292,448)         (2,942,102)         (388,443)        (5,909,760)       114,866     (3,008,279)
                              ----------         -----------        ----------        -----------    -----------    -----------
  Net increase (decrease)
   in net assets.........         55,605          (2,920,872)         (171,208)            38,752        796,977      1,399,774
NET ASSETS:
  Beginning of year......      1,847,454          10,988,632         2,928,055         75,257,525     11,224,382     40,731,298
                              ----------         -----------        ----------        -----------    -----------    -----------
  End of year............     $1,903,059         $ 8,067,760        $2,756,847        $75,296,277    $12,021,359    $42,131,072
                              ==========         ===========        ==========        ===========    ===========    ===========

                               FEDERATED
                             FUND FOR U.S.
                               GOVERNMENT
                           SECURITIES FUND II
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment
   income................     $   268,550
  Capital gains income...          39,090
  Net realized gain
   (loss) on security
   transactions..........          43,286
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (168,964)
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         181,962
                              -----------
UNIT TRANSACTIONS:
  Purchases..............          31,328
  Net transfers..........        (959,152)
  Surrenders for benefit
   payments and fees.....      (1,163,071)
  Net annuity
   transactions..........        --
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,090,895)
                              -----------
  Net increase (decrease)
   in net assets.........      (1,908,933)
NET ASSETS:
  Beginning of year......       8,176,910
                              -----------
  End of year............     $ 6,267,977
                              ===========

_____________________________________ SA-51 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              FEDERATED
                            MID CAP GROWTH    FEDERATED      FEDERATED         FEDERATED
                              STRATEGIES     HIGH INCOME   INTERNATIONAL      PRIME MONEY
                               FUND II       BOND FUND II  EQUITY FUND II       FUND II
                           SUB-ACCOUNT (A)   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT (B)
                           ----------------  ------------  --------------  ------------------
OPERATIONS:
  Net investment
   income................     $  (355,144)   $   768,919    $  (124,274)      $   257,588
  Capital gains income...        --              --             --               --
  Net realized gain
   (loss) on security
   transactions..........         352,876        202,998         45,376           (24,792)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       3,889,110         99,295      1,325,944          (183,405)
                              -----------    -----------    -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       3,886,842      1,071,212      1,247,046            49,391
                              -----------    -----------    -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............         100,247         45,392         27,186            31,066
  Net transfers..........        (208,360)    (1,089,368)        52,398        (1,911,203)
  Surrenders for benefit
   payments and fees.....      (2,640,936)    (1,608,214)      (873,350)       (1,326,964)
  Net annuity
   transactions..........            (607)       --             --               --
                              -----------    -----------    -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,749,656)    (2,652,190)      (793,766)       (3,207,101)
                              -----------    -----------    -----------       -----------
  Net increase (decrease)
   in net assets.........       1,137,186     (1,580,978)       453,280        (3,157,710)
NET ASSETS:
  Beginning of year......      29,864,323     13,211,857     10,453,928         8,243,019
                              -----------    -----------    -----------       -----------
  End of year............     $31,001,509    $11,630,879    $10,907,208       $ 5,085,309
                              ===========    ===========    ===========       ===========

(a) Formerly Federated Growth Strategies Fund II Sub-Account. Change effective September 1, 2004.
(b) Effective December 3, 2004, Federated Total Return Bond Fund II Sub-Account merged with Federated Prime Money Fund II Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                            FEDERATED      FEDERATED        GARTMORE         HARTFORD        HARTFORD
                           QUALITY BOND  CAPITAL INCOME  GVIT DEVELOPING     ADVISERS       BLUE CHIP         HARTFORD
                             FUND II        FUND II       MARKETS FUND       HLS FUND     STOCK HLS FUND   BOND HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (C)
                           ------------  --------------  ---------------  --------------  --------------  ----------------
OPERATIONS:
  Net investment
   income................   $   75,420     $  162,946      $      688      $  2,037,120    $ (1,268,735)    $  4,711,111
  Capital gains income...       23,509        --               32,062          --              --              2,246,525
  Net realized gain
   (loss) on security
   transactions..........       24,583         (8,276)         39,284           433,272       1,472,746          115,427
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (60,540)       277,428          71,634         3,695,957       7,684,325       (4,386,410)
                            ----------     ----------      ----------      ------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       62,972        432,098         143,668         6,166,349       7,888,336        2,686,653
                            ----------     ----------      ----------      ------------    ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............       22,689         40,763           1,166         3,662,633       2,255,161        1,284,744
  Net transfers..........      198,604        236,732        (364,500)       (3,425,765)     (3,382,186)      (4,154,172)
  Surrenders for benefit
   payments and fees.....     (308,656)      (441,650)        (86,052)      (47,235,792)    (18,905,391)     (17,265,618)
  Net annuity
   transactions..........      --             --              --                146,872             294           28,643
                            ----------     ----------      ----------      ------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (87,363)      (164,155)       (449,386)      (46,852,052)    (20,032,122)     (20,106,403)
                            ----------     ----------      ----------      ------------    ------------     ------------
  Net increase (decrease)
   in net assets.........      (24,391)       267,943        (305,718)      (40,685,703)    (12,143,786)     (17,419,750)
NET ASSETS:
  Beginning of year......    2,882,281      5,170,030       1,356,089       313,250,054     123,466,827       99,067,776
                            ----------     ----------      ----------      ------------    ------------     ------------
  End of year............   $2,857,890     $5,437,973      $1,050,371      $272,564,351    $111,323,041     $ 81,648,026
                            ==========     ==========      ==========      ============    ============     ============

                             HARTFORD
                             CAPITAL
                           APPRECIATION
                             HLS FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $  (239,420)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........       10,147
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    4,635,018
                           -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    4,405,745
                           -----------
UNIT TRANSACTIONS:
  Purchases..............    1,113,925
  Net transfers..........   18,786,254
  Surrenders for benefit
   payments and fees.....   (3,380,431)
  Net annuity
   transactions..........       42,146
                           -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   16,561,894
                           -----------
  Net increase (decrease)
   in net assets.........   20,967,639
NET ASSETS:
  Beginning of year......   14,608,433
                           -----------
  End of year............  $35,576,072
                           ===========

(c) Effective April 30, 2004, Hartford Multisector Bond HLS Fund Sub-Account merged with Hartford Bond HLS Fund Sub-Account.

_____________________________________ SA-53 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD                                           HARTFORD
                              CAPITAL        HARTFORD          HARTFORD          GROWTH
                           OPPORTUNITIES  GLOBAL LEADERS  DISCIPLINED EQUITY  OPPORTUNITIES
                             HLS FUND        HLS FUND          HLS FUND         HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  --------------  ------------------  -------------
OPERATIONS:
  Net investment
   income................   $  (120,371)   $ (1,079,874)     $   (321,805)    $ (4,428,568)
  Capital gains income...       --             --               --                 --
  Net realized gain
   (loss) on security
   transactions..........        57,938       2,508,179         1,093,647        8,302,078
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       962,412      21,690,532         7,354,956       46,579,903
                            -----------    ------------      ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       899,979      23,118,837         8,126,798       50,453,413
                            -----------    ------------      ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............       245,131       2,199,773         1,898,615        5,466,480
  Net transfers..........      (721,688)      1,707,343          (503,583)      (6,719,682)
  Surrenders for benefit
   payments and fees.....    (1,419,325)    (19,830,156)      (20,130,198)     (50,056,226)
  Net annuity
   transactions..........       --               60,730            28,125          101,549
                            -----------    ------------      ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,895,882)    (15,862,310)      (18,707,041)     (51,207,879)
                            -----------    ------------      ------------     ------------
  Net increase (decrease)
   in net assets.........      (995,903)      7,256,527       (10,580,243)        (754,466)
NET ASSETS:
  Beginning of year......    11,970,896     140,319,640       132,907,373      356,936,305
                            -----------    ------------      ------------     ------------
  End of year............   $10,974,993    $147,576,167      $122,327,130     $356,181,839
                            ===========    ============      ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                                                          HARTFORD
                            HARTFORD                    INTERNATIONAL     HARTFORD        HARTFORD        HARTFORD      HARTFORD
                           HIGH YIELD      HARTFORD     OPPORTUNITIES  INTERNATIONAL      LARGECAP      MIDCAP STOCK  MONEY MARKET
                            HLS FUND    INDEX HLS FUND    HLS FUND     STOCK HLS FUND  GROWTH HLS FUND    HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------  -------------  --------------  ---------------  ------------  ------------
OPERATIONS:
  Net investment
   income................  $ 1,265,347   $    (91,041)   $  (127,515)   $  (563,448)     $  (503,205)   $  (475,506)  $  (177,536)
  Capital gains income...      --             531,184        --             --              --              --            --
  Net realized gain
   (loss) on security
   transactions..........      415,640         21,210        444,260        959,724          158,079        387,006       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      250,361     12,555,345      2,615,050      6,772,256        3,984,928      4,222,413       --
                           -----------   ------------    -----------    -----------      -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,931,348     13,016,698      2,931,795      7,168,532        3,639,802      4,133,913      (177,536)
                           -----------   ------------    -----------    -----------      -----------    -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      515,279      3,003,562        382,471      1,187,367          955,626        752,020     1,286,218
  Net transfers..........      (63,403)    (4,093,911)     2,311,621     (1,488,096)        (576,680)     2,054,609     1,122,166
  Surrenders for benefit
   payments and fees.....   (7,161,045)   (25,779,113)    (3,605,125)    (8,717,351)      (5,733,987)    (6,347,183)  (19,505,942)
  Net annuity
   transactions..........      --              27,757           (868)          (524)        --               18,820            53
                           -----------   ------------    -----------    -----------      -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (6,709,169)   (26,841,705)      (911,901)    (9,018,604)      (5,355,041)    (3,521,734)  (17,097,505)
                           -----------   ------------    -----------    -----------      -----------    -----------   -----------
  Net increase (decrease)
   in net assets.........   (4,777,821)   (13,825,007)     2,019,894     (1,850,072)      (1,715,239)       612,179   (17,275,041)
NET ASSETS:
  Beginning of year......   38,179,340    165,762,437     18,541,865     59,053,169       39,635,988     39,343,752    56,649,496
                           -----------   ------------    -----------    -----------      -----------    -----------   -----------
  End of year............  $33,401,519   $151,937,430    $20,561,759    $57,203,097      $37,920,749    $39,955,931   $39,374,455
                           ===========   ============    ===========    ===========      ===========    ===========   ===========

_____________________________________ SA-55 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               HARTFORD
                              HARTFORD        HARTFORD                      U.S. GOVERNMENT
                           SMALLCAP VALUE  SMALLCAP GROWTH     HARTFORD       SECURITIES
                              HLS FUND        HLS FUND      STOCK HLS FUND     HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------  --------------  ---------------
OPERATIONS:
  Net investment
   income................   $   (474,944)   $ (1,662,646)    $   (53,573)    $  2,642,162
  Capital gains income...        676,373        --               --              --
  Net realized gain
   (loss) on security
   transactions..........        970,489       3,469,693           3,867        2,775,115
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      7,066,791      14,559,596         421,460       (4,506,530)
                            ------------    ------------     -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      8,238,709      16,366,643         371,754          910,747
                            ------------    ------------     -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............      1,391,725       2,403,712         267,157        1,349,744
  Net transfers..........      1,081,868      (2,599,701)      2,762,760      (17,500,665)
  Surrenders for benefit
   payments and fees.....    (11,329,694)    (18,848,841)     (1,772,824)     (23,013,735)
  Net annuity
   transactions..........         19,674            (948)        --                38,975
                            ------------    ------------     -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (8,836,427)    (19,045,778)      1,257,093      (39,125,681)
                            ------------    ------------     -----------     ------------
  Net increase (decrease)
   in net assets.........       (597,718)     (2,679,135)      1,628,847      (38,214,934)
NET ASSETS:
  Beginning of year......     72,606,279     133,342,915      13,197,362      143,610,430
                            ------------    ------------     -----------     ------------
  End of year............   $ 72,008,561    $130,663,780     $14,826,209     $105,395,496
                            ============    ============     ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                                HARTFORD             ING VP            ING VP             AIM V.I.            AIM V.I.
                           VALUE OPPORTUNITIES  EMERGING MARKETS  NATURAL RESOURCES   HEALTH SCIENCES        TECHNOLOGY
                                HLS FUND              FUND              TRUST               FUND                FUND
                               SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (D)     SUB-ACCOUNT (E)
                           -------------------  ----------------  -----------------  ------------------  ------------------
OPERATIONS:
  Net investment
   income................     $   (747,838)         $    407          $  1,632           $   (7,912)         $  (12,711)
  Capital gains income...        --                  --                --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........        1,597,416            (6,453)           (2,765)               9,314              (8,885)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       11,005,120            19,315            19,563               78,344             104,834
                              ------------          --------          --------           ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       11,854,698            13,269            18,430               79,746              83,238
                              ------------          --------          --------           ----------          ----------
UNIT TRANSACTIONS:
  Purchases..............        1,035,064           --                    500               31,018              23,680
  Net transfers..........        2,372,032           132,089            65,221              (93,281)            (61,107)
  Surrenders for benefit
   payments and fees.....      (12,286,945)          (19,387)           (1,535)            (290,065)           (304,513)
  Net annuity
   transactions..........            6,079           --                --                  --                  --
                              ------------          --------          --------           ----------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (8,873,770)          112,702            64,186             (352,328)           (341,940)
                              ------------          --------          --------           ----------          ----------
  Net increase (decrease)
   in net assets.........        2,980,928           125,971            82,616             (272,582)           (258,702)
NET ASSETS:
  Beginning of year......       74,992,475           137,501           120,624            1,783,547           3,046,837
                              ------------          --------          --------           ----------          ----------
  End of year............     $ 77,973,403          $263,472          $203,240           $1,510,965          $2,788,135
                              ============          ========          ========           ==========          ==========

                                                KELMOORE
                                AIM V.I.        STRATEGY
                               CORE STOCK       VARIABLE
                                  FUND         EAGLE FUND
                            SUB-ACCOUNT (F)    SUB-ACCOUNT
                           ------------------  -----------
OPERATIONS:
  Net investment
   income................      $    6,321      $  (29,981)
  Capital gains income...        --                --
  Net realized gain
   (loss) on security
   transactions..........         (17,914)         14,610
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          67,385        (150,050)
                               ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          55,792        (165,421)
                               ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............          12,700          10,205
  Net transfers..........        (128,000)         29,769
  Surrenders for benefit
   payments and fees.....        (428,225)       (295,972)
  Net annuity
   transactions..........        --                --
                               ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (543,525)       (255,998)
                               ----------      ----------
  Net increase (decrease)
   in net assets.........        (487,733)       (421,419)
NET ASSETS:
  Beginning of year......       2,310,672       2,598,562
                               ----------      ----------
  End of year............      $1,822,939      $2,177,143
                               ==========      ==========

(d) Formerly Invesco Health Science Fund Series I Sub-Account. Change effective October 15, 2004.
(e) Formerly Invesco Technology Fund Series I Sub-Account. Change effective October 15, 2004.
(f) Formerly Invesco Core Equity Fund Series I Sub-Account. Change effective October 15, 2004.

_____________________________________ SA-57 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             KELMOORE
                             STRATEGY     MFS EMERGING     MFS HIGH
                           VARIABLE FUND  GROWTH SERIES  INCOME SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................   $  (63,090)    $   (71,993)   $  196,984
  Capital gains income...      --              --            --
  Net realized gain
   (loss) on security
   transactions..........      (42,148)         51,682        91,825
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      242,893         699,591        93,855
                            ----------     -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      137,655         679,280       382,664
                            ----------     -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............       35,782          32,805        65,655
  Net transfers..........      (29,769)       (374,713)       52,417
  Surrenders for benefit
   payments and fees.....     (904,283)     (1,301,450)   (1,153,016)
  Net annuity
   transactions..........      --                2,673          (427)
                            ----------     -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (898,270)     (1,640,685)   (1,035,371)
                            ----------     -----------    ----------
  Net increase (decrease)
   in net assets.........     (760,615)       (961,405)     (652,707)
NET ASSETS:
  Beginning of year......    5,716,700       7,172,214     5,626,780
                            ----------     -----------    ----------
  End of year............   $4,956,085     $ 6,210,809    $4,974,073
                            ==========     ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                                          NEUBERGER BERMAN
                                            AMT LIMITED     NEUBERGER BERMAN         PIONEER            SCUDDER
                           MFS STRATEGIC      MATURITY        AMT PARTNERS            FUND           INTERNATIONAL
                           INCOME SERIES   BOND PORTFOLIO      PORTFOLIO          VCT PORTFOLIO        PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (G)(H)     SUB-ACCOUNT
                           -------------  ----------------  ----------------  ---------------------  -------------
OPERATIONS:
  Net investment
   income................    $  7,217        $  28,123         $   (7,040)         $    7,001         $    1,633
  Capital gains income...      --              --                --                 --                   --
  Net realized gain
   (loss) on security
   transactions..........         219           (1,033)            (7,669)             48,428             20,588
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       7,478          (24,476)           284,495              52,500            290,216
                             --------        ---------         ----------          ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      14,914            2,614            269,786             107,929            312,437
                             --------        ---------         ----------          ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............      --               11,304             10,900              13,250              6,005
  Net transfers..........     116,905          103,735            424,746            (708,850)           (55,814)
  Surrenders for benefit
   payments and fees.....     (15,168)        (249,292)          (109,906)           (162,906)          (277,849)
  Net annuity
   transactions..........      --              --                --                 --                      (300)
                             --------        ---------         ----------          ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     101,737         (134,253)           325,740            (858,506)          (327,958)
                             --------        ---------         ----------          ----------         ----------
  Net increase (decrease)
   in net assets.........     116,651         (131,639)           595,526            (750,577)           (15,521)
NET ASSETS:
  Beginning of year......     151,578          965,393          1,296,687           1,959,769          2,333,247
                             --------        ---------         ----------          ----------         ----------
  End of year............    $268,229        $ 833,754         $1,892,213          $1,209,192         $2,317,726
                             ========        =========         ==========          ==========         ==========

                                PIONEER        THE STRONG
                                 GROWTH          MID CAP
                             OPPORTUNITIES       GROWTH
                             VCT PORTFOLIO       FUND II
                            SUB-ACCOUNT (I)    SUB-ACCOUNT
                           ------------------  -----------
OPERATIONS:
  Net investment
   income................      $  (17,826)      $ (2,904)
  Capital gains income...        --               --
  Net realized gain
   (loss) on security
   transactions..........          (4,504)         7,288
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         803,935        110,798
                               ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         781,605        115,182
                               ----------       --------
UNIT TRANSACTIONS:
  Purchases..............           5,785          1,157
  Net transfers..........       1,588,008        153,384
  Surrenders for benefit
   payments and fees.....        (247,437)       (59,183)
  Net annuity
   transactions..........        --               --
                               ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,346,356         95,358
                               ----------       --------
  Net increase (decrease)
   in net assets.........       2,127,961        210,540
NET ASSETS:
  Beginning of year......       3,203,873        576,211
                               ----------       --------
  End of year............      $5,331,834       $786,751
                               ==========       ========

(g) Effective December 10, 2004, SAFECO RST Core Equity Portfolio Sub-Account (Formerly SAFECO Equity Portfolio Sub-Account. Change effective May 3,
     2004) merged with Pioneer Fund VCT Portfolio Sub-Account.
(h)  From inception, December 10, 2004 to December 31, 2004.
(i) Formerly Safeco Growth Opportunities RST Portfolio Sub-Account. Change effective December 10, 2004.

_____________________________________ SA-59 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                          VAN ECK
                             VAN ECK     WORLDWIDE     WELLS FARGO
                            WORLDWIDE   HARD ASSETS  ASSET ALLOCATION
                            BOND FUND      FUND            FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  ----------------
OPERATIONS:
  Net investment
   income................   $ 22,650     $    (236)    $    46,605
  Capital gains income...     --            --             190,243
  Net realized gain
   (loss) on security
   transactions..........      2,174        66,911           7,330
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (378)       30,365         197,550
                            --------     ---------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     24,446        97,040         441,728
                            --------     ---------     -----------
UNIT TRANSACTIONS:
  Purchases..............         90        --               2,585
  Net transfers..........     (3,673)     (198,569)        684,023
  Surrenders for benefit
   payments and fees.....    (31,840)      (57,676)     (1,094,159)
  Net annuity
   transactions..........     --            --            --
                            --------     ---------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (35,423)     (256,245)       (407,551)
                            --------     ---------     -----------
  Net increase (decrease)
   in net assets.........    (10,977)     (159,205)         34,177
NET ASSETS:
  Beginning of year......    290,817       478,043       6,095,976
                            --------     ---------     -----------
  End of year............   $279,840     $ 318,838     $ 6,130,153
                            ========     =========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                           WELLS FARGO    WELLS FARGO    WELLS FARGO                 WELLS FARGO    WELLS FARGO   WELLS FARGO
                           TOTAL RETURN  EQUITY INCOME  EQUITY VALUE   WELLS FARGO  INTERNATIONAL  LARGE COMPANY   SMALL CAP
                            BOND FUND        FUND            UND       GROWTH FUND   EQUITY FUND    GROWTH FUND   GROWTH FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  -------------  -----------  -------------  -------------  -----------
OPERATIONS:
  Net investment
   income................  $   373,012   $    108,759     $   3,184     $  (5,747)    $ (1,778)     $  (273,083)  $   (72,712)
  Capital gains income...    1,128,996        --            --             --           --              --            --
  Net realized gain
   (loss) on security
   transactions..........       90,489       (156,732)       11,946        14,674         (378)          42,758        76,390
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   (1,072,809)     4,120,476        74,987        15,379       14,380          515,692       616,645
                           -----------   ------------     ---------     ---------     --------      -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      519,688      4,072,503        90,117        24,306       12,224          285,367       620,323
                           -----------   ------------     ---------     ---------     --------      -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............       99,426        125,112       --             --               60          132,216        32,630
  Net transfers..........     (667,842)    (1,087,441)       91,811       (55,744)      75,868         (460,599)     (127,712)
  Surrenders for benefit
   payments and fees.....   (4,540,043)   (11,177,657)     (201,799)      (63,201)     (45,121)      (4,583,206)   (1,407,535)
  Net annuity
   transactions..........       (1,142)        10,516       --             --           --                5,604         2,497
                           -----------   ------------     ---------     ---------     --------      -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (5,109,601)   (12,129,470)     (109,988)     (118,945)      30,807       (4,905,985)   (1,500,120)
                           -----------   ------------     ---------     ---------     --------      -----------   -----------
  Net increase (decrease)
   in net assets.........   (4,589,913)    (8,056,967)      (19,871)      (94,639)      43,031       (4,620,618)     (879,797)
NET ASSETS:
  Beginning of year......   20,518,622     50,543,742       994,393       488,910      129,340       24,891,535     6,287,584
                           -----------   ------------     ---------     ---------     --------      -----------   -----------
  End of year............  $15,928,709   $ 42,486,775     $ 974,522     $ 394,271     $172,371      $20,270,917   $ 5,407,787
                           ===========   ============     =========     =========     ========      ===========   ===========

_____________________________________ SA-61 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

 1.  ORGANIZATION:

    Variable Account D (the "Account") is a separate investment account within Union Security Insurance Company and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. On April 1, 2001, Union Security Insurance Company entered into an agreement with Hartford Life and Annuity Insurance Company (the "Company") to co-insure the obligations of Union Security Insurance Company under the variable annuity contracts and to provide administration for the contracts. Effective September 6, 2005, Union Security Insurance Company changed its name from Fortis Benefits Insurance Company in connection with Assurant Inc.'s (the "Parent") initial public offering on February 5, 2004. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century VP Balanced Fund, American Century VP Capital Appreciation Fund, AIM V.I. International Growth Fund, AIM V.I. Premier Equity Fund, AllianceBernstein VPS International Portfolio, AllianceBernstein Money Market Portfolio, AllianceBernstein Large Cap Growth Portfolio, Federated American Leaders Fund II, Federated Capital Appreciation Fund II, Federated Equity Income Fund II, Federated Fund for U.S. Government Securities Fund II, Federated Mid Cap Growth Strategies Fund II, Federated High Income Bond Fund II, Federated International Equity Fund II, Federated Prime Money Fund II, Federated Quality Bond Fund II, Federated Capital Income Fund II, Gartmore GVIT Developing Markets Fund, Hartford Advisers HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Stock HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford SmallCap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, ING JPMorgan Emerging Markets Equity Portfolio, ING VP Natural Resources Trust, AIM V.I. Global Health Care Fund, AIM V.I. Technology Fund, AIM V.I. Core Stock Fund, MFS Emerging Growth Series, MFS High Income Series, MFS Strategic Income Series, Neuberger Berman AMT Limited Maturity Bond Portfolio, Neuberger Berman AMT Partners Portfolio, Pioneer Fund VCT Portfolio, Scudder International Portfolio, Pioneer Growth Opportunities VCT Portfolio, Van Eck Worldwide Bond Fund, Van Eck Worldwide Hard Assets Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, and Wells Fargo Advantage Discovery Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTION--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2005.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

_____________________________________ SA-62 ____________________________________

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

   f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.40% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 5.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 to $35 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                           PURCHASES      PROCEEDS
SUB-ACCOUNT                                 AT COST      FROM SALES
-----------                               ------------  ------------
American Century VP Balanced Fund.......  $    292,558  $    313,793
American Century VP Capital Appreciation
 Fund...................................       108,344       193,701
AIM V.I. International Growth Fund......       260,153     1,100,814
AIM V.I. Premier Equity Fund............       145,995     2,841,142
AllianceBernstein VPS International
 Portfolio..............................       743,814     1,131,211
AllianceBernstein Money Market
 Porfolio...............................     9,884,952    10,553,819
AllianceBernstein Large Cap Growth
 Portfolio..............................       570,548       857,402
Federated American Leaders Fund II......     1,572,488    10,623,828
Federated Capital Appreciation Fund
 II.....................................       720,700     2,296,097
Federated Equity Income Fund II.........     1,417,102     5,730,999
Federated Fund for U.S. Government
 Securities Fund II.....................       761,427     1,696,580
Federated Mid Cap Growth Strategies Fund
 II.....................................       915,920     5,424,512
Federated High Income Bond Fund II......     3,081,253     3,557,722
Federated International Equity Fund
 II.....................................       730,791     1,598,435
Federated Prime Money Fund II...........     1,402,570     2,820,787
Federated Quality Bond Fund II..........       525,504       524,972
Federated Capital Income Fund II........       779,154     1,143,751

_____________________________________ SA-63 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                           PURCHASES      PROCEEDS
SUB-ACCOUNT                                 AT COST      FROM SALES
-----------                               ------------  ------------
Gartmore GVIT Developing Markets Fund...  $    753,019  $    735,533
Hartford Advisers HLS Fund..............    21,096,925    62,196,302
Hartford Blue Chip Stock HLS Fund.......     1,121,914    23,475,653
Hartford Total Return Bond HLS Fund.....     8,454,562    15,276,857
Hartford Capital Appreciation HLS
 Fund...................................    15,225,035     8,447,726
Hartford Capital Opportunities HLS
 Fund...................................       503,167     2,178,208
Hartford Dividend and Growth HLS Fund...     2,916,839       112,914
Hartford Focus HLS Fund.................       147,477         1,910
Hartford Global Advisers HLS Fund.......         4,609             3
Hartford Global Leaders HLS Fund........     2,457,709    24,289,950
Hartford Disciplined Equity HLS Fund....     1,807,277    25,171,103
Hartford Growth HLS Fund................       657,065        50,207
Hartford Growth Opportunities HLS
 Fund...................................    23,648,394    63,080,651
Hartford High Yield HLS Fund............     3,962,151     8,875,403
Hartford Index HLS Fund.................     8,958,487    35,198,172
Hartford International Capital
 Appreciation HLS Fund..................     1,003,140        19,444
Hartford International Small Company HLS
 Fund...................................     1,268,649        52,961
Hartford International Opportunities HLS
 Fund...................................     3,437,999     3,559,736
Hartford International Stock HLS Fund...     2,244,834    10,467,478
Hartford LargeCap Growth HLS Fund.......     1,021,240     8,160,423
Hartford MidCap Stock HLS Fund..........     6,252,044     7,307,497
Hartford Money Market HLS Fund..........    20,393,347    22,631,498
Hartford Mortgage Securities HLS Fund...       115,836           769
Hartford SmallCap Value HLS Fund........    18,431,839    14,673,991
Hartford SmallCap Growth HLS Fund.......     9,739,776    25,744,503
Hartford Stock HLS Fund.................     1,608,653     3,820,864
Hartford U.S. Government Securities HLS
 Fund...................................     3,712,395    26,974,372
Hartford Value HLS Fund.................       400,208         7,031
Hartford Value Opportunities HLS Fund...     6,433,072    12,142,576
Hartford Equity Income HLS Fund.........       745,838        36,498
ING JPMorgan Emerging Markets Equity
 Portfolio..............................       518,718       604,491
ING VP Natural Resources Trust..........     2,800,280     2,068,551
AIM V.I. Global Health Care Fund........        76,400       438,927
AIM V.I. Technology Fund................       382,198     1,057,327
AIM V.I. Core Stock Fund................        92,633       536,705
Kelmoore Strategy Variable Eagle Fund...         9,713     2,310,233
Kelmoore Strategy Variable Fund.........         6,781     5,125,364
MFS Emerging Growth Series..............       246,972     1,799,347
MFS High Income Series..................       933,850     1,813,390
MFS Strategic Income Series.............        93,659        75,058
Neuberger Berman AMT Limited Maturity
 Bond Portfolio.........................       356,313       327,909
Neuberger Berman AMT Partners
 Portfolio..............................     1,006,238       941,935
Pioneer Fund VCT Portfolio..............        61,138       179,039
Scudder International Portfolio.........        61,364       426,990
Pioneer Growth Opportunities VCT
 Portfolio..............................       108,773     1,689,419
Van Eck Worldwide Bond Fund.............        64,799        68,159
Van Eck Worldwide Hard Assets Fund......     4,091,308     3,568,355
Wells Fargo Advantage Asset Allocation
 Fund...................................       658,929     2,115,153
Wells Fargo Advantage Total Return Bond
 Fund...................................       887,285     3,384,396

_____________________________________ SA-64 ____________________________________

                                           PURCHASES      PROCEEDS
SUB-ACCOUNT                                 AT COST      FROM SALES
-----------                               ------------  ------------
Wells Fargo Advantage Equity Income
 Fund...................................  $    617,524  $ 11,169,451
Wells Fargo Advantage C&B Large Cap
 Value Fund.............................       170,385       177,781
Wells Fargo Advantage Large Company Core
 Fund...................................        82,065       140,855
Wells Fargo Advantage International Core
 Fund...................................        95,986       140,287
Wells Fargo Advantage Large Company
 Growth Fund............................       168,228     5,754,215
Wells Fargo Advantage Small Cap Growth
 Fund...................................        46,551     1,546,000
Wells Fargo Advantage Discovery Fund....       846,253     1,012,427
                                          ------------  ------------
                                          $206,921,116  $505,571,562
                                          ============  ============

 5.  CHANGES IN UNITS OUTSTANDING****

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                                                   NET INCREASE
SUB-ACCOUNT                          UNITS ISSUED  UNITS REDEEMED   (DECREASE)
-----------                          ------------  --------------  -------------
American Century VP Balanced
 Fund..............................       14,205         17,538          (3,333)
American Century VP Capital
 Appreciation Fund.................        8,651         15,682          (7,031)
AIM V.I. International Growth
 Fund..............................       22,883         99,819         (76,936)
AIM V.I. Premier Equity Fund.......        9,465        290,510        (281,045)
AllianceBernstein International
 Research Growth Portfolio.........       50,297         77,924         (27,627)
AllianceBernstein Money Market
 Porfolio..........................      740,112        802,006         (61,894)
AllianceBernstein Large Cap Growth
 Portfolio.........................       26,757         42,612         (15,855)
Federated American Leaders Fund
 II................................       48,088        889,301        (841,213)
Federated Capital Appreciation Fund
 II................................      113,809        396,234        (282,425)
Federated Equity Income Fund II....       61,810        538,894        (477,084)
Federated Fund for U.S. Government
 Securities Fund II................       39,136        121,867         (82,731)
Federated Mid Cap Growth Strategies
 Fund II...........................       77,528        417,649        (340,121)
Federated High Income Bond Fund
 II................................      145,654        252,255        (106,601)
Federated International Equity Fund
 II................................       72,226        145,829         (73,603)
Federated Prime Money Fund II......      117,892        251,735        (133,843)
Federated Quality Bond Fund II.....       31,259         38,194          (6,935)
Federated Capital Income Fund II...       67,558        140,655         (73,097)
Gartmore GVIT Developing Markets
 Fund..............................       43,323         55,070         (11,747)
Hartford Advisers HLS Fund.........      112,744     15,414,682     (15,301,938)
Hartford Blue Chip Stock HLS
 Fund..............................       33,240      1,363,679      (1,330,439)
Hartford Total Return Bond HLS
 Fund..............................      710,863      4,781,907      (4,071,044)
Hartford Capital Appreciation HLS
 Fund..............................    5,650,757      4,738,612         912,145
Hartford Capital Opportunities HLS
 Fund..............................       82,491        337,981        (255,490)
Hartford Dividend and Growth HLS
 Fund..............................    2,073,886         80,067       1,993,819
Hartford Focus HLS Fund............      141,456          1,521         139,935
Hartford Global Advisers HLS
 Fund..............................        3,808        --                3,808
Hartford Global Leaders HLS Fund...      109,764      1,065,351        (955,587)
Hartford Disciplined Equity HLS
 Fund..............................       57,483      1,205,821      (1,148,338)
Hartford Growth HLS Fund...........      523,377         39,120         484,257
Hartford Growth Opportunities HLS
 Fund..............................      286,896      9,865,810      (9,578,914)
Hartford High Yield HLS Fund.......      181,917        657,834        (475,917)
Hartford Index HLS Fund............      158,378      2,001,489      (1,843,111)
Hartford International Capital
 Appreciation HLS Fund.............      784,115         13,846         770,269
Hartford International Small
 Company HLS Fund..................      711,989         31,537         680,452
Hartford International
 Opportunities HLS Fund............    2,239,030      2,079,728         159,302

_____________________________________ SA-65 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                   NET INCREASE
SUB-ACCOUNT                          UNITS ISSUED  UNITS REDEEMED   (DECREASE)
-----------                          ------------  --------------  -------------
Hartford International Stock HLS
 Fund..............................      128,433        651,342        (522,909)
Hartford LargeCap Growth HLS
 Fund..............................      100,051        908,335        (808,284)
Hartford MidCap Stock HLS Fund.....       81,264        525,912        (444,648)
Hartford Money Market HLS Fund.....    9,988,738      9,805,587         183,151
Hartford Mortgage Securities HLS
 Fund..............................       86,076            225          85,851
Hartford SmallCap Value HLS Fund...      101,636        668,309        (566,673)
Hartford SmallCap Growth HLS
 Fund..............................       74,161      1,031,698        (957,537)
Hartford Stock HLS Fund............    1,061,238      2,746,900      (1,685,662)
Hartford U.S. Government Securities
 HLS Fund..........................       76,196      1,330,818      (1,254,622)
Hartford Value HLS Fund............      362,129          4,990         357,139
Hartford Value Opportunities HLS
 Fund..............................      212,275        565,784        (353,509)
Hartford Equity Income HLS Fund....      625,201         29,085         596,116
ING JPMorgan Emerging Markets
 Equity Portfolio..................       22,995          1,211          21,784
ING VP Natural Resources Trust.....      132,199         96,359          35,840
AIM V.I. Global Health Care Fund...        4,091         23,243         (19,152)
AIM V.I. Technology Fund...........       32,759         90,193         (57,434)
AIM V.I. Core Stock Fund...........        5,871         35,465         (29,594)
Kelmoore Strategy Variable Eagle
 Fund..............................        2,256        414,983        (412,727)
Kelmoore Strategy Variable Fund....        1,249        562,114        (560,865)
MFS Emerging Growth Series.........       17,726        169,721        (151,995)
MFS High Income Series.............       41,850        141,902        (100,052)
MFS Strategic Income Series........        5,217          5,043             174
Neuberger Berman AMT Limited
 Maturity Bond Fund................       24,783         24,098             685
Neuberger Berman AMT Partners
 Portfolio.........................       57,166         53,671           3,495
Pioneer Fund VCT Portfolio.........        4,684         17,341         (12,657)
Scudder International Portfolio....        1,930         25,442         (23,512)
Pioneer Growth Opportunities VCT
 Portfolio.........................        5,864         88,645         (82,781)
Van Eck Worldwide Bond Fund........        2,891          4,307          (1,416)
Van Eck Worldwide Hard Assets
 Fund..............................      238,805        203,083          35,722
Wells Fargo Advantage Asset
 Allocation Fund...................       42,115        192,376        (150,261)
Wells Fargo Advantage Total Return
 Bond Fund.........................       18,400        187,093        (168,693)
Wells Fargo Advantage Equity Income
 Fund..............................        8,215        611,227        (603,012)
Wells Fargo Advantage C&B Large Cap
 Value Fund........................       17,091         17,262            (171)
Wells Fargo Advantage Large Company
 Core Fund.........................       11,986         20,210          (8,224)
Wells Fargo Advantage International
 Core Fund.........................       11,264         17,576          (6,312)
Wells Fargo Advantage Large Company
 Growth Fund.......................        9,753        332,758        (323,005)
Wells Fargo Advantage Small Cap
 Growth Fund.......................        4,217        125,504        (121,287)
Wells Fargo Advantage Discovery
 Fund..............................       43,858         10,123          33,735

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                        UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED     (DECREASE)
-----------                          -----------  -----------  ------------
American Century VP Balanced
 Fund..............................       14,464       23,192       (8,728)
American Century VP Capital
 Appreciation Fund.................       25,396       36,131      (10,735)
AIM V.I. International Growth
 Fund..............................       19,526       61,709      (42,183)
AIM V.I. Premier Equity Fund.......       18,375      350,993     (332,618)
AllianceBernstein VPS International
 Portfolio.........................      225,741      244,971      (19,230)
AllianceBernstein Money Market
 Portfolio.........................      589,901      816,789     (226,888)
AllianceBernstein Premier Growth
 Portfolio.........................        9,606       30,926      (21,320)

_____________________________________ SA-66 ____________________________________

                                        UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED     (DECREASE)
-----------                          -----------  -----------  ------------
Federated American Leaders Fund
 II................................      111,515      702,717     (591,202)
Federated Capital Appreciation Fund
 II................................      226,260      204,513       21,747
Federated Equity Income Fund II....       92,891      420,182     (327,291)
Federated Fund for U.S. Government
 Securities Fund II................       18,021      172,316     (154,295)
Federated Mid Cap Growth Strategies
 Fund II...........................       87,611      342,033     (254,422)
Federated High Income Bond Fund
 II................................      195,385      395,803     (200,418)
Federated International Equity Fund
 II................................       50,030      133,152      (83,122)
Federated Prime Money Fund II......      320,335      266,482       53,853
Federated Quality Bond Fund II.....       46,580       53,503       (6,923)
Federated Capital Income Fund II...       70,881       88,716      (17,835)
Gartmore GVIT Developing Markets
 Fund..............................       39,560       86,550      (46,990)
Hartford Advisers HLS Fund.........      423,608   13,122,760  (12,699,152)
Hartford Blue Chip Stock HLS
 Fund..............................       85,700    1,356,711   (1,271,011)
Hartford Bond HLS Fund.............    7,430,729    7,355,797       74,932
Hartford Capital Appreciation HLS
 Fund..............................   12,527,440    1,415,045   11,112,395
Hartford Capital Opportunities HLS
 Fund..............................      114,275      430,636     (316,361)
Hartford Global Leaders HLS Fund...      218,712      920,895     (702,183)
Hartford Disciplined Equity HLS
 Fund..............................      107,241    1,072,841     (965,600)
Hartford Growth Opportunities HLS
 Fund..............................      246,456   10,133,783   (9,887,327)
Hartford High Yield HLS Fund.......      381,756      903,725     (521,969)
Hartford Index HLS Fund............      343,253    2,029,593   (1,686,340)
Hartford International
 Opportunities HLS Fund............    1,664,032    2,317,675     (653,643)
Hartford International Stock HLS
 Fund..............................       42,718      674,560     (631,842)
Hartford LargeCap Growth HLS
 Fund..............................      157,312      797,974     (640,662)
Hartford MidCap Stock HLS Fund.....      205,390      492,527     (287,137)
Hartford Money Market HLS Fund.....    7,515,235   15,174,304   (7,659,069)
Hartford SmallCap Value HLS Fund...      167,412      636,214     (468,802)
Hartford SmallCap Growth HLS
 Fund..............................      152,026    1,037,172     (885,146)
Hartford Stock HLS Fund............    2,596,178    1,611,394      984,784
Hartford U.S. Government Securities
 HLS Fund..........................      131,732    2,030,627   (1,898,895)
Hartford Value Opportunities HLS
 Fund..............................      181,935      662,750     (480,815)
ING VP Emerging Markets Fund.......       46,923       38,423        8,500
ING VP Natural Resources Trust.....       25,308       21,156        4,152
AIM V.I. Health Sciences Fund......       44,231       65,304      (21,073)
AIM V.I. Technology Fund...........       73,260      105,123      (31,863)
AIM V.I. Core Stock Fund...........        3,578       41,041      (37,463)
Kelmoore Strategy Variable Eagle
 Fund..............................        7,221       57,838      (50,617)
Kelmoore Strategy Variable Fund....        3,279      108,278     (104,999)
MFS Emerging Growth Series.........       20,798      198,675     (177,877)
MFS High Income Series.............       40,989      131,106      (90,117)
MFS Strategic Income Series........        9,474        2,331        7,143
Neuberger Berman AMT Limited
 Maturity Bond Portfolio...........       13,474       23,375       (9,901)
Neuberger Berman AMT Partners
 Portfolio.........................       41,815       19,739       22,076
Pioneer Fund VCT Portfolio.........      117,662           96      117,566
Scudder International Portfolio....        1,594       25,067      (23,473)
Pioneer Growth Opportunities VCT
 Portfolio.........................      172,421       97,513       74,908
The Strong Mid Cap Growth Fund
 II................................       61,847       52,213        9,634
Van Eck Worldwide Bond Fund........        4,058        6,314       (2,256)
Van Eck Worldwide Hard Assets
 Fund..............................       85,432      105,051      (19,619)

_____________________________________ SA-67 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                        UNITS        UNITS     NET INCREASE
SUB-ACCOUNT                            ISSUED      REDEEMED     (DECREASE)
-----------                          -----------  -----------  ------------
Wells Fargo Asset Allocation
 Fund..............................      117,634      159,098      (41,464)
Wells Fargo Total Return Bond
 Fund..............................       34,925      339,359     (304,434)
Wells Fargo Equity Income Fund.....       13,440      757,621     (744,181)
Wells Fargo Equity Value Fund......       20,502       32,473      (11,971)
Wells Fargo Growth Fund............       10,790       28,868      (18,078)
Wells Fargo International Equity
 Fund..............................       17,412       13,265        4,147
Wells Fargo Large Company Growth
 Fund..............................       10,420      305,981     (295,561)
Wells Fargo Small Cap Growth
 Fund..............................       14,574      147,878     (133,304)

**** During 2005, the Company is disclosing the changes in units outstanding rather than the shares outstanding presented in prior periods.

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
AMERICAN CENTURY VP BALANCED FUND
  2005  Lowest contract charges        132,976   $18.115408    $  2,408,927     0.45%          1.81%          4.46%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        136,309    17.341349       2,363,781     0.45%          1.62%          9.29%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        145,037    15.867981       2,301,440     0.45%          2.49%         18.92%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        111,322    13.343030       1,485,367     0.26%       --               (9.96)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        129,088    14.819239       1,912,984     0.45%          5.19%         (4.12)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
  2005  Lowest contract charges         40,290    13.679562         551,143     0.45%       --               21.52%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         47,321    11.257483         532,711     0.45%       --                7.10%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         58,056    10.511068         610,227     0.45%       --               19.93%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         58,776     8.764090         515,122     0.22%       --              (21.55)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         93,352    11.172198       1,042,948     0.45%         34.34%        (28.80)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-68 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
AIM V.I. INTERNATIONAL GROWTH FUND
  2005  Lowest contract charges        226,965   $12.291143    $  2,789,668     1.40%          0.62%         16.29%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        303,901    10.569460       3,212,070     1.40%          0.63%         22.28%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        346,084     8.643478       2,991,371     1.40%          0.53%         27.27%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        426,295     6.791448       2,895,163     0.78%          0.54%        (16.85)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        523,753     8.167428       4,277,716     1.35%          2.35%        (24.65)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
AIM V.I. PREMIER EQUITY FUND
  2005  Lowest contract charges        768,825     9.862356       7,582,426     1.40%          0.77%          4.19%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges      1,049,870     9.466085       9,938,158     1.40%          0.42%          4.30%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,382,488     9.075679      12,547,020     1.40%          0.30%         23.34%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,614,027     7.358154      11,876,257     0.73%          0.30%        (31.23)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      2,078,312    10.699617      22,237,137     1.35%          1.85%        (13.82)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
ALLIANCEBERNSTEIN VPS INTERNATIONAL PORTFOLIO
  2005  Lowest contract charges        113,053    16.047664       1,814,235     0.45%          0.47%         18.63%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        140,680    13.527539       1,903,059     0.45%          0.28%         17.09%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        159,910    11.553105       1,847,454     0.45%          0.15%         31.00%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        152,267     8.818909       1,342,830     0.23%          0.06%        (15.66)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        121,233    10.455866       1,267,593     0.45%          5.34%        (22.80)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-69 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
ALLIANCEBERNSTEIN MONEY MARKET PORTFOLIO
  2005  Lowest contract charges        558,828   $13.240331    $  7,399,073     0.45%          2.28%          1.87%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        620,722    12.997379       8,067,760     0.45%          0.67%          0.26%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        847,610    12.964253      10,988,632     0.45%          0.55%          0.08%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,293,123    12.953735      16,750,773     0.26%          0.61%          0.66%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      1,983,265    12.869044      25,522,722     0.45%          3.38%          3.11%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO
  2005  Lowest contract charges        127,747    22.006170       2,811,231     0.45%       --               14.63%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        143,602    19.197835       2,756,847     0.45%       --                8.13%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        164,922    17.754168       2,928,055     0.45%       --               23.11%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        236,157    14.421067       3,405,631     0.23%       --              (30.96)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        329,053    20.886728       6,872,849     0.45%          5.32%        (17.63)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
FEDERATED AMERICAN LEADERS FUND II
  2005  Lowest contract charges        130,977    20.944422       2,743,242     0.45%          1.53%          4.55%
        Highest contract charges     3,388,522    11.140134      37,748,586     1.40%          1.56%          3.56%
        Remaining contract
        charges                      2,479,803      --           28,014,876     --          --             --
  2004  Lowest contract charges        146,204    20.032799       2,928,880     0.45%          1.43%          9.29%
        Highest contract charges     3,944,848    10.756941      42,434,493     1.40%          1.43%          8.25%
        Remaining contract
        charges                      2,749,463      --           29,932,904     --          --             --
  2003  Lowest contract charges        132,395    18.330567       2,426,882     0.45%          1.56%        (27.12)%
        Highest contract charges     4,311,023     9.936830      42,837,907     1.40%          1.53%        (25.92)%
        Remaining contract
        charges                      2,988,299      --           29,992,736     --          --             --
  2002  Lowest contract charges        157,737    14.419885       2,274,553     0.27%       --              (20.57)%
        Highest contract charges     4,547,855     7.891418      35,889,027     1.40%       --              (21.33)%
        Remaining contract
        charges                      3,093,651      --           24,609,494     --          --             --
  2001  Lowest contract charges        221,592    18.155123       4,023,031     0.45%          1.91%         (4.68)%
        Highest contract charges     4,717,012    10.030588      47,314,404     1.40%          1.91%         (5.59)%
        Remaining contract
        charges                      3,103,719      --           31,319,462     --          --             --

_____________________________________ SA-70 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
FEDERATED CAPITAL APPRECIATION FUND II
  2005  Lowest contract charges        996,778   $ 5.622008    $  5,603,897     1.20%          1.06%          0.70%
        Highest contract charges       883,578     5.560001       4,912,692     1.40%          1.09%          0.50%
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges      1,104,810     5.583004       6,168,161     1.20%          0.57%          6.11%
        Highest contract charges     1,057,971     5.532476       5,853,198     1.40%          0.57%          5.90%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,057,063     5.261325       5,561,551     1.20%          0.48%         22.44%
        Highest contract charges     1,083,971     5.224154       5,662,831     1.40%          0.49%         22.19%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        993,913     4.297109       4,270,954     0.75%       --              (23.88)%
        Highest contract charges     1,044,760     4.275285       4,466,645     0.87%       --              (24.03)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        629,588     5.644953       3,553,992     1.20%       --              (25.93)%
        Highest contract charges       620,042     5.627546       3,489,312     1.40%       --              (26.08)%
        Remaining contract
        charges                        --           --             --           --          --             --
FEDERATED EQUITY INCOME FUND II
  2005  Lowest contract charges      1,553,928    10.143408      15,762,122     1.20%          2.18%          2.10%
        Highest contract charges     2,240,187    10.002352      22,407,135     1.40%          2.21%          1.90%
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges      1,730,420     9.934519      17,190,888     1.20%          1.94%         11.50%
        Highest contract charges     2,540,778     9.815964      24,940,184     1.40%          1.94%         11.27%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,862,987     8.910321      16,599,815     1.20%          1.91%         25.75%
        Highest contract charges     2,735,502     8.821593      24,131,483     1.40%          1.93%         25.50%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,960,650     7.085521      13,892,226     0.66%       --              (21.69)%
        Highest contract charges     2,934,252     7.029008      20,624,883     0.77%       --              (21.84)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      2,167,193     9.047699      19,608,106     1.20%          1.91%        (12.08)%
        Highest contract charges     3,390,314     8.993550      30,490,958     1.40%          1.91%        (12.26)%
        Remaining contract
        charges                        --           --             --           --          --             --
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES FUND II
  2005  Lowest contract charges        129,009    15.489364       1,998,260     0.45%          3.89%          1.57%
        Highest contract charges       181,904    12.645277       2,300,222     1.40%          4.26%          0.61%
        Remaining contract
        charges                         71,607      --              918,254     --          --             --
  2004  Lowest contract charges        152,016    15.249995       2,318,236     0.45%          4.83%          3.15%
        Highest contract charges       228,963    12.568714       2,877,767     1.40%          4.66%          2.17%
        Remaining contract
        charges                         84,272      --            1,071,974     --          --             --
  2003  Lowest contract charges        218,033    14.785029       3,223,631     0.45%          3.82%          1.91%
        Highest contract charges       288,773    12.301795       3,552,431     1.40%          3.93%          0.94%
        Remaining contract
        charges                        112,740      --            1,400,848     --          --             --
  2002  Lowest contract charges        248,397    14.508435       3,603,851     0.31%       --                8.56%
        Highest contract charges       402,331    12.186867       4,903,160     0.97%       --                7.53%
        Remaining contract
        charges                        244,061      --            2,998,240     --          --             --
  2001  Lowest contract charges        455,238    13.364468       6,084,009     0.45%          4.17%          6.55%
        Highest contract charges       327,833    11.333145       3,715,375     1.40%          4.17%          5.54%
        Remaining contract
        charges                        129,337      --            1,474,631     --          --             --

_____________________________________ SA-71 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
FEDERATED MID CAP GROWTH STRATEGIES FUND II
  2005  Lowest contract charges      1,100,441   $13.324110    $ 14,662,392     1.20%       --               11.36%
        Highest contract charges     1,166,804    13.138799      15,330,402     1.40%       --               11.14%
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges      1,236,948    11.965024      14,800,118     1.20%       --               14.06%
        Highest contract charges     1,370,418    11.822225      16,201,391     1.40%       --               13.83%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,355,032    10.490545      14,215,021     1.20%       --               38.41%
        Highest contract charges     1,506,756    10.386085      15,649,302     1.40%       --               38.13%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,495,715     7.579457      11,336,709     0.64%       --              (27.23)%
        Highest contract charges     1,691,106     7.518986      12,715,403     0.74%       --              (27.37)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      1,834,415    10.415015      19,105,464     1.20%          1.60%        (23.33)%
        Highest contract charges     2,135,120    10.352671      22,104,190     1.40%          1.60%        (23.49)%
        Remaining contract
        charges                        --           --             --           --          --             --
FEDERATED HIGH INCOME BOND FUND II
  2005  Lowest contract charges         74,347    16.333150       1,214,316     0.45%          6.54%          2.20%
        Highest contract charges       481,997    11.993966       5,781,051     1.40%          8.54%          1.23%
        Remaining contract
        charges                        291,168      --            3,541,508     --          --             --
  2004  Lowest contract charges         67,886    15.982268       1,084,972     0.46%          9.14%          9.96%
        Highest contract charges       567,350    11.848303       6,722,136     1.40%          7.15%          8.93%
        Remaining contract
        charges                        318,877      --            3,823,771     --          --             --
  2003  Lowest contract charges        168,279    14.534031       2,445,776     0.45%          7.35%         21.67%
        Highest contract charges       637,399    10.877466       6,933,285     1.40%          7.34%         20.52%
        Remaining contract
        charges                        348,853      --            3,832,796     --          --             --
  2002  Lowest contract charges        164,850    11.945703       1,969,243     0.30%       --                0.95%
        Highest contract charges       670,423     9.025608       6,050,979     0.94%       --               (0.01)%
        Remaining contract
        charges                        347,006      --            3,157,116     --          --             --
  2001  Lowest contract charges        124,260    11.833851       1,470,477     0.45%         10.44%          0.86%
        Highest contract charges       719,764     9.026496       6,496,943     1.40%         10.44%         (0.10)%
        Remaining contract
        charges                        335,876      --            3,050,039     --          --             --
FEDERATED INTERNATIONAL EQUITY FUND II
  2005  Lowest contract charges        492,358    11.271775       5,549,745     1.20%       --                7.78%
        Highest contract charges       483,303    11.115046       5,371,937     1.40%       --                7.56%
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        516,622    10.458453       5,403,068     1.20%       --               12.70%
        Highest contract charges       532,642    10.333657       5,504,140     1.40%       --               12.48%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        546,883     9.279550       5,074,824     1.20%       --               30.28%
        Highest contract charges       585,503     9.187158       5,379,104     1.40%       --               30.02%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        603,310     7.122571       4,297,116     0.65%       --              (23.68)%
        Highest contract charges       683,932     7.065757       4,832,501     0.76%       --              (23.83)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        768,142     9.332704       7,168,845     1.20%         13.37%        (30.42)%
        Highest contract charges       879,275     9.276837       8,156,895     1.40%         13.37%        (30.56)%
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-72 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
FEDERATED PRIME MONEY FUND II
  2005  Lowest contract charges        152,157   $11.175527    $  1,700,433     1.20%          2.60%          1.48%
        Highest contract charges           134     7.787710           1,043     1.31%          2.72%          1.27%
        Remaining contract
        charges                        178,501      --            1,965,730     --          --             --
  2004  Lowest contract charges        227,104    11.012982       2,501,094     1.20%          0.80%         (0.39)%
        Highest contract charges           114     7.689805             880     1.39%          0.62%         (0.59)%
        Remaining contract
        charges                        237,417      --            2,583,335     --          --             --
  2003  Lowest contract charges        210,052    11.056185       2,322,370     1.21%          0.69%         (0.52)%
        Highest contract charges           642     7.735429           4,965     1.40%          0.66%         (0.71)%
        Remaining contract
        charges                        200,088      --            2,166,289     --          --             --
  2002  Lowest contract charges        245,427    11.113480       2,727,545     1.11%          1.20%         16.71%
        Highest contract charges           451     7.791086           3,517     1.33%       --              (17.75)%
        Remaining contract
        charges                        230,892      --            2,516,200     --          --             --
  2001  Lowest contract charges        162,068    11.088059       1,797,025     1.20%          4.58%          2.50%
        Highest contract charges       231,034    11.021733       2,549,375     1.40%          4.58%          2.29%
        Remaining contract
        charges                        --           --             --           --          --             --
FEDERATED QUALITY BOND FUND II
  2005  Lowest contract charges         90,948    13.013188       1,183,528     1.20%          3.71%          0.12%
        Highest contract charges       123,178    12.869811       1,585,280     1.40%          3.88%         (0.09)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         88,841    12.998296       1,154,786     1.20%          4.12%          2.38%
        Highest contract charges       132,220    12.880819       1,703,104     1.40%          4.10%          2.18%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         92,693    12.695606       1,176,791     1.20%          3.58%          3.40%
        Highest contract charges       135,291    12.606066       1,705,490     1.40%          3.54%          3.19%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        110,351    12.278394       1,354,936     0.80%       --                8.01%
        Highest contract charges       149,920    12.216190       1,831,456     0.94%       --                7.79%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         72,713    11.368291         826,616     1.20%          1.51%          6.72%
        Highest contract charges        88,666    11.333361       1,004,889     1.40%          1.51%          6.51%
        Remaining contract
        charges                        --           --             --           --          --             --
FEDERATED CAPITAL INCOME FUND II
  2005  Lowest contract charges          4,686    12.774966          59,860     0.45%          6.71%          5.81%
        Highest contract charges       412,570     7.790665       3,214,192     1.40%          5.26%          4.81%
        Remaining contract
        charges                        232,288      --            1,835,203     --          --             --
  2004  Lowest contract charges          9,773    12.073866         117,997     0.45%          5.42%          9.51%
        Highest contract charges       479,417     7.433366       3,563,684     1.40%          4.37%          8.47%
        Remaining contract
        charges                        233,451      --            1,756,292     --          --             --
  2003  Lowest contract charges         19,098    11.025674         210,573     0.45%          6.93%         20.13%
        Highest contract charges       489,360     6.852814       3,353,492     1.40%          6.59%         19.00%
        Remaining contract
        charges                        232,018      --            1,605,966     --          --             --
  2002  Lowest contract charges         27,425     9.178114         251,709     0.25%       --              (24.25)%
        Highest contract charges       545,226     5.758902       3,139,901     0.78%       --              (24.97)%
        Remaining contract
        charges                        247,025      --            1,434,028     --          --             --
  2001  Lowest contract charges         38,878    12.116197         471,048     0.45%          3.61%        (14.16)%
        Highest contract charges       652,755     7.675148       5,009,988     1.40%          3.61%        (14.98)%
        Remaining contract
        charges                        308,116      --            2,379,077     --          --             --

_____________________________________ SA-73 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
GARTMORE GVIT DEVELOPING MARKETS FUND
  2005  Lowest contract charges         75,324   $15.794105    $  1,189,682     0.45%          0.54%         30.93%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         87,071    12.063325       1,050,371     0.45%          0.52%         19.26%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        134,061    10.115487       1,356,089     0.45%          0.05%         58.98%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
HARTFORD ADVISERS HLS FUND
  2005  Lowest contract charges        191,094    12.509909       2,390,564     1.25%          2.98%          5.90%
        Highest contract charges     1,793,291    11.033579      19,786,416     1.85%          3.13%          5.27%
        Remaining contract
        charges                     54,137,427      --          204,916,223     --          --             --
  2004  Lowest contract charges        265,796    11.812513       3,139,720     1.25%          1.91%          2.46%
        Highest contract charges     2,150,289    10.481179      22,537,561     1.85%          2.01%          1.84%
        Remaining contract
        charges                     69,007,665      --          246,887,070     --          --             --
  2003  Lowest contract charges        351,906    11.529453       4,057,287     1.25%          2.26%         17.02%
        Highest contract charges     2,409,529    10.291601      24,797,909     1.85%          2.43%         16.32%
        Remaining contract
        charges                     81,361,467      --          284,394,858     --          --             --
  2002  Lowest contract charges        486,552     9.852516       4,793,766     0.70%          3.07%        (15.95)%
        Highest contract charges     2,525,096     8.847599      22,341,034     1.04%          2.90%        (16.46)%
        Remaining contract
        charges                     94,026,782      --          281,142,240     --          --             --
  2001  Lowest contract charges        728,837    11.722866       8,544,058     1.25%         11.73%         (8.04)%
        Highest contract charges     2,364,104    10.590650      25,037,398     1.85%         11.73%         (8.60)%
        Remaining contract
        charges                    122,798,944      --          437,312,823     --          --             --
HARTFORD BLUE CHIP STOCK HLS FUND
  2005  Lowest contract charges        159,437    11.362406       1,811,590     1.25%          0.79%          4.53%
        Highest contract charges     1,078,249     9.766594      10,530,824     1.85%          0.81%          3.91%
        Remaining contract
        charges                      4,319,639      --           80,821,465     --          --             --
  2004  Lowest contract charges        213,094    10.869698       2,316,270     1.25%          0.20%          7.55%
        Highest contract charges     1,242,395     9.399323      11,677,669     1.85%          0.20%          6.91%
        Remaining contract
        charges                      5,432,275      --           97,329,102     --          --             --
  2003  Lowest contract charges        290,534    10.106692       2,936,339     1.25%          0.03%         27.69%
        Highest contract charges     1,354,533     8.792113      11,909,205     1.85%          0.04%         26.93%
        Remaining contract
        charges                      6,513,708      --          108,621,283     --          --             --
  2002  Lowest contract charges        372,972     7.914933       2,952,049     0.68%       --              (25.34)%
        Highest contract charges     1,470,287     6.926832      10,184,430     1.01%       --              (25.78)%
        Remaining contract
        charges                      7,487,321      --           97,877,954     --          --             --
  2001  Lowest contract charges        530,321    10.600670       5,621,754     1.25%       --              (15.49)%
        Highest contract charges     1,378,018     9.333245      12,681,380     1.85%       --              (16.00)%
        Remaining contract
        charges                      9,324,745      --          163,424,964     --          --             --

_____________________________________ SA-74 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
HARTFORD TOTAL RETURN BOND HLS FUND
  2005  Lowest contract charges         16,097   $ 1.458910    $     23,484     1.04%         85.43%          0.51%
        Highest contract charges       765,218    13.088035      10,015,202     1.85%          7.20%          0.57%
        Remaining contract
        charges                     22,152,774      --           60,686,289     --          --             --
  2004  Lowest contract charges        118,087    13.402785       1,582,690     1.25%          5.10%          3.33%
        Highest contract charges       825,664    13.013733      10,744,975     1.85%          5.67%          2.71%
        Remaining contract
        charges                     26,061,382      --           69,320,361     --          --             --
  2003  Lowest contract charges        111,698    12.971546       1,448,897     1.26%          3.81%          6.51%
        Highest contract charges       381,584    12.670795       4,834,974     1.85%          4.33%          5.87%
        Remaining contract
        charges                     26,436,919      --           68,124,847     --          --             --
  2002  Lowest contract charges        153,412    12.179130       1,868,425     0.89%          4.76%          8.75%
        Highest contract charges       425,861    11.968304       5,096,839     1.31%          3.93%          8.10%
        Remaining contract
        charges                     32,034,964      --           77,584,807     --          --             --
  2001  Lowest contract charges        155,573    11.198762       1,742,219     1.25%          7.77%          5.36%
        Highest contract charges       263,903    11.071166       2,921,717     1.85%          7.77%          4.72%
        Remaining contract
        charges                     34,033,056      --           75,865,605     --          --             --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2005  Lowest contract charges        947,049     1.894130       1,793,833     1.25%          0.93%         14.11%
        Highest contract charges     3,813,074     1.861174       7,096,793     1.84%          0.94%         13.43%
        Remaining contract
        charges                     17,658,137      --           33,349,265     --          --             --
  2004  Lowest contract charges        947,266     1.659901       1,572,368     1.25%          0.44%         17.88%
        Highest contract charges     3,551,278     1.640824       5,827,023     1.84%          0.42%         17.18%
        Remaining contract
        charges                     17,007,571      --           28,176,681     --          --             --
  2003  Lowest contract charges        482,547     1.408094         679,472     1.15%          1.29%         40.81%
        Highest contract charges     2,152,457     1.400278       3,014,038     1.70%          1.35%         40.03%
        Remaining contract
        charges                      7,758,716      --           10,914,923     --          --             --
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
  2005  Lowest contract charges         23,413     6.247196         146,265     1.25%          0.38%         (1.47)%
        Highest contract charges       641,424     6.038214       3,873,058     1.85%          0.38%         (2.05)%
        Remaining contract
        charges                        835,509      --            5,190,042
  2004  Lowest contract charges         27,548     6.340055         174,658     1.25%          0.33%          8.57%
        Highest contract charges       727,825     6.164861       4,486,938     1.85%          0.40%          7.92%
        Remaining contract
        charges                      1,000,463      --            6,313,397     --          --             --
  2003  Lowest contract charges         54,141     5.839701         316,165     1.25%          0.37%         25.80%
        Highest contract charges       821,300     5.712505       4,691,678     1.85%          0.35%         25.05%
        Remaining contract
        charges                      1,196,756      --            6,963,053     --          --             --
  2002  Lowest contract charges         56,380     4.641965         261,713     0.69%       --              (29.73)%
        Highest contract charges       930,914     4.568148       4,252,553     1.02%       --              (30.16)%
        Remaining contract
        charges                      1,356,092      --            6,278,103     --          --             --
  2001  Lowest contract charges         61,945     6.606241         409,227     1.25%       --              (24.59)%
        Highest contract charges     1,020,207     6.540416       5,267,857     1.85%       --              (25.04)%
        Remaining contract
        charges                      1,644,544      --           10,846,112     --          --             --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2005  Lowest contract charges         70,355     1.372786          96,583     1.08%         32.35%         (0.56)%
        Highest contract charges       485,540     1.293634         628,111     1.82%          5.04%          4.48%
        Remaining contract
        charges                      1,437,924      --            2,033,120

_____________________________________ SA-75 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
HARTFORD FOCUS HLS FUND
  2005  Lowest contract charges         12,577   $ 1.075524    $     13,526     1.20%          1.24%          8.33%
        Highest contract charges        13,611     1.045797          14,235     1.81%          3.95%          8.02%
        Remaining contract
        charges                        113,747      --              121,969     --          --             --
HARTFORD GLOBAL ADVISERS HLS FUND
  2005  Lowest contract charges          2,797     1.191716           3,334     1.11%         37.86%          0.51%
        Highest contract charges         1,011     1.183579           1,197     1.11%         29.26%          5.40%
        Remaining contract
        charges                        --           --             --           --          --             --
HARTFORD GLOBAL LEADERS HLS FUND
  2005  Lowest contract charges          1,424    11.520690          16,405     1.08%         11.70%          0.54%
        Highest contract charges       977,829    10.346183      10,116,803     1.85%          0.78%          0.71%
        Remaining contract
        charges                      4,619,967      --          116,858,458     --          --             --
  2004  Lowest contract charges        102,724    11.369186       1,167,893     1.25%          0.50%         17.71%
        Highest contract charges     1,102,333    10.273347      11,324,648     1.85%          0.54%         17.00%
        Remaining contract
        charges                      5,349,750      --          135,083,626     --          --             --
  2003  Lowest contract charges        121,249     9.658953       1,171,139     1.25%          0.42%         33.89%
        Highest contract charges     1,103,304     8.780452       9,687,507     1.84%          0.44%         33.09%
        Remaining contract
        charges                      6,032,437      --          129,460,994     --          --             --
  2002  Lowest contract charges        124,493     7.214026         898,092     0.69%          0.76%        (20.33)%
        Highest contract charges       924,972     6.597312       6,102,330     1.01%          0.84%        (20.81)%
        Remaining contract
        charges                      6,785,262      --          108,830,434     --          --             --
  2001  Lowest contract charges        169,669     9.055264       1,536,402     1.25%          5.20%        (24.75)%
        Highest contract charges       933,096     8.331021       7,773,641     1.85%          5.20%        (25.20)%
        Remaining contract
        charges                      8,667,084      --          174,531,315     --          --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2005  Lowest contract charges            376    10.988567           4,132     1.08%         18.43%         (0.73)%
        Highest contract charges     1,103,321    10.768980      11,881,646     1.85%          1.12%          4.63%
        Remaining contract
        charges                      4,050,854      --           92,714,452     --          --             --
  2004  Lowest contract charges        191,177    10.438011       1,995,508     1.25%          1.07%          7.06%
        Highest contract charges     1,296,653    10.292799      13,346,190     1.85%          1.08%          6.42%
        Remaining contract
        charges                      4,815,059      --          106,985,432     --          --             --
  2003  Lowest contract charges        222,110     9.749413       2,165,445     1.25%          1.24%         27.22%
        Highest contract charges            10     5.905445              61     2.09%       --               27.52%
        Remaining contract
        charges                      7,046,369      --          130,741,867     --          --             --
  2002  Lowest contract charges        205,665     7.663448       1,576,102     0.66%          0.40%        (25.63)%
        Highest contract charges       611,762     7.648015       4,678,761     0.98%          0.37%        (26.07)%
        Remaining contract
        charges                      5,865,772      --           95,878,835     --          --             --
  2001  Lowest contract charges        245,532    10.303923       2,529,941     1.25%          8.55%        (10.70)%
        Highest contract charges       539,410    10.345191       5,580,300     1.85%          8.55%        (11.24)%
        Remaining contract
        charges                      7,747,879      --          170,449,467     --          --             --
HARTFORD GROWTH HLS FUND
  2005  Lowest contract charges          6,354     1.297765           8,246     1.08%       --               (0.65)%
        Highest contract charges        65,302     1.264874          82,599     1.78%       --                4.68%
        Remaining contract
        charges                        412,601      --              531,545     --          --             --

_____________________________________ SA-76 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2005  Lowest contract charges          8,780   $ 1.455585    $     12,780     0.97%       --                0.70%
        Highest contract charges     1,290,509    14.625253      18,874,016     1.85%          0.20%         14.18%
        Remaining contract
        charges                     51,046,598      --          325,639,105     --          --             --
  2004  Lowest contract charges        172,796    14.604952       2,523,676     1.25%       --               15.73%
        Highest contract charges     1,497,477    12.809151      19,181,403     1.85%       --               15.04%
        Remaining contract
        charges                     60,254,528      --          334,476,760     --          --             --
  2003  Lowest contract charges        200,066    12.619831       2,524,801     1.25%       --               42.01%
        Highest contract charges     1,660,726    11.134690      18,491,669     1.85%       --               41.16%
        Remaining contract
        charges                     69,951,336      --          335,919,835     --          --             --
  2002  Lowest contract charges        245,809     8.886820       2,184,458     0.67%       --              (28.55)%
        Highest contract charges     1,744,801     7.888117      13,763,197     0.99%       --              (28.98)%
        Remaining contract
        charges                     80,191,785      --          271,668,462     --          --             --
  2001  Lowest contract charges        327,471    12.437927       4,073,063     1.25%         23.84%        (23.82)%
        Highest contract charges     1,632,289    11.106747      18,129,419     1.85%         23.84%        (24.28)%
        Remaining contract
        charges                     98,399,513      --          468,234,268     --          --             --
HARTFORD HIGH YIELD HLS FUND
  2005  Lowest contract charges         29,982    10.693816         320,621     1.25%          6.44%          0.86%
        Highest contract charges       351,206    10.861825       3,814,736     1.85%          6.54%          0.26%
        Remaining contract
        charges                      1,638,243      --           22,979,046     --          --             --
  2004  Lowest contract charges         42,877    10.602852         454,617     1.26%          5.67%          6.07%
        Highest contract charges       387,825    10.834240       4,201,785     1.85%          5.07%          5.44%
        Remaining contract
        charges                      2,064,646      --           28,745,117     --          --             --
  2003  Lowest contract charges         76,935     9.996119         769,052     1.25%          3.76%         21.66%
        Highest contract charges       427,235    10.275706       4,390,141     1.85%          3.96%         20.93%
        Remaining contract
        charges                      2,513,147      --           33,020,147     --          --             --
  2002  Lowest contract charges         58,752     8.216739         482,752     0.75%          8.96%         (8.29)%
        Highest contract charges       406,371     8.497341       3,453,075     1.11%          5.08%         (8.84)%
        Remaining contract
        charges                      2,493,238      --           26,954,214     --          --             --
  2001  Lowest contract charges         93,078     8.959495         833,930     1.25%         12.07%         (0.02)%
        Highest contract charges       313,259     9.321291       2,919,978     1.85%         12.07%         (0.62)%
        Remaining contract
        charges                      3,253,131      --           38,387,088     --          --             --
HARTFORD INDEX HLS FUND
  2005  Lowest contract charges        254,186    17.443801       4,433,972     0.45%          1.85%          4.03%
        Highest contract charges     1,017,722     9.294019       9,458,730     1.85%          1.83%          2.59%
        Remaining contract
        charges                      6,039,890      --          110,608,669     --          --             --
  2004  Lowest contract charges        296,673    16.767469       4,974,457     0.45%          1.25%          9.90%
        Highest contract charges     1,173,986     9.059619      10,635,869     1.85%          1.24%          8.37%
        Remaining contract
        charges                      7,684,250      --          136,327,104     --          --             --
  2003  Lowest contract charges        342,944    15.257272       5,232,392     0.45%          1.48%         27.56%
        Highest contract charges     1,297,816     8.359844      10,849,543     1.85%          1.38%         25.79%
        Remaining contract
        charges                      9,200,489      --          149,680,502     --          --             --
  2002  Lowest contract charges        347,163    11.961142       4,152,464     0.24%          1.02%        (22.82)%
        Highest contract charges     1,389,538     6.646124       9,235,043     1.00%          1.08%        (23.89)%
        Remaining contract
        charges                     10,475,618      --          134,641,587     --          --             --
  2001  Lowest contract charges        471,495    15.497037       7,306,776     0.45%          3.47%        (12.68)%
        Highest contract charges     1,184,304     8.732415      10,341,831     1.85%          3.47%        (13.90)%
        Remaining contract
        charges                     13,218,887      --          222,047,426     --          --             --

_____________________________________ SA-77 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  2005  Lowest contract charges          4,036   $ 1.351706    $      5,456     1.06%         13.18%          3.04%
        Highest contract charges        76,212     1.308254          99,705     1.82%          2.25%         13.62%
        Remaining contract
        charges                        690,021      --              926,202     --          --             --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2005  Lowest contract charges          6,321     1.802954          11,397     1.02%         23.34%          3.52%
        Highest contract charges       134,173     1.745011         234,133     1.81%          8.14%         14.84%
        Remaining contract
        charges                        539,958      --              965,236     --          --             --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2005  Lowest contract charges          8,465     1.782718          15,090     0.93%       --                2.63%
        Highest contract charges     1,638,944     1.751406       2,870,457     1.84%       --               12.52%
        Remaining contract
        charges                     11,603,831      --           20,621,769     --          --             --
  2004  Lowest contract charges        346,370     1.574604         545,395     1.25%          0.80%         16.62%
        Highest contract charges     1,363,513     1.556525       2,122,342     1.85%          0.78%         15.92%
        Remaining contract
        charges                     11,382,055      --           17,894,022     --          --             --
  2003  Lowest contract charges        379,122     1.350254         511,912     1.15%          0.76%         35.03%
        Highest contract charges     1,117,379     1.342769       1,500,382     1.72%          0.99%         34.28%
        Remaining contract
        charges                     12,249,080      --           16,529,571     --          --             --
HARTFORD INTERNATIONAL STOCK HLS FUND
  2005  Lowest contract charges         78,326    11.502108         900,913     1.25%          1.33%         10.01%
        Highest contract charges       704,091    10.143590       7,142,006     1.85%          1.31%          9.36%
        Remaining contract
        charges                      2,454,377      --           46,007,275     --          --             --
  2004  Lowest contract charges        101,552    10.455085       1,061,734     1.25%          0.30%         13.88%
        Highest contract charges       803,467     9.275689       7,452,707     1.85%          0.30%         13.20%
        Remaining contract
        charges                      2,854,684      --           48,688,656     --          --             --
  2003  Lowest contract charges        132,427     9.180889       1,215,795     1.24%          2.19%         28.40%
        Highest contract charges       884,917     8.194213       7,251,196     1.85%          2.45%         27.63%
        Remaining contract
        charges                      3,374,201      --           50,586,178     --          --             --
  2002  Lowest contract charges        165,322     7.150194       1,182,087     0.72%       --              (10.87)%
        Highest contract charges       975,053     6.420100       6,259,938     1.05%       --              (11.40)%
        Remaining contract
        charges                      3,935,622      --           45,998,245     --          --             --
  2001  Lowest contract charges        235,097     8.021914       1,885,931     1.25%          8.41%        (25.23)%
        Highest contract charges     1,020,207     7.246202       7,392,625     1.85%          8.41%        (25.68)%
        Remaining contract
        charges                      5,080,794      --           66,689,252     --          --             --

_____________________________________ SA-78 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
HARTFORD LARGECAP GROWTH HLS FUND
  2005  Lowest contract charges         83,157   $ 9.179709    $    763,360     1.25%          0.81%         (0.26)%
        Highest contract charges       951,527     6.986262       6,647,619     1.85%          0.82%         (0.86)%
        Remaining contract
        charges                      2,555,895      --           23,282,794     --          --             --
  2004  Lowest contract charges        111,736     9.203748       1,028,394     1.25%          0.05%         10.15%
        Highest contract charges     1,098,650     7.046718       7,741,880     1.85%          0.05%          9.50%
        Remaining contract
        charges                      3,188,477      --           29,150,475     --          --             --
  2003  Lowest contract charges        141,458     8.355387       1,181,934     1.25%       --               21.89%
        Highest contract charges     1,195,966     6.435670       7,696,845     1.85%       --               21.16%
        Remaining contract
        charges                      3,702,101      --           30,757,209     --          --             --
  2002  Lowest contract charges        217,037     6.854930       1,487,776     0.67%       --              (31.90)%
        Highest contract charges     1,316,175     5.311709       6,991,140     0.98%       --              (32.30)%
        Remaining contract
        charges                      4,227,456      --           28,843,516     --          --             --
  2001  Lowest contract charges        312,590    10.065494       3,146,373     1.25%       --              (15.96)%
        Highest contract charges     1,172,964     7.846572       9,203,745     1.85%       --              (16.47)%
        Remaining contract
        charges                      5,342,833      --           53,580,897     --          --             --
HARTFORD MIDCAP STOCK HLS
  2005  Lowest contract charges         47,255    13.711371         647,929     1.25%          0.02%          3.25%
        Highest contract charges       543,313    14.372461       7,808,751     1.85%          0.02%          2.63%
        Remaining contract
        charges                      1,954,382      --           26,592,239     --          --             --
  2004  Lowest contract charges         63,022    13.280205         836,950     1.25%          0.13%         11.43%
        Highest contract charges       630,446    14.004268       8,828,929     1.85%          0.13%         10.77%
        Remaining contract
        charges                      2,296,130      --           30,290,052     --          --             --
  2003  Lowest contract charges         89,643    11.917569       1,068,324     1.25%          0.16%         29.42%
        Highest contract charges       640,897    12.642956       8,102,835     1.85%          0.16%         28.65%
        Remaining contract
        charges                      2,546,195      --           30,172,593     --          --             --
  2002  Lowest contract charges        125,793     9.208382       1,158,349     0.75%       --              (14.14)%
        Highest contract charges       644,102     9.827596       6,329,974     1.10%       --              (14.65)%
        Remaining contract
        charges                      2,645,292      --           24,245,095     --          --             --
  2001  Lowest contract charges        150,860    10.724770       1,617,944     1.25%          0.29%         (5.37)%
        Highest contract charges       530,214    11.514934       6,105,383     1.85%          0.29%         (5.94)%
        Remaining contract
        charges                      2,688,533      --           28,728,065     --          --             --
HARTFORD MONEY MARKET HLS FUND
  2005  Lowest contract charges      2,582,784     1.104241       2,852,016     0.58%          2.92%          0.19%
        Highest contract charges       292,495    10.579718       3,094,514     1.85%          2.77%          0.96%
        Remaining contract
        charges                     16,289,058      --           31,190,901     --          --             --
  2004  Lowest contract charges        143,311    11.389829       1,632,284     1.25%          0.91%         (0.31)%
        Highest contract charges       357,390    10.479149       3,745,143     1.85%          0.92%         (0.91)%
        Remaining contract
        charges                     18,480,485      --           33,997,028     --          --             --
  2003  Lowest contract charges        227,554    11.425285       2,599,870     1.25%          0.77%         (0.50)%
        Highest contract charges       455,864    10.575017       4,820,771     1.86%          0.76%         (1.10)%
        Remaining contract
        charges                     25,956,837      --           49,228,855     --          --             --
  2002  Lowest contract charges        514,961    11.483100       5,913,354     0.79%          0.82%          0.25%
        Highest contract charges       677,310    10.692495       7,242,133     1.17%          0.83%         (0.35)%
        Remaining contract
        charges                     45,288,135      --           85,908,865     --          --             --
  2001  Lowest contract charges        742,636    11.454945       8,506,850     1.25%          4.89%          2.65%
        Highest contract charges       810,671    10.730512       8,698,914     1.85%          4.89%          2.03%
        Remaining contract
        charges                     55,937,862      --          104,568,660     --          --             --

_____________________________________ SA-79 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  2005  Lowest contract charges          2,444   $ 2.874630    $      7,026     1.08%       --               (0.02)%
        Highest contract charges         8,153     1.281310          10,446     1.82%       --               (0.31)%
        Remaining contract
        charges                         75,254      --               98,378     --          --             --
HARTFORD SMALLCAP VALUE HLS FUND
  2005  Lowest contract charges         96,783    22.035155       2,132,627     1.24%          1.52%          6.77%
        Highest contract charges       521,602    21.177752      11,046,352     1.85%          1.45%          6.13%
        Remaining contract
        charges                      2,341,951      --           51,210,638     --          --             --
  2004  Lowest contract charges         92,516    20.637831       1,909,325     1.25%          0.62%         12.57%
        Highest contract charges       566,631    19.954140      11,306,639     1.85%          0.66%         11.90%
        Remaining contract
        charges                      2,867,862      --           58,792,597     --          --             --
  2003  Lowest contract charges        124,540    18.333649       2,283,264     1.25%          0.50%         36.74%
        Highest contract charges       629,083    17.832921      11,218,394     1.85%          0.49%         35.92%
        Remaining contract
        charges                      3,242,188      --           59,104,621     --          --             --
  2002  Lowest contract charges        163,125    13.407867       2,187,159     0.68%       --              (16.22)%
        Highest contract charges       710,182    13.120084       9,317,646     1.01%       --              (16.72)%
        Remaining contract
        charges                      3,868,824      --           51,630,547     --          --             --
  2001  Lowest contract charges        256,560    16.003285       4,105,802     1.25%       --               19.49%
        Highest contract charges       594,566    15.754177       9,366,898     1.85%       --               18.77%
        Remaining contract
        charges                      4,532,052      --           72,261,786     --          --             --
HARTFORD SMALLCAP GROWTH HLS FUND
  2005  Lowest contract charges            547    18.510379          10,129     0.99%       --               (0.61)%
        Highest contract charges       924,037    13.423119      12,403,463     1.85%          0.37%          8.99%
        Remaining contract
        charges                      3,825,399      --          106,009,189     --          --             --
  2004  Lowest contract charges        109,034    16.879488       1,840,445     1.25%       --               14.00%
        Highest contract charges     1,065,223    12.316263      13,119,567     1.85%       --               13.32%
        Remaining contract
        charges                      4,533,263      --          115,703,768     --          --             --
  2003  Lowest contract charges        142,100    14.807037       2,104,073     1.25%       --               48.20%
        Highest contract charges     1,154,902    10.869068      12,552,705     1.85%       --               47.31%
        Remaining contract
        charges                      5,295,664      --          118,686,137     --          --             --
  2002  Lowest contract charges        164,255     9.991385       1,641,131     0.68%       --              (29.72)%
        Highest contract charges     1,262,239     7.378253       9,313,120     1.00%       --              (30.14)%
        Remaining contract
        charges                      5,928,611      --           89,747,902     --          --             --
  2001  Lowest contract charges        218,231    14.216408       3,102,456     1.25%         10.93%        (21.18)%
        Highest contract charges     1,171,384    10.561596      12,371,683     1.85%         10.93%        (21.66)%
        Remaining contract
        charges                      7,229,080      --          155,867,510     --          --             --

_____________________________________ SA-80 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
HARTFORD STOCK HLS FUND
  2005  Lowest contract charges        204,258   $ 1.417353    $    289,505     1.25%          1.82%          8.26%
        Highest contract charges     3,232,412     1.392675       4,501,699     1.85%          1.83%          7.61%
        Remaining contract
        charges                      6,259,480      --            8,845,925     --          --             --
  2004  Lowest contract charges        263,890     1.309218         345,490     1.25%          1.00%          2.88%
        Highest contract charges     3,759,017     1.294174       4,864,823     1.85%          1.09%          2.26%
        Remaining contract
        charges                      7,358,905      --            9,615,896     --          --             --
  2003  Lowest contract charges        285,121     1.272633         362,854     1.16%          1.27%         27.26%
        Highest contract charges     3,799,080     1.265575       4,808,020     1.72%          1.26%         26.56%
        Remaining contract
        charges                      6,312,827      --            8,026,488     --          --             --
  2002  Lowest contract charges         32,327     7.839732         253,433     0.75%          1.09%        (20.90)%
        Highest contract charges       456,017     7.715214       3,518,272     1.10%          1.21%        (21.40)%
        Remaining contract
        charges                        699,967      --            5,472,896     --          --             --
  2001  Lowest contract charges         48,053     9.911251         476,270     1.25%          1.12%         (4.69)%
        Highest contract charges       396,991     9.815663       3,895,537     1.85%          1.12%         (5.27)%
        Remaining contract
        charges                        749,948      --            7,420,516     --          --             --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2005  Lowest contract charges          1,233    13.393700          16,510     1.08%       --                0.31%
        Highest contract charges     1,005,339    12.540547      12,607,502     1.85%          2.95%         (0.31)%
        Remaining contract
        charges                      3,029,438      --           68,223,972     --          --             --
  2004  Lowest contract charges        351,862    13.352326       4,698,179     1.25%          3.43%          0.80%
        Highest contract charges     1,278,741    12.579267      16,085,622     1.85%          3.50%          0.20%
        Remaining contract
        charges                      3,660,029      --           84,611,695     --          --             --
  2003  Lowest contract charges        457,027    13.246029       6,053,799     1.25%          1.50%          0.88%
        Highest contract charges     1,634,154    12.554227      20,515,541     1.85%          1.54%          0.27%
        Remaining contract
        charges                      5,098,346      --          117,041,090     --          --             --
  2002  Lowest contract charges        656,520    13.130818       8,620,640     0.95%       --                9.36%
        Highest contract charges     1,985,360    12.519929      24,856,562     1.42%       --                8.70%
        Remaining contract
        charges                      7,080,501      --          161,292,316     --          --             --
  2001  Lowest contract charges        604,509    12.007389       7,258,573     1.25%          5.17%          6.20%
        Highest contract charges     1,613,505    11.517702      18,583,866     1.85%          5.17%          5.56%
        Remaining contract
        charges                      6,250,398      --          130,331,819     --          --             --
HARTFORD VALUE HLS FUND
  2005  Lowest contract charges          7,623     1.133134           8,637     1.21%          2.73%          4.60%
        Highest contract charges       120,423     1.101845         132,687     1.82%          2.89%          4.29%
        Remaining contract
        charges                        229,093      --              258,467     --          --             --

_____________________________________ SA-81 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
HARTFORD VALUE OPPORTUNITIES HLS
  2005  Lowest contract charges          3,874   $15.330484    $     59,394     1.06%         15.34%          0.82%
        Highest contract charges       683,996    15.637398      10,695,922     1.85%          1.41%          6.34%
        Remaining contract
        charges                      2,825,881      --           64,615,697     --          --             --
  2004  Lowest contract charges        118,230    14.327968       1,693,993     1.25%          0.30%         17.40%
        Highest contract charges       720,037    14.705342      10,588,387     1.85%          0.31%         16.70%
        Remaining contract
        charges                      3,028,993      --           65,691,023     --          --             --
  2003  Lowest contract charges        132,959    12.204538       1,622,703     1.25%          0.54%         40.12%
        Highest contract charges       776,714    12.601317       9,787,623     1.85%          0.52%         39.28%
        Remaining contract
        charges                      3,438,402      --           63,582,149     --          --             --
  2002  Lowest contract charges        169,665     8.710400       1,477,848     0.67%       --              (25.89)%
        Highest contract charges       843,587     9.047624       7,632,462     0.99%       --              (26.33)%
        Remaining contract
        charges                      3,889,399      --           51,382,065     --          --             --
  2001  Lowest contract charges        224,188    11.752597       2,634,794     1.25%         13.81%         (3.76)%
        Highest contract charges       687,765    12.281243       8,446,612     1.85%         13.81%         (4.34)%
        Remaining contract
        charges                      5,065,823      --           90,388,216     --          --             --
HARTFORD EQUITY INCOME HLS FUND
  2005  Lowest contract charges         33,526     1.204430          40,380     1.06%         35.67%         (0.47)%
        Highest contract charges       157,989     1.186340         187,429     1.83%          6.62%          2.12%
        Remaining contract
        charges                        404,601      --              485,224     --          --             --
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
  2005  Lowest contract charges         21,784    10.269692         223,713     0.39%       --                1.92%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
ING VP NATURAL RESOURCES TRUST
  2005  Lowest contract charges         48,258   $23.275564    $  1,123,222     0.45%          0.03%         42.21%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         12,418    16.366942         203,240     0.45%          1.27%         12.16%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges          8,266    14.592673         120,624     0.45%       --               29.94%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges          9,423    11.230070         105,822     0.20%          0.22%         (2.54)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         28,201    11.522300         324,939     0.45%       --              (16.31)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-82 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
AIM V.I. GLOBAL HEALTH CARE FUND
  2005  Lowest contract charges         60,653    20.383928       1,236,354     0.45%       --                7.66%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         79,805    18.933125       1,510,965     0.45%       --                7.09%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        100,878    17.680161       1,783,547     0.45%       --               27.21%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        152,438    13.898552       2,118,665     0.24%       --              (24.54)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        213,189    18.419133       3,926,765     0.45%          0.01%        (13.26)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
AIM V.I. TECHNOLOGY FUND
  2005  Lowest contract charges        172,980    12.308106       2,129,056     0.45%       --                1.72%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        230,414    12.100547       2,788,135     0.45%       --                4.16%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        262,277    11.616845       3,046,837     0.45%       --               44.64%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        274,046     8.031808       2,201,084     0.21%       --              (47.08)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        435,107    15.178231       6,604,189     0.45%       --              (46.07)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
AIM V.I. CORE STOCK FUND
  2005  Lowest contract charges         89,196   $15.789305    $  1,408,338     0.45%          0.40%          2.89%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        118,790    15.345871       1,822,939     0.45%          0.76%          3.77%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        156,253    14.787999       2,310,672     0.45%          1.15%         22.05%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        165,820    12.116737       2,009,197     0.25%          1.32%        (17.13)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        212,497    14.882395       3,162,464     0.45%          0.45%        (10.30)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-83 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
MFS EMERGING GROWTH SERIES
  2005  Lowest contract charges         56,047    17.929840       1,004,903     0.45%       --                8.70%
        Highest contract charges       398,371    10.166947       4,050,217     1.40%       --                7.67%
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         68,736    16.494872       1,133,790     0.45%       --               12.45%
        Highest contract charges       537,677     9.442504       5,077,019     1.40%       --               11.39%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         84,597    14.668334       1,240,890     0.45%       --               29.64%
        Highest contract charges       699,693     8.477049       5,931,324     1.40%       --               28.42%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        119,830    11.314430       1,355,805     0.23%       --              (34.06)%
        Highest contract charges       824,144     6.601108       5,440,266     0.72%       --              (34.68)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        177,946    17.158125       3,053,214     0.45%          5.85%        (33.78)%
        Highest contract charges     1,099,614    10.106338      11,113,067     1.35%          5.85%        (34.41)%
        Remaining contract
        charges                        --           --             --           --          --             --
MFS HIGH INCOME SERIES
  2005  Lowest contract charges         71,105    16.261032       1,156,235     0.45%          7.10%          1.70%
        Highest contract charges       232,168    11.758362       2,729,921     1.40%          6.97%          0.74%
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         61,696    15.989376         986,482     0.45%          4.73%          8.66%
        Highest contract charges       341,629    11.672287       3,987,591     1.40%          4.90%          7.63%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         71,211    14.715094       1,047,874     0.45%          4.82%         17.43%
        Highest contract charges       422,231    10.844561       4,578,906     1.40%          4.26%         16.32%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        109,510    12.531160       1,372,289     0.26%       --                2.11%
        Highest contract charges       484,986     9.323154       4,521,601     0.80%       --                1.14%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        124,454    12.272332       1,527,264     0.45%          8.88%          1.62%
        Highest contract charges       627,860     9.217783       5,787,476     1.35%          8.88%          0.65%
        Remaining contract
        charges                        --           --             --           --          --             --
MFS STRATEGIC INCOME SERIES
  2005  Lowest contract charges         18,306   $15.004669    $    274,682     0.45%          5.81%          1.43%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         18,132    14.793340         268,229     0.45%          4.33%          7.25%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         10,989    13.793767         151,578     0.45%          2.68%          9.88%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges          3,964    12.553012          49,761     0.26%       --                7.91%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges          5,382    11.632921          62,606     0.45%          6.33%          4.29%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-84 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO
  2005  Lowest contract charges         61,926    13.748814         851,409     0.45%          2.89%          0.99%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         61,241    13.614332         833,754     0.45%          3.33%          0.33%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         71,142    13.569986         965,393     0.45%          4.35%          1.96%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         74,297    13.308572         988,780     0.26%       --                4.87%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        103,806    12.690569       1,317,353     0.45%          4.19%         (3.30)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
  2005  Lowest contract charges        120,703    18.971704       2,289,939     0.45%          0.97%         17.52%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        117,208    16.144003       1,892,213     0.45%          0.01%         18.44%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         95,132    13.630397       1,296,687     0.45%       --               34.48%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         94,430    10.135482         957,094     0.23%       --              (24.48)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        116,299    13.421767       1,560,953     0.45%          3.53%        (13.26)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
PIONEER FUND VCT PORTFOLIO
  2005  Lowest contract charges        104,909   $10.871085    $  1,140,479     0.45%          1.34%          5.70%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        117,566    10.285190       1,209,192     0.04%       --                2.85%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-85 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
SCUDDER INTERNATIONAL PORTFOLIO
  2005  Lowest contract charges        126,175    17.737135       2,237,985     1.40%          1.61%         14.55%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        149,687    15.483857       2,317,726     1.40%          1.32%         14.91%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        173,160    13.474523       2,333,247     1.40%          0.79%         25.99%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        205,048    10.694936       2,192,974     0.74%       --              (19.40)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        301,812    13.269274       4,004,824     1.35%         18.49%        (31.83)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
  2005  Lowest contract charges        196,463    20.279087       3,984,080     0.45%       --                6.21%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        279,244    19.093796       5,331,834     0.45%       --               21.78%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        204,336    15.679402       3,203,873     0.45%       --               42.30%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        217,356    11.018552       2,394,949     0.22%       --              (37.95)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        334,075    17.757031       5,932,183     0.45%          2.76%         18.60%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
VAN ECK WORLDWIDE BOND FUND
  2005  Lowest contract charges         16,043   $15.472974    $    248,235     0.45%          7.83%         (3.47)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         17,459    16.028761         279,840     0.45%          8.56%          8.66%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         19,715    14.751171         290,817     0.45%          1.57%         17.63%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         31,756    12.540005         398,216     0.33%       --               21.11%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         17,085    10.354186         176,904     0.45%       --               (5.48)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-86 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
VAN ECK WORLDWIDE HARD ASSETS FUND
  2005  Lowest contract charges         58,788    20.870747       1,226,947     0.44%          0.14%         50.99%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         23,066    13.822619         318,838     0.45%          0.39%         23.42%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         42,685    11.199452         478,043     0.45%          0.33%         44.43%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         13,424     7.754362         104,098     0.20%       --               (3.27)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         14,094     8.016455         112,986     0.45%       --              (10.84)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
  2005  Lowest contract charges        423,871    11.053892       4,685,428     1.40%          2.01%          3.53%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        574,132    10.677256       6,130,153     1.40%          2.02%          7.82%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        615,596     9.902564       6,095,976     1.40%          1.60%         20.40%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        679,515     8.224779       5,588,862     0.80%          1.47%        (14.07)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        718,488     9.571168       6,876,769     1.35%          4.72%         (8.26)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
  2005  Lowest contract charges        764,975   $17.147111    $ 13,117,103     1.40%          3.68%          0.51%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        933,668    17.060360      15,928,709     1.40%          3.30%          2.94%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,238,102    16.572652      20,518,622     1.40%          4.25%          6.91%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,611,369    15.502217      24,979,797     0.82%          3.44%          6.32%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      2,095,987    14.580525      30,560,590     1.35%          6.58%          5.96%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-87 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
WELLS FARGO ADVANTAGE EQUITY INCOME FUND
  2005  Lowest contract charges      1,852,216    17.981333      33,305,302     1.40%          1.40%          3.91%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges      2,455,228    17.304616      42,486,775     1.40%          1.49%          9.54%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      3,199,409    15.797838      50,543,742     1.40%          1.54%         24.46%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      4,039,894    12.693380      51,279,914     0.75%          1.14%        (20.39)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      5,314,216    15.943861      84,729,115     1.35%          3.35%         (6.73)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
  2005  Lowest contract charges        100,313     9.860440         989,132     1.40%          0.78%          1.67%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges        100,484     9.698295         974,522     1.40%          1.58%          9.68%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        112,455     8.842539         994,393     1.40%          1.66%         23.82%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        115,781     7.141282         826,827     0.80%          1.20%        (25.15)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         78,567     9.540848         749,596     1.35%          0.63%         (7.69)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
  2005  Lowest contract charges         47,358   $ 6.838191    $    323,845     1.40%          0.52%         (3.60)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         55,582     7.093477         394,271     1.40%       --                6.87%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         73,660     6.637365         488,910     1.40%       --               21.87%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         60,257     5.446312         328,181     0.76%          0.11%        (26.87)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges         61,195     7.447668         455,756     1.35%          8.56%        (20.37)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-88 ____________________________________

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND
  2005  Lowest contract charges         15,652     8.488320         132,855     1.40%          1.75%          8.16%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges         21,964     7.847984         172,371     1.40%          0.26%          8.11%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges         17,817     7.259319         129,340     1.39%          0.35%         29.63%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges         15,411     5.599926          86,298     0.95%          0.09%        (23.99)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges          5,575     7.367363          41,073     1.35%          0.02%        (17.27)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
  2005  Lowest contract charges        857,865    17.892274      15,349,159     1.40%          0.18%          4.23%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges      1,180,870    17.166094      20,270,917     1.40%       --                1.82%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges      1,476,431    16.859256      24,891,535     1.40%       --               24.53%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges      1,862,141    13.538279      25,210,180     0.73%       --              (19.79)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges      2,482,639    19.072154      47,349,270     1.35%          0.03%        (21.99)%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
  2005  Lowest contract charges        316,648   $12.936868    $  4,096,428     1.40%       --                4.77%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --
  2004  Lowest contract charges
        Highest contract charges       437,935    12.348369       5,407,787     1.40%       --               12.19%
        Remaining contract
        charges                        --           --             --           --          --             --
  2003  Lowest contract charges        --           --             --           --          --             --
        Highest contract charges       571,239    11.006923       6,287,584     1.40%       --               40.29%
        Remaining contract
        charges                        --           --             --           --          --             --
  2002  Lowest contract charges        --           --             --           --          --             --
        Highest contract charges       684,722     7.845738       5,372,149     0.69%       --              (39.08)%
        Remaining contract
        charges                        --           --             --           --          --             --
  2001  Lowest contract charges        --           --             --           --          --             --
        Highest contract charges       873,138    12.878267      11,244,511     1.35%       --              (25.44)%
        Remaining contract
        charges                        --           --             --           --          --             --

_____________________________________ SA-89 ____________________________________

 VARIABLE ACCOUNT D
--------------------------------------------------------------------------------
UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                    UNIT         CONTRACT     EXPENSE    INVESTMENT        TOTAL
SUB-ACCOUNT                           UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*   INCOME RATIO**    RETURN***
-----------                        -----------  ------------  --------------  -------  --------------  -------------
WELLS FARGO ADVANTAGE DISCOVERY FUND
  2005  Lowest contract charges         33,735    20.317107         685,394     0.44%       --               20.94%
        Highest contract charges       --           --             --           --          --             --
        Remaining contract
        charges                        --           --             --           --          --             --

  * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.
*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values

Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company will make certain deductions ranging from 0.45% to 1.40% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company will make certain deductions ranging from 0.10% to 0.15% of the contract's value for annual fund operating expenses provided for by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Enhanced Death Benefit charge of 0.45% and Guaranteed Payout Plan charge of 0.35%.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee ranging from $30 to $35 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

_____________________________________ SA-90 ____________________________________
      <MODULE>
      </MODULE>

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Union Security Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Union Security Insurance Company and its subsidiaries (the Company), an indirect wholly owned subsidiary of Assurant, Inc. at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
March 10, 2006
Minneapolis, Minnesota

                       UNION SECURITY INSURANCE COMPANY
                         CONSOLIDATED BALANCE SHEETS
                       AT DECEMBER 31, 2005 AND 2004

                                                                                                   DECEMBER 31,
                                                                                          --------------------------------
                                                                                              2005              2004
                                                                                          --------------------------------
                                                                                               (in thousands except
                                                                                                 number of shares)
ASSETS
   Investments:
   Fixed maturities available for sale, at fair value (amortized cost - $3,316,091            3,488,415         3,538,462
     in 2005 and $3,293,918 in 2004)                                                      $                $
   Equity securities available for sale, at fair value (cost - $317,341 in 2005 and
     $300,000 in 2004)                                                                          318,120           310,776
   Commercial mortgage loans on real estate at amortized cost                                   758,966           695,921
   Policy loans                                                                                   9,773             9,956
   Short-term investments                                                                        79,916            47,989
   Collateral held under securities lending                                                     384,141           332,276
   Other investments                                                                             61,024            49,020
                                                                                          --------------------------------
                                                                   TOTAL INVESTMENTS          5,100,355         4,984,400
                                                                                          --------------------------------
   Cash and cash equivalents                                                                     19,032            43,362
   Premiums and accounts receivable, net                                                         88,566            78,669
   Reinsurance recoverables                                                                   1,261,030         1,238,111
   Due from affiliates                                                                               --             5,967
   Accrued investment income                                                                     51,352            51,933
   Deferred acquisition costs                                                                   123,222           116,060
   Property and equipment, at cost less accumulated depreciation                                  1,069             1,507
   Deferred income taxes, net                                                                    25,425            20,515
   Goodwill                                                                                     164,604           156,104
   Value of business acquired                                                                    33,965            39,413
   Other assets                                                                                  41,962            38,708
   Assets held in separate accounts                                                           3,200,233         3,435,089
                                                                                          --------------------------------
                                                                        TOTAL ASSETS      $  10,110,815    $   10,209,838
                                                                                          --------------------------------


      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       UNION SECURITY INSURANCE COMPANY
                         CONSOLIDATED BALANCE SHEETS
                       AT DECEMBER 31, 2005 AND 2004

                                                                                                   DECEMBER 31,
                                                                                          ----------------------------------
                                                                                              2005              2004
                                                                                          --------------------------------
                                                                                               (in thousands except
                                                                                                 number of shares)
LIABILITIES
   Future policy benefits and expenses                                                    $   3,154,577    $    3,028,030
   Unearned premiums                                                                             39,967            46,228
   Claims and benefits payable                                                                1,936,610         1,884,608
   Commissions payable                                                                           22,995            19,721
   Reinsurance balances payable                                                                  10,529             6,727
   Funds held under reinsurance                                                                      96                93
   Deferred gain on disposal of businesses                                                      173,084           206,182
   Obligation under securities lending                                                          384,141           332,276
   Accounts payable and other liabilities                                                       174,646           159,798
   Due to affiliates                                                                              5,875                --
   Tax payable                                                                                    6,720             7,987
   Liabilities related to separate accounts                                                   3,200,233         3,435,089
                                                                                          --------------------------------
                                                                   TOTAL LIABILITIES          9,109,473         9,126,739
                                                                                          --------------------------------
COMMITMENTS AND CONTINGENCIES (NOTE 15)                                                   $          --    $           --
STOCKHOLDER'S EQUITY
   Common stock, par value $5 per share, 1,000,000 shares authorized, issued, and
     outstanding                                                                                  5,000             5,000
   Additional paid-in capital                                                                   542,169           516,570
   Retained earnings                                                                            334,644           388,854
   Accumulated other comprehensive income                                                       119,529           172,675
                                                                                          --------------------------------
                                                          TOTAL STOCKHOLDER'S EQUITY          1,001,342         1,083,099
                                                                                          --------------------------------
                                          TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY      $  10,110,815    $   10,209,838
                                                                                          --------------------------------


      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       UNION SECURITY INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF OPERATIONS
                YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                             YEARS ENDED
                                                                                            DECEMBER 31,
                                                                            ----------------------------------------------
                                                                                2005            2004             2003
                                                                            ----------------------------------------------
                                                                                           (in thousands)
REVENUES
   Net earned premiums and other considerations                             $  1,710,645    $  1,756,320     $  1,705,681
   Net investment income                                                         293,898         275,693          259,804
   Net realized (loss) gain on investments                                        (1,651)          8,371            3,909
   Amortization of deferred gain on disposal of businesses                        33,098          43,299           51,846
   Fees and other income                                                          10,427          13,033           15,099
                                                                            ----------------------------------------------
                                                        TOTAL REVENUES         2,046,417       2,096,716        2,036,339
                                                                            ----------------------------------------------
BENEFITS, LOSSES AND EXPENSES
   Policyholder benefits                                                       1,293,230       1,352,002        1,284,723
   Amortization of deferred acquisition costs and value of business
     acquired                                                                     78,258          75,011           61,657
   Underwriting, general and administrative expenses                             490,175         490,300          493,217
                                                                            ----------------------------------------------
                                   TOTAL BENEFITS, LOSSES AND EXPENSES         1,861,663       1,917,313        1,839,597
                                                                            ----------------------------------------------
Income before income taxes                                                       184,754         179,403          196,742
Income taxes                                                                      68,789          59,810           66,613
                                                                            ----------------------------------------------
                                                            NET INCOME      $    115,965    $    119,593     $    130,129
                                                                            ----------------------------------------------


      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       UNION SECURITY INSURANCE COMPANY
         CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                             Accumulated
                                                                   Additional                   Other
                                                         Common      Paid-in     Retained   Comprehensive
                                                          Stock      Capital     Earnings   Income (Loss)      Total
                                                       ------------------------------------------------------------------
                                                                                (in thousands)
Balance, January 1, 2003                               $    5,000   $ 516,570   $  211,459    $  101,197    $    834,226
   Other                                                       --          --        1,022            --           1,022
   Comprehensive income:
   Net income                                                  --          --      130,129            --         130,129
   Net change in unrealized gains on securities                --          --           --        50,016          50,016
   Foreign currency translation                                --          --           --         5,189           5,189
                                                       ------------------------------------------------------------------
                           TOTAL COMPREHENSIVE INCOME                                                            185,334
                                                       ------------------------------------------------------------------
Balance, December 31, 2003                                  5,000     516,570      342,610       156,402       1,020,582
   Dividends on common stock                                   --          --      (75,000)           --         (75,000)
   Other                                                       --          --        1,674            --           1,674
   Comprehensive income (loss):
   Net income                                                  --          --      119,593            --         119,593
   Net change in unrealized gains on securities                --          --                     13,489          13,489
   Foreign currency translation                                --          --          (23)        2,784           2,761
                                                       ------------------------------------------------------------------
                           TOTAL COMPREHENSIVE INCOME                                                            135,843
                                                       ------------------------------------------------------------------
Balance, December 31, 2004                                  5,000     516,570      388,854       172,675       1,083,099
   Dental mergers (see Note 2)                                 --      25,599        9,825            34          35,458
   Dividends on common stock                                   --          --     (180,000)           --        (180,000)
   Comprehensive income (loss):
   Net income                                                  --          --      115,965            --         115,965
   Net change in unrealized gains on securities                --          --           --       (53,480)        (53,480)
   Foreign currency translation                                --          --           --           300             300
                           TOTAL COMPREHENSIVE INCOME                                                             62,785
                                                       ------------------------------------------------------------------
Balance, December 31, 2005                             $    5,000   $ 542,169   $  334,644    $  119,529    $  1,001,342
                                                       ------------------------------------------------------------------


      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       UNION SECURITY INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF CASH FLOWS
                YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                      YEARS ENDED DECEMBER 31,
                                                                             --------------------------------------------
                                                                                2005           2004             2003
                                                                             --------------------------------------------
                                                                                           (in thousands)
OPERATING ACTIVITIES
   Net income                                                                $   115,965    $   119,593     $    130,129
   Adjustments to reconcile net income to net cash provided by operating activities:
   Change in reinsurance recoverable                                             (22,919)       (27,812)         (59,107)
   Change in premiums and accounts receivable                                      2,376        (19,078)             865
   Depreciation and amortization                                                     476          1,033            1,125
   Change in deferred acquisition costs and value of businesses
     acquired                                                                       (174)        (3,095)          (9,031)
   Change in accrued investment income                                               655         (2,017)          (3,828)
   Change in insurance policy reserves and expenses                              160,003        211,093          222,012
   Change in accounts payable and other liabilities                               14,337         14,761          (36,088)
   Change in commissions payable                                                   2,979          3,636          (11,427)
   Change in reinsurance balances payable                                          3,802          1,589            4,510
   Change in funds held under reinsurance                                              3             (7)              16
   Amortization of deferred gain on disposal of businesses                       (33,098)       (43,299)         (51,846)
   Change in income taxes                                                         22,332         11,413           72,719
   Net realized losses (gains) on investments                                      1,651         (8,371)          (3,909)
   Other                                                                           8,863          4,372              393
                                                                             --------------------------------------------
                              NET CASH PROVIDED BY OPERATING ACTIVITIES          277,251        263,811          256,533
                                                                             --------------------------------------------
INVESTING ACTIVITIES
   Sales of:
   Fixed maturities available for sale                                           503,058        578,134          555,876
   Equity securities available for sale                                           56,775         44,282           63,615
   Other invested assets                                                          15,636         25,522           24,766
   Maturities, prepayments, and scheduled redemption of:
   Fixed maturities available for sale                                           253,702        175,979          307,150
   Purchase of:
   Fixed maturities available for sale                                          (771,516)      (840,340)      (1,152,602)
   Equity securities available for sale                                          (74,297)      (103,020)        (183,031)
   Property and equipment                                                            (22)            --               --
   Other invested assets                                                         (27,640)       (19,780)         (14,179)
   Change in commercial mortgage loans on real estate                            (62,152)       (59,273)         (52,475)
   Change in short-term investments                                              (15,350)        23,068          174,167
   Change in collateral held under securities lending                            (51,865)       (47,622)          72,350
   Change in policy loans                                                            225            803             (219)
                                                                             --------------------------------------------
                                  NET CASH USED IN INVESTING ACTIVITIES      $  (173,446)   $  (222,247)    $   (204,582)
                                                                             --------------------------------------------
FINANCING ACTIVITIES
   Dividends paid                                                            $  (180,000)   $   (75,000)    $         --
   Change in obligation under securities lending                                  51,865         47,622          (72,350)
                                                                             --------------------------------------------
                                  NET CASH USED IN FINANCING ACTIVITIES         (128,135)       (27,378)         (72,350)
                                                                             --------------------------------------------
   Change in cash and cash equivalents                                           (24,330)        14,186          (20,399)
   Cash and cash equivalents at beginning of period                               43,362         29,176           49,575
                                                                             --------------------------------------------
   Cash and cash equivalents at end of period                                $    19,032    $    43,362     $     29,176
                                                                             --------------------------------------------
   Supplemental information:
   Income taxes paid (net of refunds)                                        $    45,964    $    48,447     $      7,760
Supplemental schedule of non-cash investing activities:
   Non-cash activities:
   Foreign currency translation                                              $       300    $     2,784     $      5,189


      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

UNION SECURITY INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2005, 2004 AND 2003
(IN THOUSANDS EXCEPT SHARE DATA)
------------------------------------------------------------------------------

NOTE 1. NATURE OF OPERATIONS

Union Security Insurance Company (the "Company"), formerly known as Fortis Benefits Insurance Company, is a provider of life and health insurance products. The Company is an indirect wholly owned subsidiary of Assurant, Inc. (the "Parent"). Assurant, Inc.'s common stock is traded on the New York Stock Exchange under the symbol AIZ.

The Company was redomesticated to Iowa from Minnesota in 2004. The Company distributes its products in all states except New York. The Company's revenues are derived principally from group employee benefits products and from individual and group health and pre-funded funeral products. The Company offers insurance products, including life insurance policies, annuity contracts, and group life, accident and health insurance policies.

Effective September 6, 2005, the Company changed its name from Fortis Benefits Insurance Company in association with the Parent's initial public offering on February 5, 2004.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Dollar amounts are presented in U.S. dollars and all amounts are in thousands except for number of shares and per share amounts.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and all of its wholly owned subsidiaries. All significant inter-company transactions and balances are eliminated in consolidation.

Effective November 1, 2005, eight dental companies, indirectly wholly owned subsidiaries of the Parent (the "Dental Companies"), were merged into the operations of the Company. The Dental Companies included:

- Denticare, Inc. (Florida)

- Denticare, Inc. (Kentucky)

- Fortis Benefits DentalCare of Wisconsin, Inc.

- United Dental Care Insurance Company

- United Dental Care of Nebraska, Inc.

- United Dental Care of Pennsylvania, Inc.

- Denticare of Oklahoma, Inc.

- UDC Life and Health Insurance Company

All the Dental Companies engaged in the business of marketing prepaid dental care.

The assets, liabilities, and operations of the Dental Companies for the year ended December 31, 2005 are included in the consolidated financial statements of the Company. Assets and liabilities were included at the current book value of the Dental Companies as of January 1, 2005.

The Dental Companies had a combined net income of $3,358 and $3,830 for the years ended December 31, 2004 and 2003, respectively. These amounts are not included in the consolidated statements of operations of the Company for those periods. The Dental Companies had combined total assets of $42,207 as of December 31, 2004. This amount is not included in the 2004 consolidated balance sheet of the Company.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The most significant items on the Company's balance sheet affected by the use of estimates are investments, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes, goodwill, valuation of business acquired ("VOBA"), future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates reported. The Company believes the amounts reported are reasonable and adequate.

COMPREHENSIVE INCOME

Comprehensive income is comprised of net income and other comprehensive income, which includes foreign currency translation and unrealized gains and losses on securities classified as available for sale, less deferred income taxes.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the 2005 presentation.

REVENUE RECOGNITION

The Company recognizes and reports revenue when realized or realizable and earned. Revenue generally is realized or realizable and earned when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collectibility is reasonably assured.

FOREIGN CURRENCY TRANSLATION

For those foreign affiliates where the foreign currency is the functional currency, unrealized foreign exchange gains (losses) net of income taxes have been reflected in stockholder's equity under the caption "accumulated other comprehensive income."

INVESTMENTS

Fixed maturities and equity securities are classified as available for sale and reported at fair value. If the fair value is higher than the amortized cost for debt securities or the purchase cost for equity securities, the excess is an unrealized gain; and if lower than cost, the difference is an unrealized loss. The net unrealized gains and losses, less deferred income taxes are included in accumulated other comprehensive income.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include all investment cash and short maturity investments. These amounts are reported at cost, which approximates fair value.

Collateral held under securities lending and the obligation under securities lending are reported at cost, which approximates fair value.

Other investments consist primarily of investments in joint ventures, partnerships, and invested assets associated with a modified coinsurance arrangement. The joint ventures and partnerships are valued according to the equity method of accounting. The invested assets related to a modified coinsurance arrangements are classified as trading securities and are reported at fair value.

The Company monitors its investment portfolio to identify investments that may be other than temporarily impaired. Changes in individual security values are monitored in order to identify potential credit problems. In addition, securities whose market price is equal to 85% or less of their original purchase price are added to the impairment watchlist, which is discussed at monthly meetings attended by members of the Company's investment, accounting and finance departments. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level with the amount of the writedown reported as a realized loss in that period. Assessment factors include, but are not limited to, the financial condition and rating of the issuer, any collateral held and the length of time the market value of the security has been below cost. Realized gains and losses on sales of investments and declines in value judged to be other-than-temporary are recognized on the specific identification basis.

Investment income is reported as earned net of investment expenses.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The majority of the Company's mortgage-backed securities and structured securities are of high credit quality. The retrospective method is used to adjust the effective yield.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried principally at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank providing the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

RECEIVABLES

The Company reports a receivable when revenue has been recognized and reported but not collected. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability to collect payments.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An estimated allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience, and current economic conditions.

Reinsurance balances payable are reported for reinsurance assumed based upon ceding entities' estimations.

Funds held under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of Assurant. Income tax expense or credit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement.

Current federal income taxes are charged to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recognized for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which we expect the temporary differences to reverse. The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

DEFERRED ACQUISITION COSTS

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, and certain direct marketing expenses.

Loss recognition testing is performed annually and reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of interest income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the statement of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

Long Duration Contracts

Acquisition costs for pre-funded funeral life insurance policies and life insurance policies no longer offered are deferred and amortized in proportion to anticipated premiums over the premium-paying period. These acquisition costs consist primarily of first year commissions paid to agents and sales and policy issue costs.

For pre-funded funeral investment type annuities and universal life and investment-type annuities no longer offered, DAC is amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges over the estimated life of the policy or contract. The assumptions used for the estimates are consistent with those used in computing the policy or contract liabilities.

Acquisition costs relating to worksite group disability consist primarily of first year commissions to brokers and one time policy transfer fees and costs of issuing new certificates. These acquisition costs are front-end loaded, thus they are deferred and amortized over the estimated terms of the underlying contracts.

Acquisition costs on the Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

Short Duration Contracts

Acquisition costs relating to monthly pay credit insurance business consist mainly of direct marketing costs and are deferred and amortized over the estimated average terms and balances of the underlying contracts.

Acquisition costs relating to group term life, group disability and group dental consist primarily of new business underwriting, field sales support, commissions to agents and brokers, and compensation to sales representatives. These acquisition costs are front-end loaded; thus they are deferred and amortized over the estimated terms of the underlying contracts.

Acquisition costs on small group medical consist primarily of commissions to agents and brokers and compensation to representatives. These contracts are considered short duration because the terms of the contract are not fixed at issue and they are not guaranteed renewable. As a result, these costs are not deferred but rather they are recorded in the consolidated statement of operations in the period in which they are incurred.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 39.5 years for buildings, a maximum of 7 years for furniture and a maximum of 5 years for equipment. Expenditures for maintenance and repairs are charged to income and reported as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair values of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather tested at least annually for impairment. The goodwill impairment test has two steps. The first identifies potential impairments by comparing the fair value of a reporting unit with its book value, including goodwill. If the fair value of the reporting unit exceeds the carrying amount, goodwill is not impaired and the second step is not required. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied goodwill is less than the carrying amount, a write down is recorded. The fair value is based on an evaluation of ranges of future discounted earnings, public company trading multiples and acquisitions of similar companies. Certain key assumptions considered include forecasted trends in revenues, operating expenses and effective tax rates.

The Company is required to test goodwill on at least an annual basis. The Company performed a January 1, 2005 impairment test during the first quarter and concluded that goodwill is not impaired. Effective September 30, 2005, the Company changed the date of its annual goodwill impairment test to the fourth quarter based on actual data through October 1st. The Company determined this change in accounting principle is preferable because it will allow management to incorporate this test into the normal flow of the financial planning and reporting cycle and provide more timely analysis on the recoverability of goodwill. The Company's fourth quarter 2005 impairment test also concluded that goodwill is not impaired at December 31, 2005.

VALUE OF BUSINESSES ACQUIRED

VOBA is the identifiable intangible asset representing the value of the insurance businesses acquired. The amount is determined using best estimates for mortality, lapse, maintenance expenses and investment returns at date of purchase. The amount determined represents the purchase price paid to the seller for producing the business. Similar to the amortization of DAC, the amortization of VOBA is over the premium payment period for traditional life insurance policies and a small block of limited payment policies. For the remaining limited payment policies, pre-funded funeral life insurance policies, all universal life policies and annuities, the amortization of VOBA is over the expected lifetime of the policies.

VOBA is tested for recoverability annually. If it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses or loss expenses, then an expense is reported in current earnings.

OTHER ASSETS

Other assets include prepaid items and intangible assets. Identifiable intangible assets with finite lives, including costs capitalized relating to developing software for internal use, are amortized on a straight-line basis over their estimated useful lives. The Company tests the intangible assets for impairment whenever circumstances warrant, but at least annually. If impairment exists, then excess of the unamortized balance over the fair value of the intangible assets will be charged to earnings at that time.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations.

Prior to April 2, 2001, FFG had issued variable insurance products registered as securities under the Securities Act of 1933. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG have been 100% reinsured with The Hartford Financial Services Group Inc. ("The Hartford").

RESERVES

Reserves are established according to GAAP, using generally accepted actuarial methods and are based on a number of factors. These factors include experience derived from historical claim payments and actuarial assumptions to arrive at loss development factors. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates, generally involving actuarial projections at a given time, of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on our assessment of facts and circumstances then known. The adequacy of reserves will be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, such as: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable, particularly on a prospective basis. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the statement of operations of the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made.

Long Duration Contracts

Future policy benefits and expense reserves on LTC, life insurance policies and annuity contracts that are no longer offered and the traditional life insurance contracts within FFG are reported at the present value of future benefits to be paid to policyholders and related expenses less the present value of the future net premiums. These amounts are estimated and include assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Future policy benefits and expense reserves for pre-funded funeral investment-type annuities, universal life insurance policies and investment-type annuity contracts no longer offered, and the variable life insurance and investment-type annuity contracts in FFG consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances.

Future policy benefits and expense reserves for pre-funded funeral life insurance contracts are reported at the present value of future benefits to policyholders and related expenses less the present value of future net premiums. Reserve assumptions are selected using best estimates for expected investment yield, inflation, mortality and withdrawal rates. These assumptions reflect current trends, are based on Company experience and include provision for possible unfavorable deviation. An unearned revenue reserve is also recorded for these contracts which represents the balance of the excess of gross premiums over net premiums that is still to be recognized in future years' income in a constant relationship to insurance in force.

For worksite group disability, the case reserves and IBNR are recorded at an amount equal to the net present value of the expected future claims payments. Worksite group disability reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio, with adjustment for investment expenses and provisions for adverse deviation.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as the estimates are revised.

Short Duration Contracts

For short duration contracts, claims and benefits payable reserves are reported when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include (1) case reserves for known but unpaid claims as of the balance sheet date; (2) incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR are reported at an amount equal to the net present value of the expected claims future payments. Group long term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio, with adjustments for investment expenses and provisions for adverse deviation. Group long term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Unearned premium reserves are maintained for the portion of the premiums on short duration contracts that is related to the unexpired period of the policies.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as estimates are revised.

DEFERRED GAIN ON DISPOSAL OF BUSINESSES

The Company reports deferred gain on disposal of businesses for disposals utilizing reinsurance. On March 1, 2000, the Company sold its LTC business using a coinsurance contract. On April 2, 2001, the Company sold its FFG business using a modified coinsurance contract. Since the form of sale did not discharge the Company's primary liability to the insureds, the gain on these disposals was deferred and reported as a liability and decreased as it is recognized and reported as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gain on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company.

PREMIUMS

Long Duration Contracts

Currently, the Company's long duration contracts being sold are pre-funded funeral life insurance, investment type annuities and worksite group disability insurance. The pre-funded funeral life insurance policies include provisions for death benefit growth that is either pegged to the changes in the Consumer Price Index or determined peridically at the discretion of management. For pre-funded funeral life insurance policies, revenues are recognized and reported when due from policyholders. For pre-funded funeral investment-type annuity contracts, revenues consist of charges assessed against policy balances. Revenues are recognized when earned on worksite disability group disability policies.

For traditional life insurance contracts previously sold by the Preneed segment but no longer offered, revenue is recognized and reported when due from policyholders.

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized and reported as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes and reports revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, medical, dental, and credit life and disability.

FEE INCOME

The Company primarily derives income from fees received from providing administrative services. Fee income is recognized and reported when services are performed.

UNDERWRITING, GENERAL AND ADMINISTRATIVE EXPENSES

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, amortization of DAC and VOBA, salaries and personnel benefits and other general operating expenses. These expenses are reported as incurred.

BUSINESS COMBINATIONS

All business combinations initiated after June 30, 2001 are accounted for under the purchase method of accounting.

LEASES

The Company reports expenses for operating leases on a straight-line basis over the lease term.

CONTINGENCIES

The Company follows SFAS No. 5, ACCOUNTING FOR CONTINGENCIES ("SFAS No. 5"). This requires the Company to evaluate each contingent matter separately. A loss is reported if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company reports an estimated reserve at the low end of the estimated range. Contingencies affecting the Company include litigation matters which are inherently difficult to evaluate and are subject to significant changes.

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2004, FASB issued Statement of Financial Accounting Standards No. 123 (revised 2004), SHARE-BASED PAYMENT ("FAS 123R") which replaces Statement of Financial Accounting Standards No. 123, SHARE-BASED PAYMENT and supersedes Accounting Principles Board Opinion No. 25, ACCOUNTING FOR STOCK ISSUED TO EMPLOYEES. FAS 123R requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. The pro forma disclosures previously permitted under FAS 123 no longer will be an alternative to financial statement recognition. Under FAS 123R, the company must determine the appropriate fair value model to be used for valuing share-based payments, the amortization method for compensation cost, and the transition method to be used at date of adoption. The permitted transition methods include either retrospective or prospective adoption. Under the retrospective option, prior periods may be restated either as of the beginning of the year of adoption or for all periods presented for all unvested stock options beginning with the first period presented. The prospective method requires that compensation expense be recorded for all unvested stock options at the beginning of the first quarter of adoption of FAS 123R. In April 2005, the Securities and Exchange Commission approved a new rule for public companies which delays the effective date of FAS 123R. Under the new rule, public companies are required to adopt FAS 123R in the first annual period after June 15, 2005, and, therefore, the Company is required to adopt FAS 123R by the first quarter of 2006. Except for this deferral of the effective date, the guidance in FAS 123R is unchanged. The Company does not expect the adoption of FAS 123R to have a material impact on the Company's financial statements.

In June 2005, the FASB issued Statement of Financial Accounting Standards No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20, ACCOUNTING CHANGES, AND STATEMENT NO. 3, REPORTING ACCOUNTING CHANGES IN INTERIM FINANCIAL STATEMENTS" ("FAS 154"). FAS 154 changes the accounting and reporting of a change in accounting principle. Prior to FAS 154, the majority of voluntary changes in accounting principles were required to be recognized as a cumulative effect adjustment within net income during the period of the change. FAS 154 requires retrospective application to prior period financial statements unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. FAS 154 is effective for accounting changes made in fiscal years beginning after December 15, 2005 but does not change the transition provisions of any existing accounting pronouncements. The Company does not believe the adoption of FAS 154 will have a material effect on our consolidated financial position or results of operations.

In September 2005, the AICPA issued Statement of Position 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS, ("SOP 05-1"). SOP 05-1 provides guidance on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a new contract that is substantially different from the replaced contract are accounted for as an extinguishment of the replaced contract, and the associated unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be reported as an expense immediately. Modifications resulting in a new contract that is substantially the same as the replaced contract are accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the requirements of SOP 05-1 and the potential impact on the Company's financial statements.

In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS -- AN

AMENDMENT OF FASB STATEMENTS NO. 133 AND 140 ("SFAS 155"). This statement resolves issues addressed in SFAS 133 Implementation Issue No. D1, APPLICATION OF STATEMENT 133 TO BENEFICIAL INTEREST IN SECURITIZED FINANCIAL ASSETS. SFAS 155 (a) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation;
(b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. SFAS 155 also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company is required to apply SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007. The Company does not expect the adoption of SFAS 155 to have a material impact on the Company's financial statements.

NOTE 3. INVESTMENTS

The amortized cost and fair value of fixed maturities and equity securities at December 31, 2005 were as follows:

                                                             Cost or          Gross            Gross
                                                            Amortized       Unrealized      Unrealized
                                                               Cost           Gains           Losses          Fair Value
                                                           ---------------------------------------------------------------
FIXED MATURITIES
BONDS:
   United States Government and government agencies
     and authorities                                       $    412,466     $    7,844       $   (3,442)     $    416,868
   States, municipalities and political subdivisions             31,302          2,144              (25)           33,421
   Foreign governments                                          211,743         18,018             (182)          229,579
   Public utilities                                             458,182         26,545           (2,976)          481,751
   All other corporate bonds                                  2,202,398        135,393          (10,995)        2,326,796
                                                           ---------------------------------------------------------------
                               TOTAL FIXED MATURITIES      $  3,316,091     $  189,944       $  (17,620)     $  3,488,415
                                                           ---------------------------------------------------------------
EQUITY SECURITIES
Non-redeemable preferred stocks:
   Non-sinking fund preferred stocks                            317,341          5,053           (4,274)          318,120
                                                           ---------------------------------------------------------------
                              TOTAL EQUITY SECURITIES      $    317,341     $    5,053       $   (4,274)     $    318,120
                                                           ---------------------------------------------------------------


The amortized cost and fair value of fixed maturities and equity securities at December 31, 2004 were as follows:

                                                             Cost or          Gross            Gross
                                                            Amortized       Unrealized      Unrealized
                                                               Cost           Gains           Losses          Fair Value
                                                           ---------------------------------------------------------------
FIXED MATURITIES
BONDS:
   United States Government and government agencies
     and authorities                                       $    397,679     $   12,531        $ (1,200)      $    409,010
   States, municipalities and political subdivisions             21,442          1,432              (1)            22,873
   Foreign governments                                          181,537         11,967              (8)           193,496
   Public utilities                                             453,889         38,756            (291)           492,354
   All other corporate bonds                                  2,239,371        184,268          (2,910)         2,420,729
                                                           ---------------------------------------------------------------
                               TOTAL FIXED MATURITIES      $  3,293,918     $  248,954        $ (4,410)      $  3,538,462
                                                           ---------------------------------------------------------------
EQUITY SECURITIES
Non-redeemable preferred stocks:
Non-sinking fund preferred stocks                          $    300,000     $   11,337        $   (561)      $    310,776
                                                           ---------------------------------------------------------------
                              TOTAL EQUITY SECURITIES      $    300,000     $   11,337        $   (561)      $    310,776
                                                           ---------------------------------------------------------------

The amortized cost and fair value of fixed maturities at December 31, 2005 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                  Amortized
                                                                    Cost          Fair Value
                                                                -------------------------------
Due in one year or less                                         $      37,673    $      38,085
Due after one year through five years                                 350,573          362,466
Due after five years through ten years                              1,004,035        1,030,290
Due after ten years                                                 1,529,687        1,665,011
                                                                -------------------------------
Total                                                               2,921,968        3,095,852
Mortgage and asset backed securities                                  394,123          392,563
                                                                -------------------------------
                                                      TOTAL     $   3,316,091    $   3,488,415
                                                                -------------------------------


Proceeds from sales of available for sale securities were $559,833, $622,416, and $619,491 during 2005, 2004 and 2003, respectively. Gross gains of $13,824, $16,151 and $20,677 and gross losses of $15,399, $6,870 and $7,742 were realized on sales of fixed maturities and equity securities in 2005, 2004 and 2003, respectively.

Major categories of net investment income were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                      ----------------------------------------
                                                         2005          2004           2003
                                                      ----------------------------------------
Fixed maturities                                      $  208,916    $   203,862    $  193,384
Equity securities                                         21,012         19,622        13,921
Commercial mortgage loans on real estate                  54,563         55,329        49,940
Policy loans                                                 555            574           588
Short-term investments                                     2,032            714         1,363
Other investments                                         15,704          5,149         8,884
Cash and cash equivalents                                    606            264           198
Investment expenses                                       (9,490)        (9,821)       (8,474)
                                                      ----------------------------------------
                           NET INVESTMENT INCOME      $  293,898    $   275,693    $  259,804
                                                      ----------------------------------------

The net realized gains (losses) recorded in income for 2005, 2004 and 2003 are summarized as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                      -----------------------------------------
                                                         2005          2004           2003
                                                      -----------------------------------------
Fixed maturities                                      $     (373)   $     8,711    $     4,816
Equity securities                                         (1,468)           439             71
                                                      -----------------------------------------
                     TOTAL MARKETABLE SECURITIES          (1,841)         9,150          4,887
                                                      -----------------------------------------
Real estate                                                   --           (130)            --
Other                                                        190           (649)          (978)
                                                      -----------------------------------------
                                           TOTAL      $   (1,651)   $     8,371    $     3,909
                                                      -----------------------------------------


The Company recorded $266, $131 and $8,048 of pre-tax realized losses in 2005, 2004 and 2003, respectively, associated with other-than-temporary declines in value of available for sale securities.

The investment category and duration of the Company's gross unrealized losses on fixed maturities and equity securities at December 31, 2005 were as follows:

                                    Less than 12 months             12 Months or More                   Total
                                 ----------------------------------------------------------------------------------------
                                 Fair Value     Unrealized      Fair Value     Unrealized     Fair Value     Unrealized
                                                  Losses                         Losses                        Losses
                                 ----------------------------------------------------------------------------------------
FIXED MATURITIES
BONDS:
   United States Government
     and government
     agencies and
     authorities                 $  164,501      $  (2,095)      $  37,690      $ (1,347)     $  202,191     $   (3,442)
   States, municipalities
     and political
     subdivisions                        --             --           1,036           (25)          1,036            (25)
   Foreign governments                7,953           (165)            464           (17)          8,417           (182)
   Public utilities                  84,348         (2,577)         12,454          (399)         96,802         (2,976)
   All other corporate bonds        467,852         (9,247)         35,217        (1,748)        503,069        (10,995)
                                 ---------------------------------------------------------------------------------------
      TOTAL FIXED MATURITIES     $  724,654      $ (14,084)      $  86,861      $ (3,536)     $  811,515     $  (17,620)
-----------------------------    ---------------------------------------------------------------------------------------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED
   STOCKS:
   Non-sinking fund
     preferred stocks               134,790         (2,979)         24,213        (1,295)        159,003         (4,274)
                                 ---------------------------------------------------------------------------------------
     TOTAL EQUITY SECURITIES     $  134,790      $  (2,979)      $  24,213      $ (1,295)     $  159,003     $   (4,274)
-----------------------------    ----------------------------------------------------------------------------------------


The total unrealized loss represents less than 2.3% of the aggregate fair value of the related securities. Approximately 78% of these securities in an unrealized loss position have been in a continuous loss position for less than twelve months. The total unrealized losses on securities that were in a continuous unrealized loss position for longer than six months but less than 12 months were approximately $4,224, with no security with a book value greater than $1,000 having a market value below 86% of book value.

As part of the Company's ongoing monitoring process, the Company regularly reviews its investment portfolio to ensure that investments that may be other than temporarily impaired are identified on a timely basis and that any impairment is charged against earnings in the proper period. The Company has reviewed these securities and concluded that there were no additional other than temporary impairments as of December 31, 2005. Due to issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and their continued expectations to do so, as well as the Company's evaluation of the fundamentals of the issuers' financial condition, the Company believes that the securities in an unrealized loss status are not impaired and intends to hold them until recovery.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the United States. At December 31, 2005, approximately 41% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, New York and Pennsylvania. Although the Company has a diversified loan portfolio, an economic down-turn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $21 to $13,953 at December 31, 2005. The mortgage loan balance is net of an allowance for losses of $12,831 and $12,820 at December 31, 2005 and 2004, respectively.

The Company had fixed maturities carried at $336,541 and $293,587 at December 31, 2005 and 2004, respectively, on deposit with various governmental authorities as required by law.

SECURITY LENDING

The Company engages in transactions in which fixed maturities, especially bonds issued by the United States Government, agencies, and U.S. Corporations, are loaned to selected broker/dealers. Collateral, greater than or equal to 102% of the fair value of the securities lent plus accrued interest, is received in the form of cash held by a custodian bank for the benefit of the Company. The Company monitors the fair value of securities loaned and the collateral received, with additional collateral obtained as necessary. The Company is subject to the risk of loss to the extent there is a loss in the investment of cash collateral. At December 31, 2005 and 2004, securities with a fair value of $370,272 and $319,227, respectively, were on loan to select brokers and are included in the Company's available for sale investments. At December 31, 2005 and 2004, collateral with a fair value of $384,141 and $332,276, respectively, is included in the Company's assets with offsetting liabilities.

NOTE 4. INCOME TAXES

The Company and its subsidiaries are subject to U.S. tax and are part of a U.S. consolidated federal income tax return with their parent, Assurant, Inc. Information about the Company's current and deferred tax expense are as follows:

--------------------------------------------------------------------------------
                                                                                          YEARS ENDED DECEMBER 31,
                                                                                     ------------------------------------
                                                                                       2005         2004         2003
                                                                                     ------------------------------------
CURRENT EXPENSE:
   Federal                                                                           $  43,757    $  35,219    $  20,400
   Foreign                                                                                 788          494        2,821
                                                                                     ------------------------------------
                                                          TOTAL CURRENT EXPENSE         44,545       35,713       23,221
                                                                                     ------------------------------------
DEFERRED EXPENSE (BENEFIT):
   Federal                                                                              24,968       24,712       43,914
   Foreign                                                                                (724)        (615)        (522)
                                                                                     ------------------------------------
                                                         TOTAL DEFERRED EXPENSE         24,244       24,097       43,392
                                                                                     ------------------------------------
                                                       TOTAL INCOME TAX EXPENSE      $  68,789    $  59,810    $  66,613
                                                                                     ------------------------------------


International operations of the Company are subject to income taxes imposed by the jurisdiction in which they operate.

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                                                                DECEMBER 31,
                                                                                     -----------------------------------
                                                                                       2005         2004        2003
                                                                                     -----------------------------------
FEDERAL INCOME TAX RATE                                                                35.0%        35.0%       35.0%
RECONCILING ITEMS:
   Dividends received deduction                                                        (2.9)        (2.7)       (1.5)
   Permanent nondeductible expenses                                                     0.2          0.2         0.4
   Adjustment for deferred liabilities                                                   --         (0.5)       (0.9)
   Change in reserve for prior year taxes                                               4.8          1.7          --
   Goodwill                                                                             0.1           --         0.5
   Other                                                                                 --         (0.4)        0.4
                                                                                      ----------------------------------
                                                      EFFECTIVE INCOME TAX RATE:       37.2%        33.3%       33.9%
                                                                                      ----------------------------------


The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                                                                                      DECEMBER 31,
                                                                                                --------------------------
                                                                                                   2005           2004
                                                                                                --------------------------
DEFERRED TAX ASSETS:
   Policyholder and separate account reserves                                                   $   21,485     $   29,653
   Accrued liabilities                                                                               3,837          7,022
   Investment adjustments                                                                            3,850          2,130
   Deferred acquisition costs                                                                       10,858         17,014
   Deferred gains on reinsurance                                                                    60,579         73,685
                                                                                                --------------------------
                                                                 GROSS DEFERRED TAX ASSETS         100,609        129,504
                                                                                                --------------------------
DEFERRED TAX LIABILITIES:
   Unrealized gains on fixed maturities and equities                                                60,587         90,245
   Other liabilities                                                                                14,597         18,744
                                                                                                --------------------------
                                                            GROSS DEFERRED TAX LIABILITIES          75,184        108,989
                                                                                                --------------------------
                                                             NET DEFERRED INCOME TAX ASSET      $   25,425     $   20,515
                                                                                                --------------------------


Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." Amounts in this account only become taxable upon the occurrence of certain events. The American Jobs Creation Act of 2004 provided a two year window by which companies should distribute amounts from their Policyholder Surplus Accounts (PSA) tax free. The company has made dividends in excess of $12,145 which has reduced the PSA balance to $0. In accordance with the JOBs Act, there will be no federal income tax on these amounts.

At December 31, 2005, the Company and its subsidiaries had capital loss carryforwards for U.S. federal income tax purposes. Capital loss carryforwards related to other assets which are netted against the other liabilites in the table above total $12,508 and will all expire in 2007 if unused.

NOTE 5. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 1,000,000 shares of common stock with a par value of $5 per share. All the shares are issued and outstanding as of December 31, 2005 and 2004. All the outstanding shares at December 31, 2005 are owned by Assurant, Inc. (see Note 1). The Company paid dividends of $180,000, $75,000 and $0 at December 31, 2005, 2004 and 2003,
respectively.

The maximum amount of dividends which can be paid by the State of Iowa insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note
6).

NOTE 6. STATUTORY INFORMATION

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Iowa Department of Commerce. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between statutory accounting principles ("SAP") and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided;
4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP; 8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

The Company's statutory net income and capital and surplus are as follows:

                               YEARS ENDED AND AT
                                  DECEMBER 31,
                      --------------------------------------
                        2005          2004          2003
                      --------------------------------------
                      (Unaudited)
Statutory Net
   Income             $ 127,084     $ 123,810     $ 121,896
                      --------------------------------------
Statutory
   Capital and
   Surplus            $ 535,021     $ 584,177     $ 560,896
                      --------------------------------------


Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital (RBC) requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. In 2005, the Company declared and paid dividends of $180,000, of which $120,280 was ordinary and $59,720 was extraordinary. In 2004, the Company declared and paid dividends of $75,000, all of which were ordinary. In 2003, the Company declared no dividends. The Company has the ability, under state regulatory requirements, to dividend up to $129,463 to its parent in 2006 without permission from Iowa regulators.

NOTE 7. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                                                                    2005             2004
                                                                ------------------------------
Ceded future policyholder benefits and expenses                 $   1,181,660    $  1,155,253
Ceded unearned premium                                                 19,263          19,336
Ceded claims and benefits payable                                      45,003          43,566
Ceded paid losses                                                      15,104          19,956
                                                                ------------------------------
                                                       TOTAL    $   1,261,030    $  1,238,111
                                                                ------------------------------

The effect of reinsurance on premiums earned and benefits incurred was as follows:

                                                            YEARS ENDED DECEMBER 31,
                        -------------------------------------------------------------------------------------------------
                                     2005                             2004                             2003
                        -------------------------------- -------------------------------  -------------------------------
                          Long      Short      Total       Long     Short       Total       Long     Short      Total
                        Duration  Duration               Duration  Duration               Duration  Duration
                        --------- ---------- ----------- -------------------- ----------  -------------------------------
Gross earned
Premiums and other
   considerations       $475,081  $1,360,294 $1,835,375  $512,103 $1,367,271  $1,879,374  $523,173 $1,293,519 $1,816,692
Premiums assumed          14,513    153,412     167,925    18,383    160,827    179,210     23,335    194,222    217,557
Premiums ceded          (276,240)   (16,415)   (292,655) (278,496)   (23,768)  (302,264)  (304,638)   (23,930)  (328,568)
                        -------------------------------------------------------------------------------------------------
  NET EARNED PREMIUMS
            AND OTHER
       CONSIDERATIONS   $213,354  $1,497,291 $1,710,645  $251,990 $1,504,330  $1,756,320  $241,870 $1,463,811 $1,705,681
                        -------------------------------------------------------------------------------------------------
Gross policyholder      $877,175  $ 905,909  $1,783,084  $771,003 $  935,634  $1,706,637  $843,127 $  869,393 $1,712,520
   Benefits
Benefits assumed          39,758    159,283     199,041    43,067    151,705    194,772     48,478    173,261    221,739
Benefits ceded          (682,240)    (6,655)   (688,895) (545,646)    (3,761)  (549,407)  (635,745)   (13,791)  (649,536)
                        -------------------------------------------------------------------------------------------------
     NET POLICYHOLDER
             BENEFITS   $234,693  $1,058,537 $1,293,230  $268,424 $1,083,578  $1,352,002  $255,860 $1,028,863 $1,284,723
                        -------------------------------------------------------------------------------------------------


The Company had $135,126 and $108,097 of assets held in trusts as of December 31, 2005 and 2004, respectively, for the benefit of others related to certain reinsurance arrangements.

The Company utilizes ceded reinsurance for loss protection and capital management, business divestitures, client risk and profit sharing.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, and to free up capital to enable the Company to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To limit this risk, the Company has control procedures in place to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk to minimize this exposure. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as on developing strong relationships with the Company's reinsurance partners for the sharing of risks.

BUSINESS DIVESTITURES

In 2005, the Company signed an agreement with Forethought whereby the Company agreed to discontinue writing new preneed insurance policies in the United States via independent funeral homes and non-SCI Corporate funeral home changes for a period of ten years. The Company will receive payments from Forethought over the next ten years based on the amount of business the Company transitions to Forethought. This agreement does not impact Assurant Preneed's Independent -
- Canada or AMLIC distributions channels. The transaction will not have a material impact on the Company's consolidated financial position or results of operations.

The Company has used reinsurance to exit certain businesses. Assets backing ceded liabilities related to these businesses are held in trust for the benefit of the Company and the separate accounts relating to the annuity business are still reflected as separate accounts in the Company's balance sheet.

In 2001, the Company entered into a reinsurance agreement with The Hartford for the sale of its FFG division. The reinsurance recoverable from The Hartford was $819,735 and $870,764 as of December 31, 2005 and 2004, respectively. The Company would be responsible to administer this business in the event of a default by the reinsurer. In addition, under the reinsurance agreement, The Hartford is obligated to contribute funds to increase the value of the separate account assets relating to modified guaranteed annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In 2000, the Company divested its LTC operations to John Hancock. Reinsurance recoverable from John Hancock was $354,288 and $290,993 as of December 31, 2005 and 2004, respectively.

NOTE 8. RESERVES

The following table provides reserve information by major lines of business as of:

                                             DECEMBER 31, 2005                             DECEMBER 31, 2004
                                ------------------------------------------------------------------------------------------
                                Future Policy     Unearned      Claims and    Future Policy     Unearned      Claims and
                                 Benefits and                    Benefits      Benefits and                    Benefits
                                   Expenses       Premiums       Payable         Expenses       Premiums       Payable
                                ------------------------------------------------------------------------------------------
LONG DURATION CONTRACTS:
   Pre-funded funeral
     life insurance
     policies and
     investment-type
     annuity contracts           $  1,740,023     $   1,940    $      6,619    $  1,614,342     $   1,984    $      6,629
   Life insurance no
     longer offered                   289,078           687             883         297,082           730             933
   FFG and LTC disposed
     businesses                     1,121,837        18,964          33,222       1,112,101        19,088          30,568
   All other                            3,639           636          19,269           4,505           122          12,497
SHORT DURATION CONTRACTS:
   Group term life                         --         5,824         367,928              --         8,995         369,210
   Group disability                        --         1,913       1,431,733              --         3,697       1,368,820
   Medical                                 --         6,360          34,304              --         8,788          44,780
   Dental                                  --         3,548          24,657              --         2,754          31,171
   Credit life and
     disability                            --            95          17,995              --            70          20,000
                                 -----------------------------------------------------------------------------------------
                     TOTAL       $  3,154,577     $  39,967    $  1,936,610    $  3,028,030     $  46,228    $  1,884,608
---------------------------      -----------------------------------------------------------------------------------------


The Company's short duration group disability category includes short and long term disability products. Claims and benefits payable for long-term disability have been discounted at 5.25%. The December 31, 2005 and 2004 liabilities include $1,376,793 and $1,318,794, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2005 and 2004 are $445,984 and $432,483, respectively.

NOTE 9. FAIR VALUE DISCLOSURES

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS ("FAS 107") requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the consolidated balance sheets. In the measurement of the fair value of certain financial instruments, if quoted market prices were not available other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. Additionally, FAS 107 excludes certain financial instruments including those related to insurance contracts.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS: the carrying amount reported approximates fair value because of the short maturity of the instruments.

FIXED MATURITY SECURITIES: the fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

EQUITY SECURITIES: fair value of equity securities and non-sinking fund preferred stocks is based on quoted market prices.

COMMERCIAL MORTGAGE LOANS AND POLICY LOANS: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts of policy loans are reported in the balance sheets at amortized cost, which approximates fair value.

OTHER INVESTMENTS: the fair values of joint ventures are based on financial statements provided by partnerships or members. The invested assets related to a modified coinsurance arrangement are classified as trading securities and are reported at fair value. The carrying amounts of the remaining other investments approximate fair value.

POLICY RESERVES UNDER INVESTMENT PRODUCTS: the fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

COLLATERAL AND OBLIGATIONS UNDER SECURITIES LENDING: the fair values of securities lending assets and liabilities are based on quoted market prices.

SEPARATE ACCOUNT ASSETS AND LIABILITIES: separate account assets and liabilities are reported at their estimated fair values in the balance sheet.

OTHER ASSETS: a derivative instrument, the CPI CAP, is recorded in other assets. The fair value of this derivative is based on quoted market prices.

                                                                    DECEMBER 31, 2005              DECEMBER 31, 2004
                                                               -----------------------------------------------------------
                                                                Carrying          Fair         Carrying          Fair
                                                                  Value          Value           Value          Value
                                                               -----------------------------------------------------------
FINANCIAL ASSETS
   Cash and cash equivalents                                   $    19,032    $     19,032    $    43,362    $     43,362
   Fixed maturities                                              3,488,415       3,488,415      3,538,462       3,538,462
   Equity securities                                               318,120         318,120        310,776         310,776
   Commercial mortgage loans on real estate                        758,966         815,753        695,921         779,111
   Policy loans                                                      9,773           9,773          9,956           9,956
   Short-term investments                                           79,916          79,916         47,989          47,989
   Collateral held under securities lending                        384,141         384,141        332,276         332,276
   Other investments                                                61,024          61,024         49,020          49,020
   Other assets                                                      8,753           8,753          9,850           9,850
   Assets held in separate accounts                              3,200,233       3,200,233      3,435,089       3,435,089
FINANCIAL LIABILITIES
   Policy reserves under investment products
   (Individual and group annuities, subject to                     616,733         609,603        595,799         588,190
     discretionary withdrawal)                                 $              $               $              $
   Obligations under securities lending                            384,141         384,141        332,276         332,276
   Liabilities related to separate accounts                      3,200,233       3,200,233      3,435,089       3,435,089
                                                               -----------------------------------------------------------


The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

NOTE 10. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Parent sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. The Parent's pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to $7,881, $9,409 and $6,160 for 2005, 2004 and 2003, respectively.

The Company participates in a contributory profit sharing plan, sponsored by our Parent, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was $5,654, $5,460 and $6,760 for 2005, 2004 and 2003, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by the Parent. Health care benefits, either through the Parent's sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993. The Company made contributions to the postretirement benefit plans of $0, $1,767 and $1,490 in 2005, 2004 and 2003, respectively, as claims were incurred. During 2005, 2004 and 2003 the Company incurred expenses related to retirement benefits of $1,505, $4,333 and $3,344, respectively.

NOTE 11. DEFERRED POLICY ACQUISITION COSTS

Information about deferred policy acquisition costs follows:

                                   DECEMBER 31,
                        ------------------------------------
                           2005        2004         2003
                        ------------------------------------
Beginning Balance       $  116,060  $   103,606  $   77,737
Costs deferred              78,432       78,106      74,048
Amortization               (72,726)     (68,508)    (52,630)
Foreign currency
   translation               1,456        2,856       4,451
                        ------------------------------------
     ENDING BALANCE     $  123,222  $   116,060  $  103,606
                        ------------------------------------

NOTE 12. GOODWILL AND VALUE OF BUSINESS ACQUIRED

Information about goodwill and value of business acquired (VOBA) are as follows:

                                                Goodwill for the Year Ended                VOBA for the Year Ended
                                                       December 31,                             December 31,
                                          ----------------------------------------   ------------------------------------
                                             2005          2004           2003         2005         2004         2003
                                          -------------------------------------------------------------------------------
Beginning Balance                         $  156,104    $  156,985     $  156,006    $  39,413    $  45,710    $  52,643
Dental mergers (see Note 2)                    8,594            --             --           --           --           --
Acquisitions (Dispositions)                     (340)           --             --           --           --           --
Amortization, net of interest accrued             --            --             --       (5,532)      (6,503)      (7,466)
Foreign Currency Translation                     246          (881)           979           84          206          533
                                          -------------------------------------------------------------------------------
                        ENDING BALANCE    $  164,604    $  156,104     $  156,985    $  33,965    $  39,413    $  45,710
                                          -------------------------------------------------------------------------------


As of December 31, 2005, the majority of the outstanding balance of VOBA is in the Company's Preneed segment. VOBA in this segment assumes an interest rate ranging from 6.5% to 7.5%.

At December 31, 2005 the estimated amortization of VOBA for the next five years is as follows:

Year                                                                                Amount $
-----------------------------------------------------------------------------------------------
2006                                                                                  4,764
2007                                                                                  4,056
2008                                                                                  3,242
2009                                                                                  2,452
2010                                                                                  1,971


NOTE 13. OTHER COMPREHENSIVE INCOME

The Company's components of other comprehensive income (loss) net of tax at December 31 are as follows:

                                                  Foreign Currency       Unrealized Gains
                                                     Translation            (Losses) on             Accumulated Other
                                                     Adjustment             Securities            Comprehensive Income
                                                  -----------------------------------------------------------------------
Balance at December 31, 2002                          $ (1,256)              $  102,453                $  101,197
Activity in 2003                                         5,189                   50,016                    55,205
Balance at December 31, 2003                             3,933                  152,469                   156,402
Activity in 2004                                         2,784                   13,489                    16,273
Balance at December 31, 2004                             6,717                  165,958                   172,675
Dental Merger (See Note 2)                                  --                       34                        34
Activity in 2005                                           300                  (53,480)                  (53,180)
                                                  -----------------------------------------------------------------------
                BALANCE AT DECEMBER 31, 2005          $  7,017               $  112,512                $  119,529
                                                  -----------------------------------------------------------------------


NOTE 14. RELATED PARTY TRANSACTIONS

The Company receives various services from Assurant and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology and other administrative functions. The fees paid to the Parent for these services for years ended December 31, 2005, 2004 and 2003, were $32,103, $27,940 and
$33,189, respectively. Net affiliate expenses were $38,846, $34,462 and $33,164, for the years ended December 31, 2005, 2004 and 2003. Information technology expenses were $13,540, $12,889 and $12,235 for years ended December 31, 2005, 2004 and 2003, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on a separate company basis.

The Company assumes pre-funded funeral business from its affiliate, United Family Life Insurance Company ("UFL"). The Company has assumed premium from UFL of $12,215, $15,136 and $19,332 in 2005, 2004 and 2003, respectively. The
Company assumed $572,790 and $600,447 of reserves in 2005 and 2004, respectively, from UFL.

The Company assumes group disability business from its affiliate, Union Security Life Insurance Company of New York ("USLIC"). The Company assumed $6,588, $6,526 and $5,847 of premium from USLIC in 2005, 2004 and 2003, respectively. The Company assumed $24,879 and $23,533 of reserves in 2005 and 2004, respectively, from USLIC.

NOTE 15. COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries lease office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2005, the aggregate future minimum lease payment under operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2006                                              $   8,673
2007                                                  7,455
2008                                                  6,747
2009                                                  5,297
2010                                                  4,555
------------------------------------------------------------
Thereafter                                            3,560
------------------------------------------------------------
TOTAL MINIMUM FUTURE LEASE PAYMENTS               $  36,287
------------------------------------------------------------


Rent expense was $9,699, $10,904 and $10,676 for 2005, 2004 and 2003
respectively.

The Company is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation, the Company does not believe that any pending matter will have a material adverse effect on the Company's business, financial condition or results of operations.